NYLIAC Variable Universal Life Separate Account-I

Financial Statements

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Initial Class
ASSETS:
Investment at net asset value	$69,312,114	$20,643,281	$29,365,027	$28,027,624	$2,111,043
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(3,672)	1,260	2,648	(7,502)	141
Net receivable from (payable to) the Fund for shares sold or purchased	4,179	(1,138)	(2,375)	7,718	(140)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	469	109	246	197	1
Administrative charges	38	13	27	19	—

Total net assets	$69,312,114	$20,643,281	$29,365,027	$28,027,624	$2,111,043

Total shares outstanding	6,262,728	1,627,749	2,431,645	4,243,523	305,263

Net asset value per share (NAV)	$11.07	$12.68	$12.08	$6.60	$6.92

Total units outstanding	2,733,800	713,418	1,311,616	3,215,342	232,214

Variable accumulation unit value (lowest to highest)	$24.20 to $26.11	$21.60 to $30.11	$11.34 to $28.22	$8.33 to $8.99	$8.69 to $9.11

Identified cost of investment	$74,613,880	$22,932,853	$35,130,162	$36,868,856	$2,136,989

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Conservative Allocation— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
ASSETS:
Investment at net asset value	$13,486,903	$136,320,660	$86,162,722	$53,194,779	$37,192,373
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	371	(671)	(5,607)	86	(791)
Net receivable from (payable to) the Fund for shares sold or purchased	(253)	2,058	5,850	132	900
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	109	1,257	222	198	98
Administrative charges	9	130	21	20	11

Total net assets	$13,486,903	$136,320,660	$86,162,722	$53,194,779	$37,192,373

Total shares outstanding	1,398,969	8,092,504	9,135,439	4,028,931	4,461,496

Net asset value per share (NAV)	$9.64	$16.85	$9.43	$13.20	$8.34

Total units outstanding	634,566	3,722,500	3,189,029	2,182,950	2,114,024

Variable accumulation unit value (lowest to highest)	$20.11 to $22.40	$26.02 to $41.47	$24.73 to $27.40	$22.96 to $24.78	$14.08 to $18.40

Identified cost of investment	$15,705,864	$116,370,781	$100,214,454	$48,159,936	$38,072,176

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Growth Allocation— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$88,025,351	$59,999,403	$10,451,980	$150,815,705	$69,449,473
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(276)	5,790	105	(89,834)	9,946
Net receivable from (payable to) the Fund for shares sold or purchased	723	(5,027)	(96)	91,397	(9,361)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	399	677	8	1,447	540
Administrative charges	48	86	1	116	45

Total net assets	$88,025,351	$59,999,403	$10,451,980	$150,815,705	$69,449,473

Total shares outstanding	9,263,974	4,384,543	1,299,739	11,644,292	4,985,497

Net asset value per share (NAV)	$9.50	$13.68	$8.04	$12.95	$13.93

Total units outstanding	3,351,448	1,641,641	1,289,437	6,604,738	1,294,954

Variable accumulation unit value (lowest to highest)	$20.73 to $27.09	$25.25 to $49.77	$7.65 to $8.13	$22.06 to $23.80	$26.41 to $67.47

Identified cost of investment	$103,574,457	$68,752,794	$11,162,996	$143,060,156	$69,672,557

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Strategic Bond— Initial Class	MainStay VP Moderate Allocation— Initial Class
ASSETS:
Investment at net asset value	$12,150,607	$138,229,470	$46,818,814	$21,923,350	$43,783,250
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,266	(23,178)	(10,340)	(119)	295
Net receivable from (payable to) the Fund for shares sold or purchased	(1,149)	24,223	10,689	160	(36)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	105	938	315	37	232
Administrative charges	12	107	34	4	27

Total net assets	$12,150,607	$138,229,470	$46,818,814	$21,923,350	$43,783,250

Total shares outstanding	1,286,010	16,039,809	4,550,376	2,406,330	4,749,756

Net asset value per share (NAV)	$9.45	$8.62	$10.29	$9.11	$9.22

Total units outstanding	634,489	3,225,408	1,478,738	1,659,921	1,834,405

Variable accumulation unit value (lowest to highest)	$10.47 to $23.40	$17.82 to $56.66	$24.29 to $38.08	$12.35 to $13.31	$18.11 to $24.79

Identified cost of investment	$14,042,397	$156,476,128	$60,755,514	$23,875,327	$51,635,348

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP U.S. Government Money Market— Initial Class
ASSETS:
Investment at net asset value	$50,883,218	$12,069,031	$534,215,067	$49,516,420	$53,208,909
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(12,515)	114	110,457	1,718	(27,458)
Net receivable from (payable to) the Fund for shares sold or purchased	12,726	(69)	(105,735)	(1,219)	27,740
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	193	41	4,232	457	258
Administrative charges	18	4	490	42	24

Total net assets	$50,883,218	$12,069,031	$534,215,067	$49,516,420	$53,208,909

Total shares outstanding	4,239,314	1,467,466	7,665,096	5,285,924	53,203,588

Net asset value per share (NAV)	$12.00	$8.22	$69.69	$9.37	$1.00

Total units outstanding	3,973,514	1,056,123	8,970,911	2,201,971	41,572,069

Variable accumulation unit value (lowest to highest)	$12.07 to $13.02	$10.75 to $11.60	$11.12 to $115.33	$21.70 to $23.41	$1.05 to $1.51

Identified cost of investment	$31,635,917	$12,922,541	$327,164,615	$62,872,149	$53,208,908

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$188,987,861	$89,546,129	$40,716,779	$117,914,411	$98,890,728
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(30,455)	(136,626)	(18,469)	4,177	(88,914)
Net receivable from (payable to) the Fund for shares sold or purchased	33,623	137,163	18,676	(2,553)	89,528
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,806	492	189	1,455	571
Administrative charges	362	45	18	169	43

Total net assets	$188,987,861	$89,546,129	$40,716,779	$117,914,411	$98,890,728

Total shares outstanding	10,716,210	12,066,748	5,296,560	5,531,162	5,217,489

Net asset value per share (NAV)	$17.64	$7.42	$7.69	$21.32	$18.95

Total units outstanding	4,862,126	1,811,308	2,949,158	2,016,462	2,188,598

Variable accumulation unit value (lowest to highest)	$21.61 to $55.14	$43.38 to $52.80	$13.34 to $13.98	$37.52 to $96.08	$30.60 to $52.96

Identified cost of investment	$270,867,756	$130,189,253	$53,169,925	$129,119,708	$121,984,118

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Century Investments ® VP Inflation Protection Fund— Class II
ASSETS:
Investment at net asset value	$288,599	$5	$16,869,995	$2,204,735	$320,165
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	5,243	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	—	(5,178)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	60	—	—
Administrative charges	—	—	5	—	—

Total net assets	$288,599	$5	$16,869,995	$2,204,735	$320,165

Total shares outstanding	9,952	—	1,015,042	40,343	34,169

Net asset value per share (NAV)	$29.00	$12.95	$16.62	$54.65	$9.37

Total units outstanding	28,555	—	567,618	28,420	18,804

Variable accumulation unit value (lowest to highest)	$10.07 to $10.11	$11.55 to $11.55	$26.86 to $30.60	$33.92 to $80.67	$13.02 to $17.17

Identified cost of investment	$284,373	$5	$18,745,721	$3,201,215	$368,034

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Century Investments® VP International Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS The Bond Fund of America®— Class 2	American Funds IS Global Small Capitalization Fund— Class 2
ASSETS:
Investment at net asset value	$2,799,249	$4,186,535	$6,743,535	$91,866	$6,281,398
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	448	—	2,115
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(399)	—	(2,100)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	44	—	14
Administrative charges	—	—	5	—	1

Total net assets	$2,799,249	$4,186,535	$6,743,535	$91,866	$6,281,398

Total shares outstanding	294,348	335,998	307,783	9,910	410,549

Net asset value per share (NAV)	$9.51	$12.46	$21.91	$9.27	$15.30

Total units outstanding	86,669	79,745	523,259	9,535	460,604

Variable accumulation unit value (lowest to highest)	$32.30 to $32.30	$52.50 to $52.50	$12.63 to $13.05	$9.61 to $9.64	$13.01 to $13.73

Identified cost of investment	$3,112,428	$3,387,652	$7,847,896	$95,733	$9,326,644

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	American Funds IS Washington Mutual Investors FundSM— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I
ASSETS:
Investment at net asset value	$13,568,726	$17,212,868	$10,726,052	$22,389,078	$7,190,044
Dividends due and accrued	—	—	—	—	38,459
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	4,962	(1,981)	1,445	63	2,286
Net receivable from (payable to) the Fund for shares sold or purchased	(4,895)	2,015	(1,403)	15	(40,719)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	61	31	38	71	24
Administrative charges	6	3	4	7	2

Total net assets	$13,568,726	$17,212,868	$10,726,052	$22,389,078	$7,190,044

Total shares outstanding	179,957	781,692	860,839	1,515,848	1,108,773

Net asset value per share (NAV)	$75.40	$22.02	$12.46	$14.77	$6.45

Total units outstanding	789,334	1,262,963	722,387	1,881,384	550,020

Variable accumulation unit value (lowest to highest)	$16.74 to $17.35	$12.91 to $13.72	$14.43 to $14.96	$11.59 to $11.98	$12.45 to $13.23

Identified cost of investment	$18,560,508	$19,174,580	$11,678,907	$26,538,533	$8,048,813

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1
ASSETS:
Investment at net asset value	$40,832,119	$16,827	$3,349,388	$3,479,367	$999,714
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,285)	—	—	1,200	—
Net receivable from (payable to) the Fund for shares sold or purchased	5,462	—	—	(1,194)	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	163	—	—	5	2
Administrative charges	14	—	—	1	—

Total net assets	$40,832,119	$16,827	$3,349,388	$3,479,367	$999,714

Total shares outstanding	2,323,968	403	85,031	69,186	195,639

Net asset value per share (NAV)	$17.57	$41.73	$39.39	$50.29	$5.11

Total units outstanding	852,844	1,817	91,291	196,731	79,354

Variable accumulation unit value (lowest to highest)	$35.66 to $53.56	$9.26 to $9.26	$36.69 to $36.69	$17.06 to $17.75	$12.03 to $12.69

Identified cost of investment	$56,955,556	$17,189	$3,382,490	$3,402,774	$939,516

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class
ASSETS:
Investment at net asset value	$4,195,362	$180,195	$33,189	$6,837,850	$1,852
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	109	—	—	5,531	—
Net receivable from (payable to) the Fund for shares sold or purchased	(101)	—	—	(5,509)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7	—	—	20	—
Administrative charges	1	—	—	2	—

Total net assets	$4,195,362	$180,195	$33,189	$6,837,850	$1,852

Total shares outstanding	557,894	21,789	2,924	347,099	124

Net asset value per share (NAV)	$7.52	$8.27	$11.35	$19.70	$14.94

Total units outstanding	386,025	19,219	1,332	503,140	206

Variable accumulation unit value (lowest to highest)	$10.35 to $10.93	$9.38 to $9.38	$24.92 to $24.92	$11.76 to $13.79	$8.99 to $8.99

Identified cost of investment	$5,063,072	$179,190	$42,234	$9,021,870	$2,342

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA Short-Term Fixed Portfolio
ASSETS:
Investment at net asset value	$12,266,582	$32,387	$128,917	$222,330	$108,782
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(2,113)	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	2,157	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	40	—	—	—	—
Administrative charges	4	—	—	—	—

Total net assets	$12,266,582	$32,387	$128,917	$222,330	$108,782

Total shares outstanding	330,993	3,367	11,992	18,164	10,955

Net asset value per share (NAV)	$37.06	$9.62	$10.75	$12.24	$9.93

Total units outstanding	492,676	2,921	6,833	13,180	10,228

Variable accumulation unit value (lowest to highest)	$23.48 to $25.78	$11.09 to $11.09	$18.87 to $18.87	$16.87 to $16.87	$10.64 to $10.64

Identified cost of investment	$11,357,456	$35,553	$146,013	$204,401	$112,098

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
ASSETS:
Investment at net asset value	$423,077	$264,824	$8,717,373	$2,710,394	$5,394,570
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	31	41	582
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(17)	(18)	(566)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	13	20	15
Administrative charges	—	—	1	3	1

Total net assets	$423,077	$264,824	$8,717,373	$2,710,394	$5,394,570

Total shares outstanding	13,903	12,893	671,083	223,630	423,768

Net asset value per share (NAV)	$30.43	$20.54	$12.99	$12.12	$12.73

Total units outstanding	14,027	8,545	698,439	228,526	231,105

Variable accumulation unit value (lowest to highest)	$30.16 to $30.16	$30.99 to $30.99	$11.96 to $12.53	$11.53 to $24.49	$21.40 to $23.70

Identified cost of investment	$352,438	$222,991	$8,857,829	$3,738,067	$5,462,994

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$3,532,650	$289,596,783	$4,381,063	$103,752,750	$1,770,659
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(69)	(30,776)	353	11,623	—
Net receivable from (payable to) the Fund for shares sold or purchased	102	33,217	(341)	(10,731)	17
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	29	2,212	11	804	15
Administrative charges	4	229	1	88	2

Total net assets	$3,532,650	$289,596,783	$4,381,063	$103,752,750	$1,770,659

Total shares outstanding	375,814	7,645,110	443,877	4,403,767	153,171

Net asset value per share (NAV)	$9.40	$37.88	$9.87	$23.56	$11.56

Total units outstanding	417,860	4,373,181	398,127	2,261,517	108,202

Variable accumulation unit value (lowest to highest)	$8.39 to $8.51	$31.59 to $90.04	$10.70 to $11.06	$29.37 to $56.83	$15.80 to $16.91

Identified cost of investment	$4,186,127	$260,519,719	$5,593,312	$98,795,442	$2,114,393

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
ASSETS:
Investment at net asset value	$6,376,854	$7,372,466	$30,409,315	$10,511,596	$8,870,071
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	54	456	24,232	—	3,859
Net receivable from (payable to) the Fund for shares sold or purchased	(24)	(424)	(24,115)	—	(3,819)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	28	28	105	—	36
Administrative charges	2	4	12	—	4

Total net assets	$6,376,854	$7,372,466	$30,409,315	$10,511,596	$8,870,071

Total shares outstanding	464,785	341,793	741,148	146,995	269,853

Net asset value per share (NAV)	$13.72	$21.57	$41.03	$71.51	$32.87

Total units outstanding	340,792	355,166	1,025,183	203,311	610,535

Variable accumulation unit value (lowest to highest)	$17.79 to $19.03	$19.70 to $21.08	$28.27 to $30.04	$51.71 to $51.71	$14.25 to $14.62

Identified cost of investment	$7,132,624	$8,227,701	$43,633,044	$9,388,588	$9,814,481

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
ASSETS:
Investment at net asset value	$31,188,211	$6,900,478	$2,198,272	$19,312,555	$7,081,931
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,917	—	698	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,883)	—	(656)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	30	—	38	—
Administrative charges	—	4	—	4	—

Total net assets	$31,188,211	$6,900,478	$2,198,272	$19,312,555	$7,081,931

Total shares outstanding	83,217	734,093	203,544	590,237	326,356

Net asset value per share (NAV)	$374.78	$9.40	$10.80	$32.72	$21.70

Total units outstanding	647,033	722,880	116,629	706,088	238,318

Variable accumulation unit value (lowest to highest)	$36.10 to $48.35	$9.44 to $9.58	$9.60 to $19.87	$21.83 to $71.98	$16.83 to $29.76

Identified cost of investment	$16,654,415	$7,786,346	$2,706,455	$20,884,328	$6,183,929

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Franklin Templeton Aggressive Model Portfolio— Class I	Franklin Templeton Conservative Model Portfolio— Class I	Franklin Templeton Moderate Model Portfolio— Class I	Franklin Templeton Moderately Aggressive Model Portfolio— Class I	Franklin Templeton Moderately Conservative Model Portfolio— Class I
ASSETS:
Investment at net asset value	$30,967,350	$1,989,154	$7,914,344	$27,124,010	$2,808,744
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	46,328	—	64,151	108,615	308
Net receivable from (payable to) the Fund for shares sold or purchased	(46,318)	3	(64,132)	(108,595)	(294)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	10	3	18	18	13
Administrative charges	—	—	1	2	1

Total net assets	$30,967,350	$1,989,154	$7,914,344	$27,124,010	$2,808,744

Total shares outstanding	2,702,212	216,448	763,196	2,497,607	280,874

Net asset value per share (NAV)	$11.46	$9.19	$10.37	$10.86	$10.00

Total units outstanding	2,385,095	197,407	695,722	2,260,465	257,402

Variable accumulation unit value (lowest to highest)	$12.75 to $12.99	$9.91 to $10.09	$11.19 to $11.40	$11.79 to $12.01	$10.76 to $10.96

Identified cost of investment	$35,301,319	$2,222,037	$8,928,155	$30,541,573	$3,179,411

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$19,177,043	$15,844	$1,594,396	$15,677,815	$126,997
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,141	—	2,692	3,510	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,097)	—	(2,689)	(3,460)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	40	—	3	46	—
Administrative charges	4	—	—	4	—

Total net assets	$19,177,043	$15,844	$1,594,396	$15,677,815	$126,997

Total shares outstanding	662,648	1,215	69,081	225,321	3,747

Net asset value per share (NAV)	$28.94	$13.04	$23.08	$69.58	$33.89

Total units outstanding	1,219,922	1,050	99,946	849,919	3,368

Variable accumulation unit value (lowest to highest)	$13.99 to $16.35	$15.08 to $15.08	$15.69 to $15.98	$15.61 to $81.52	$37.71 to $37.71

Identified cost of investment	$23,493,287	$19,441	$1,948,847	$18,525,063	$163,752

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Delaware Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class
ASSETS:
Investment at net asset value	$101,509,824	$18,010	$51,197	$90,974	$1,735,593
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(75,301)	—	—	—	205
Net receivable from (payable to) the Fund for shares sold or purchased	76,609	—	—	—	(197)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,199	—	—	—	7
Administrative charges	109	—	—	—	1

Total net assets	$101,509,824	$18,010	$51,197	$90,974	$1,735,593

Total shares outstanding	2,029,385	290	5,860	3,501	152,165

Net asset value per share (NAV)	$50.02	$62.06	$8.74	$25.98	$11.41

Total units outstanding	3,295,208	534	3,926	2,758	127,765

Variable accumulation unit value (lowest to highest)	$23.96 to $42.33	$33.71 to $33.71	$13.04 to $13.04	$32.99 to $32.99	$13.26 to $13.70

Identified cost of investment	$79,304,514	$19,282	$60,874	$97,020	$1,908,376

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research International Portfolio— Initial Class
ASSETS:
Investment at net asset value	$16,680,386	$13,362,515	$12,486,553	$10,325,078	$499,774
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,985	90	1,044	1,152	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,919)	(69)	(1,003)	(1,130)	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	59	19	38	20	2
Administrative charges	7	2	3	2	—

Total net assets	$16,680,386	$13,362,515	$12,486,553	$10,325,078	$499,774

Total shares outstanding	612,349	414,085	1,358,711	912,916	33,098

Net asset value per share (NAV)	$27.24	$32.27	$9.19	$11.31	$15.10

Total units outstanding	752,982	604,928	761,587	320,220	51,294

Variable accumulation unit value (lowest to highest)	$20.91 to $23.77	$20.82 to $46.51	$12.55 to $16.46	$25.06 to $52.14	$9.71 to $9.75

Identified cost of investment	$18,015,063	$12,994,735	$12,411,409	$17,583,858	$516,371

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
ASSETS:
Investment at net asset value	$4,917,237	$8,963	$6,156	$362,936	$21,922,255
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	112	—	—	—	703
Net receivable from (payable to) the Fund for shares sold or purchased	(98)	—	—	—	(632)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13	—	—	—	64
Administrative charges	1	—	—	—	7

Total net assets	$4,917,237	$8,963	$6,156	$362,936	$21,922,255

Total shares outstanding	177,262	796	286	67,460	1,688,926

Net asset value per share (NAV)	$27.74	$11.26	$21.55	$5.38	$12.98

Total units outstanding	159,034	680	196	14,729	1,331,465

Variable accumulation unit value (lowest to highest)	$29.03 to $31.28	$13.17 to $13.17	$31.44 to $31.44	$24.64 to $24.64	$14.33 to $38.66

Identified cost of investment	$5,276,708	$10,991	$5,788	$497,479	$30,459,705

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$19,333,734	$126,959	$2,558,092	$9,205,727	$553,594
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	5,127	—	146	325	—
Net receivable from (payable to) the Fund for shares sold or purchased	(5,084)	—	(143)	(298)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	39	—	3	24	—
Administrative charges	4	—	—	3	—

Total net assets	$19,333,734	$126,959	$2,558,092	$9,205,727	$553,594

Total shares outstanding	857,752	13,435	263,993	968,005	58,396

Net asset value per share (NAV)	$22.54	$9.45	$9.69	$9.51	$9.48

Total units outstanding	729,280	7,633	241,415	765,258	41,676

Variable accumulation unit value (lowest to highest)	$23.85 to $55.72	$16.66 to $16.66	$10.41 to $10.61	$11.43 to $12.14	$13.29 to $13.29

Identified cost of investment	$25,668,246	$154,316	$2,690,723	$10,608,058	$602,877

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio
ASSETS:
Investment at net asset value	$5,302,756	$1,480,598	$17,857,049	$9,552	$109,728
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(76)	—	2,266	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	90	—	(2,179)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13	—	79	—	—
Administrative charges	1	—	8	—	—

Total net assets	$5,302,756	$1,480,598	$17,857,049	$9,552	$109,728

Total shares outstanding	559,362	164,877	1,988,536	333	3,546

Net asset value per share (NAV)	$9.48	$8.98	$8.98	$28.66	$30.94

Total units outstanding	515,913	84,574	1,631,739	218	3,259

Variable accumulation unit value (lowest to highest)	$9.87 to $10.35	$12.50 to $18.05	$10.46 to $11.12	$43.86 to $43.86	$33.67 to $33.67

Identified cost of investment	$5,641,646	$1,802,007	$21,535,009	$11,498	$122,909

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	The Merger Fund VL	Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$31,722	$215,539	$31,236	$9,741
Dividends due and accrued	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—
Administrative charges	—	—	—	—

Total net assets	$31,722	$215,539	$31,236	$9,741

Total shares outstanding	2,433	46,958	2,672	2,021

Net asset value per share (NAV)	$13.04	$4.59	$11.69	$4.82

Total units outstanding	1,987	14,682	2,243	1,023

Variable accumulation unit value (lowest to highest)	$15.97 to $15.97	$11.40 to $15.36	$13.93 to $13.93	$9.50 to $9.54

Identified cost of investment	$36,888	$229,385	$30,873	$10,039

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations

For the year ended December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,249,988	$215,431	$616,806	$305,347	$27,062
Mortality and expense risk charges	(184,718)	(40,312)	(97,255)	(82,691)	(643)
Administrative charges	(14,941)	(4,793)	(10,670)	(7,960)	(50)

Net investment income (loss)	1,050,329	170,326	508,881	214,696	26,369

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,117,501	1,842,599	3,411,816	1,964,272	380,690
Cost of investments sold	(4,877,990)	(1,787,584)	(3,866,131)	(2,298,929)	(439,885)

Net realized gain (loss) on investments	1,239,511	55,015	(454,315)	(334,657)	(59,195)
Realized gain distribution received	7,968,302	3,756,266	—	4,239,024	—
Change in unrealized appreciation (depreciation) on investments	(16,465,584)	(5,323,764)	(5,339,794)	(15,605,450)	(95,300)

Net gain (loss) on investments	(7,257,771)	(1,512,483)	(5,794,109)	(11,701,083)	(154,495)

Net increase (decrease) in net assets resulting from operations	$(6,207,442)	$(1,342,157)	$(5,285,228)	$(11,486,387)	$(128,126)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Conservative Allocation— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$635,578	$2,900,259	$2,888,490	$1,099,720	$1,384,599
Mortality and expense risk charges	(42,100)	(464,638)	(87,600)	(70,672)	(35,050)
Administrative charges	(3,763)	(47,964)	(8,376)	(7,065)	(3,880)

Net investment income (loss)	589,715	2,387,657	2,792,514	1,021,983	1,345,669

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,472,033	10,618,071	4,648,110	4,534,981	1,494,155
Cost of investments sold	(2,496,681)	(6,583,141)	(4,679,116)	(4,496,309)	(1,604,710)

Net realized gain (loss) on investments	(24,648)	4,034,930	(31,006)	38,672	(110,555)
Realized gain distribution received	1,331,114	3,105,847	13,621,354	2,634,048	—
Change in unrealized appreciation (depreciation) on investments	(3,913,057)	(13,991,755)	(35,231,793)	(931,112)	(784,990)

Net gain (loss) on investments	(2,606,591)	(6,850,978)	(21,641,445)	1,741,608	(895,545)

Net increase (decrease) in net assets resulting from operations	$(2,016,876)	$(4,463,321)	$(18,848,931)	$2,763,591	$450,124

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Growth Allocation— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,230,640	$1,739,679	$212,444	$1,793,233	$2,471,145
Mortality and expense risk charges	(153,812)	(261,096)	(3,261)	(567,134)	(212,451)
Administrative charges	(18,415)	(33,238)	(311)	(45,535)	(17,751)

Net investment income (loss)	3,058,413	1,445,345	208,872	1,180,564	2,240,943

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,497,093	4,103,879	715,785	9,882,927	7,535,907
Cost of investments sold	(9,019,176)	(3,442,591)	(722,571)	(6,909,286)	(5,451,354)

Net realized gain (loss) on investments	(522,083)	661,288	(6,786)	2,973,641	2,084,553
Realized gain distribution received	12,197,708	5,913,125	—	11,472,378	8,130,138
Change in unrealized appreciation (depreciation) on investments	(30,079,654)	(18,060,258)	(1,197,149)	(46,824,095)	(23,331,887)

Net gain (loss) on investments	(18,404,029)	(11,485,845)	(1,203,935)	(32,378,076)	(13,117,196)

Net increase (decrease) in net assets resulting from operations	$(15,345,616)	$(10,040,500)	$(995,063)	$(31,197,512)	$(10,876,253)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay Strategic Bond— Initial Class	MainStay VP Moderate Allocation— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$244,229	$7,718,256	$131,808	$814,814	$1,746,360
Mortality and expense risk charges	(41,205)	(360,037)	(123,494)	(14,412)	(93,477)
Administrative charges	(4,487)	(40,828)	(13,131)	(1,604)	(10,651)

Net investment income (loss)	198,537	7,317,391	(4,817)	798,798	1,642,232

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,802,890	11,478,252	2,545,049	1,972,794	4,547,952
Cost of investments sold	(2,012,839)	(12,017,668)	(2,382,560)	(2,053,110)	(5,160,798)

Net realized gain (loss) on investments	(209,949)	(539,416)	162,489	(80,316)	(612,846)
Realized gain distribution received	—	—	9,263,585	—	5,448,118
Change in unrealized appreciation (depreciation) on investments	(1,649,610)	(19,957,565)	(26,380,946)	(2,510,457)	(13,932,102)

Net gain (loss) on investments	(1,859,559)	(20,496,981)	(16,954,872)	(2,590,773)	(9,096,830)

Net increase (decrease) in net assets resulting from operations	$(1,661,022)	$(13,179,590)	$(16,959,689)	$(1,791,975)	$(7,454,598)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP U.S. Government Money Market— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$525,631	$752,702	$8,098,300	$—	$667,705
Mortality and expense risk charges	(68,677)	(16,239)	(1,669,253)	(182,560)	(92,809)
Administrative charges	(6,508)	(1,650)	(194,013)	(16,776)	(8,729)

Net investment income (loss)	450,446	734,813	6,235,034	(199,336)	566,167

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,724,844	1,488,042	24,504,850	3,474,385	18,789,151
Cost of investments sold	(4,775,075)	(1,377,162)	(7,782,920)	(2,765,318)	(18,789,062)

Net realized gain (loss) on investments	949,769	110,880	16,721,930	709,067	89
Realized gain distribution received	—	—	17,602,148	13,086,641	—
Change in unrealized appreciation (depreciation) on investments	12,367,602	(2,418,715)	(159,705,615)	(32,122,396)	(89)

Net gain (loss) on investments	13,317,371	(2,307,835)	(125,381,537)	(18,326,688)	—

Net increase (decrease) in net assets resulting from operations	$13,767,817	$(1,573,022)	$(119,146,503)	$(18,526,024)	$566,167

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$487,771	$839,998	$—
Mortality and expense risk charges	(1,192,244)	(193,756)	(74,546)	(582,776)	(234,770)
Administrative charges	(153,582)	(17,615)	(6,809)	(67,423)	(17,316)

Net investment income (loss)	(1,345,826)	(211,371)	406,416	189,799	(252,086)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	13,119,777	6,137,439	2,443,715	7,867,426	5,699,570
Cost of investments sold	(10,206,666)	(7,059,015)	(2,581,358)	(4,241,904)	(4,521,103)

Net realized gain (loss) on investments	2,913,111	(921,576)	(137,643)	3,625,522	1,178,467
Realized gain distribution received	64,032,599	36,691,586	11,237,121	24,293,945	25,774,110
Change in unrealized appreciation (depreciation) on investments	(164,271,886)	(59,747,581)	(22,443,873)	(60,439,474)	(71,159,420)

Net gain (loss) on investments	(97,326,176)	(23,977,571)	(11,344,395)	(32,520,007)	(44,206,843)

Net increase (decrease) in net assets resulting from operations	$(98,672,002)	$(24,188,942)	$(10,937,979)	$(32,330,208)	$(44,458,929)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	AB VPS Growth and Income Portfolio— Class A (a)	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$752	$—	$192,003	$—	$17,430
Mortality and expense risk charges	(77)	—	(23,207)	—	—
Administrative charges	(9)	—	(1,914)	—	—

Net investment income (loss)	666	—	166,882	—	17,430

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	14,702	—	1,191,565	100,484	16,718
Cost of investments sold	(16,300)	—	(1,214,066)	(98,175)	(19,311)

Net realized gain (loss) on investments	(1,598)	—	(22,501)	2,309	(2,593)
Realized gain distribution received	8,564	—	2,589,084	198,274	1,845
Change in unrealized appreciation (depreciation) on investments	4,226	—	(5,851,305)	(1,483,156)	(66,002)

Net gain (loss) on investments	11,192	—	(3,284,722)	(1,282,573)	(66,750)

Net increase (decrease) in net assets resulting from operations	$11,858	$—	$(3,117,840)	$(1,282,573)	$(49,320)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Century Investments® VP International Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS The Bond Fund of America®— Class 2 (a)	American Funds IS Global Small Capitalization Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$36,193	$82,276	$132,448	$2,051	$—
Mortality and expense risk charges	—	—	(16,829)	(28)	(5,090)
Administrative charges	—	—	(1,805)	—	(434)

Net investment income (loss)	36,193	82,276	113,814	2,023	(5,524)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	49,954	326,827	660,015	6,559	465,010
Cost of investments sold	(40,894)	(222,858)	(646,329)	(7,145)	(490,355)

Net realized gain (loss) on investments	9,060	103,969	13,686	(586)	(25,345)
Realized gain distribution received	429,891	345,653	710,912	83	2,106,804
Change in unrealized appreciation (depreciation) on investments	(1,375,030)	(524,436)	(1,855,175)	(3,867)	(4,316,047)

Net gain (loss) on investments	(936,079)	(74,814)	(1,130,577)	(4,370)	(2,234,588)

Net increase (decrease) in net assets resulting from operations	$(899,886)	$7,462	$(1,016,763)	$(2,347)	$(2,240,112)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2	American Funds IS Washington Mutual Investors FundSM— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$47,135	$235,212	$206,038	$—	$386,286
Mortality and expense risk charges	(24,732)	(11,860)	(13,885)	(27,338)	(9,075)
Administrative charges	(2,557)	(1,114)	(1,605)	(2,815)	(865)

Net investment income (loss)	19,846	222,238	190,548	(30,153)	376,346

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,305,834	603,051	652,760	1,619,798	789,978
Cost of investments sold	(2,331,081)	(499,644)	(589,455)	(1,777,128)	(862,785)

Net realized gain (loss) on investments	974,753	103,407	63,305	(157,330)	(72,807)
Realized gain distribution received	1,916,547	1,555,183	2,301,725	289,384	—
Change in unrealized appreciation (depreciation) on investments	(8,079,634)	(6,226,171)	(3,432,589)	(4,323,640)	(1,123,845)

Net gain (loss) on investments	(5,188,334)	(4,567,581)	(1,067,559)	(4,191,586)	(1,196,652)

Net increase (decrease) in net assets resulting from operations	$(5,168,488)	$(4,345,343)	$(877,011)	$(4,221,739)	$(820,306)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares (a)	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$—	$37,731	$267,742
Mortality and expense risk charges	(75,112)	(3)	—	(1,980)	(972)
Administrative charges	(6,655)	—	—	(241)	(94)

Net investment income (loss)	(81,767)	(3)	—	35,510	266,676

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,891,751	7,650	58,526	452,674	341,440
Cost of investments sold	(2,949,736)	(7,945)	(24,827)	(348,297)	(272,152)

Net realized gain (loss) on investments	942,015	(295)	33,699	104,377	69,288
Realized gain distribution received	4,702,637	—	710,752	169,185	—
Change in unrealized appreciation (depreciation) on investments	(38,937,623)	(361)	(1,416,880)	(775,168)	(117,996)

Net gain (loss) on investments	(33,292,971)	(656)	(672,429)	(501,606)	(48,708)

Net increase (decrease) in net assets resulting from operations	$(33,374,738)	$(659)	$(672,429)	$(466,096)	$217,968

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1 (a)	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$177,645	$204	$162	$317,321	$29
Mortality and expense risk charges	(2,588)	—	—	(8,046)	—
Administrative charges	(257)	—	—	(623)	—

Net investment income (loss)	174,800	204	162	308,652	29

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	182,003	33	305	1,765,385	65
Cost of investments sold	(216,479)	(34)	(325)	(1,561,702)	(79)

Net realized gain (loss) on investments	(34,476)	(1)	(20)	203,683	(14)
Realized gain distribution received	—	4	12,759	—	161
Change in unrealized appreciation (depreciation) on investments	(813,720)	1,005	(16,100)	(3,187,104)	(577)

Net gain (loss) on investments	(848,196)	1,008	(3,361)	(2,983,421)	(430)

Net increase (decrease) in net assets resulting from operations	$(673,396)	$1,212	$(3,199)	$(2,674,769)	$(401)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA Short-Term Fixed Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$104,686	$528	$3,396	$8,725	$1,426
Mortality and expense risk charges	(15,459)	—	—	—	—
Administrative charges	(1,566)	—	—	—	—

Net investment income (loss)	87,661	528	3,396	8,725	1,426

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,522,318	87,986	2,005	3,098	164,339
Cost of investments sold	(1,564,104)	(92,419)	(2,081)	(2,684)	(167,149)

Net realized gain (loss) on investments	(41,786)	(4,433)	(76)	414	(2,810)
Realized gain distribution received	866,125	—	2,312	2,425	—
Change in unrealized appreciation (depreciation) on investments	(2,604,717)	(1,241)	(32,945)	(19,230)	(1,558)

Net gain (loss) on investments	(1,780,378)	(5,674)	(30,709)	(16,391)	(4,368)

Net increase (decrease) in net assets resulting from operations	$(1,692,717)	$(5,146)	$(27,313)	$(7,666)	$(2,942)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$9,542	$3,522	$621,849	$25,504	$47,676
Mortality and expense risk charges	—	—	(4,845)	(8,045)	(5,612)
Administrative charges	—	—	(547)	(1,240)	(557)

Net investment income (loss)	9,542	3,522	616,457	16,219	41,507

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,833	4,716	487,466	282,661	551,457
Cost of investments sold	(14,252)	(4,268)	(461,577)	(331,117)	(604,137)

Net realized gain (loss) on investments	2,581	448	25,889	(48,456)	(52,680)
Realized gain distribution received	5,158	20,861	8,560	479,740	82,018
Change in unrealized appreciation (depreciation) on investments	(39,598)	(36,706)	(1,319,764)	(1,116,597)	(1,076,851)

Net gain (loss) on investments	(31,859)	(15,397)	(1,285,315)	(685,313)	(1,047,513)

Net increase (decrease) in net assets resulting from operations	$(22,317)	$(11,875)	$(668,858)	$(669,094)	$(1,006,006)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$62,260	$1,628,760	$79,182	$1,995,407	$41,145
Mortality and expense risk charges	(11,326)	(901,067)	(4,125)	(299,887)	(5,468)
Administrative charges	(1,612)	(93,325)	(459)	(32,587)	(608)

Net investment income (loss)	49,322	634,368	74,598	1,662,933	35,069

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	682,662	17,112,485	666,953	6,968,658	432,413
Cost of investments sold	(771,702)	(7,891,744)	(675,640)	(5,886,272)	(451,144)

Net realized gain (loss) on investments	(89,040)	9,220,741	(8,687)	1,082,386	(18,731)
Realized gain distribution received	—	15,336,228	—	3,494,860	211,965
Change in unrealized appreciation (depreciation) on investments	(513,184)	(131,952,679)	(904,917)	(11,987,729)	(587,905)

Net gain (loss) on investments	(602,224)	(107,395,710)	(913,604)	(7,410,483)	(394,671)

Net increase (decrease) in net assets resulting from operations	$(552,902)	$(106,761,342)	$(839,006)	$(5,747,550)	$(359,602)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$129,418	$124,027	$—	$71,252	$—
Mortality and expense risk charges	(11,344)	(10,169)	(46,054)	—	(14,636)
Administrative charges	(816)	(1,331)	(5,479)	—	(1,457)

Net investment income (loss)	117,258	112,527	(51,533)	71,252	(16,093)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	701,002	513,424	3,074,695	235,635	1,495,285
Cost of investments sold	(708,322)	(488,757)	(2,647,687)	(118,939)	(1,495,396)

Net realized gain (loss) on investments	(7,320)	24,667	427,008	116,696	(111)
Realized gain distribution received	437,320	612,988	5,901,545	857,561	561,684
Change in unrealized appreciation (depreciation) on investments	(1,832,563)	(2,337,039)	(23,035,573)	(4,486,624)	(1,769,848)

Net gain (loss) on investments	(1,402,563)	(1,699,384)	(16,707,020)	(3,512,367)	(1,208,275)

Net increase (decrease) in net assets resulting from operations	$(1,285,305)	$(1,586,857)	$(16,758,553)	$(3,441,115)	$(1,224,368)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$489,991	$156,221	$52,073	$99,742	$80,088
Mortality and expense risk charges	—	(10,958)	(29)	(14,515)	—
Administrative charges	—	(1,309)	(5)	(1,608)	—

Net investment income (loss)	489,991	143,954	52,039	83,619	80,088

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	869,770	352,292	105,279	1,184,509	133,103
Cost of investments sold	(208,286)	(377,451)	(124,311)	(1,188,695)	(88,614)

Net realized gain (loss) on investments	661,484	(25,159)	(19,032)	(4,186)	44,489
Realized gain distribution received	255,237	—	118,672	1,276,058	65,288
Change in unrealized appreciation (depreciation) on investments	(8,449,745)	(1,197,942)	(482,054)	(4,594,847)	(2,427,327)

Net gain (loss) on investments	(7,533,024)	(1,223,101)	(382,414)	(3,322,975)	(2,317,550)

Net increase (decrease) in net assets resulting from operations	$(7,043,033)	$(1,079,147)	$(330,375)	$(3,239,356)	$(2,237,462)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Franklin Templeton Aggressive Model Portfolio— Class I	Franklin Templeton Conservative Model Portfolio— Class I	Franklin Templeton Moderate Model Portfolio— Class I	Franklin Templeton Moderately Aggressive Model Portfolio— Class I	Franklin Templeton Moderately Conservative Model Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$784,604	$51,114	$223,105	$690,312	$75,377
Mortality and expense risk charges	(3,110)	(916)	(8,636)	(6,541)	(4,197)
Administrative charges	(170)	(68)	(349)	(852)	(228)

Net investment income (loss)	781,324	50,130	214,120	682,919	70,952

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	632,301	385,076	1,263,299	711,217	1,141,486
Cost of investments sold	(642,141)	(426,408)	(1,321,693)	(698,456)	(1,178,328)

Net realized gain (loss) on investments	(9,840)	(41,332)	(58,394)	12,761	(36,842)
Realized gain distribution received	932,623	2,794	66,689	421,024	7,151
Change in unrealized appreciation (depreciation) on investments	(4,644,034)	(193,731)	(1,250,551)	(3,893,640)	(408,360)

Net gain (loss) on investments	(3,721,251)	(232,269)	(1,242,256)	(3,459,855)	(438,051)

Net increase (decrease) in net assets resulting from operations	$(2,939,927)	$(182,139)	$(1,028,136)	$(2,776,936)	$(367,099)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$343,079	$511	$10,452	$31,968	$280
Mortality and expense risk charges	(15,268)	—	(758)	(17,152)	—
Administrative charges	(1,679)	—	(88)	(1,514)	—

Net investment income (loss)	326,132	511	9,606	13,302	280

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,050,689	162	484,564	4,741,509	2,489
Cost of investments sold	(1,043,543)	(196)	(560,318)	(3,984,116)	(2,469)

Net realized gain (loss) on investments	7,146	(34)	(75,754)	757,393	20
Realized gain distribution received	2,188,408	—	226,777	2,585,772	22,232
Change in unrealized appreciation (depreciation) on investments	(6,740,456)	(5,493)	(402,891)	(6,452,701)	(46,854)

Net gain (loss) on investments	(4,544,902)	(5,527)	(251,868)	(3,109,536)	(24,602)

Net increase (decrease) in net assets resulting from operations	$(4,218,770)	$(5,016)	$(242,262)	$(3,096,234)	$(24,322)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Delaware Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP SSgA Mid-Cap Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,140,549	$—	$1,794	$1,674	$25,872
Mortality and expense risk charges	(468,407)	—	—	—	(2,578)
Administrative charges	(42,356)	—	—	—	(357)

Net investment income (loss)	629,786	—	1,794	1,674	22,937

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,626,741	4,767	643	3,776	165,465
Cost of investments sold	(2,597,396)	(4,002)	(683)	(3,938)	(126,862)

Net realized gain (loss) on investments	3,029,345	765	(40)	(162)	38,603
Realized gain distribution received	12,075,134	1,757	111	6,459	188,420
Change in unrealized appreciation (depreciation) on investments	(41,495,359)	(9,585)	(9,687)	(11,009)	(513,772)

Net gain (loss) on investments	(26,390,880)	(7,063)	(9,616)	(4,712)	(286,749)

Net increase (decrease) in net assets resulting from operations	$(25,761,094)	$(7,063)	$(7,822)	$(3,038)	$(263,812)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Research International Portfolio— Initial Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$132,147	$93,019	$123,325	$—	$9,164
Mortality and expense risk charges	(22,570)	(7,756)	(13,738)	(7,984)	(209)
Administrative charges	(2,535)	(951)	(1,103)	(637)	—

Net investment income (loss)	107,042	84,312	108,484	(8,621)	8,955

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,688,598	790,247	1,102,448	1,624,279	20,887
Cost of investments sold	(1,281,476)	(572,904)	(826,621)	(1,781,725)	(21,977)

Net realized gain (loss) on investments	407,122	217,343	275,827	(157,446)	(1,090)
Realized gain distribution received	734,835	1,783,067	1,028,093	3,396,559	11,124
Change in unrealized appreciation (depreciation) on investments	(6,223,208)	(4,713,265)	(2,538,812)	(7,686,404)	(16,597)

Net gain (loss) on investments	(5,081,251)	(2,712,855)	(1,234,892)	(4,447,291)	(6,563)

Net increase (decrease) in net assets resulting from operations	$(4,974,209)	$(2,628,543)	$(1,126,408)	$(4,455,912)	$2,392

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$24,789	$261	$84	$28,233	$297,657
Mortality and expense risk charges	(5,445)	—	—	—	(25,969)
Administrative charges	(575)	—	—	—	(2,701)

Net investment income (loss)	18,769	261	84	28,233	268,987

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	497,097	1,198	3	20,204	1,468,149
Cost of investments sold	(459,320)	(1,432)	(3)	(30,440)	(1,521,948)

Net realized gain (loss) on investments	37,777	(234)	—	(10,236)	(53,799)
Realized gain distribution received	646,973	110	357	—	5,208,424
Change in unrealized appreciation (depreciation) on investments	(1,738,170)	(1,719)	(807)	(99,240)	(13,056,069)

Net gain (loss) on investments	(1,053,420)	(1,843)	(450)	(109,476)	(7,901,444)

Net increase (decrease) in net assets resulting from operations	$(1,034,651)	$(1,582)	$(366)	$(81,243)	$(7,632,457)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,889	$62,034	$161,577	$9,590
Mortality and expense risk charges	(16,661)	—	(882)	(9,732)	—
Administrative charges	(1,675)	—	(70)	(1,030)	—

Net investment income (loss)	(18,336)	1,889	61,082	150,815	9,590

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,557,663	11,106	180,261	1,722,113	18,252
Cost of investments sold	(1,253,121)	(13,668)	(196,332)	(1,880,516)	(19,788)

Net realized gain (loss) on investments	304,542	(2,562)	(16,071)	(158,403)	(1,536)
Realized gain distribution received	3,840,643	1,854	126	3,838	—
Change in unrealized appreciation (depreciation) on investments	(11,569,798)	(16,245)	(127,354)	(1,091,079)	(42,642)

Net gain (loss) on investments	(7,424,613)	(16,953)	(143,299)	(1,245,644)	(44,178)

Net increase (decrease) in net assets resulting from operations	$(7,442,949)	$(15,064)	$(82,217)	$(1,094,829)	$(34,588)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$92,775	$41,416	$503,019	$—	$—
Mortality and expense risk charges	(4,370)	—	(30,298)	—	—
Administrative charges	(481)	—	(3,200)	—	—

Net investment income (loss)	87,924	41,416	469,521	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,920,829	67,769	1,396,519	1,887	1,478
Cost of investments sold	(2,025,318)	(84,158)	(1,537,441)	(1,852)	(727)

Net realized gain (loss) on investments	(104,489)	(16,389)	(140,922)	35	751
Realized gain distribution received	—	—	—	609	5,751
Change in unrealized appreciation (depreciation) on investments	(276,721)	(279,123)	(3,185,276)	(3,618)	(69,205)

Net gain (loss) on investments	(381,210)	(295,512)	(3,326,198)	(2,974)	(62,703)

Net increase (decrease) in net assets resulting from operations	$(293,286)	$(254,096)	$(2,856,677)	$(2,974)	$(62,703)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	The Merger Fund VL	Western Asset Core Plus VIT Portfolio— Class I (a)
INVESTMENT INCOME (LOSS):
Dividend income	$255	$4,342	$479	$94
Mortality and expense risk charges	—	—	—	(1)
Administrative charges	—	—	—	—

Net investment income (loss)	255	4,342	479	93

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	299	11,828	1,084	257
Cost of investments sold	(363)	(12,516)	(1,049)	(261)

Net realized gain (loss) on investments	(64)	(688)	35	(4)
Realized gain distribution received	771	341	—	—
Change in unrealized appreciation (depreciation) on investments	(6,392)	(14,669)	(240)	(297)

Net gain (loss) on investments	(5,685)	(15,016)	(205)	(301)

Net increase (decrease) in net assets resulting from operations	$(5,430)	$(10,674)	$274	$(208)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,050,329	$1,726,096	$170,326	$237,182	$508,881	$516,917
Net realized gain (loss) on investments	1,239,511	1,569,231	55,015	197,169	(454,315)	68,953
Realized gain distribution received	7,968,302	1,179,529	3,756,266	387,561	—	1,095,382
Change in unrealized appreciation (depreciation) on investments	(16,465,584)	12,425,958	(5,323,764)	2,384,128	(5,339,794)	(2,294,646)

Net increase (decrease) in net assets resulting from operations	(6,207,442)	16,900,814	(1,342,157)	3,206,040	(5,285,228)	(613,394)

Contributions and (Withdrawals):
Payments received from policyowners	3,237,992	3,115,948	1,598,903	1,500,982	2,554,785	2,728,125
Cost of insurance	(3,102,693)	(2,860,192)	(1,109,701)	(991,531)	(1,966,438)	(1,927,185)
Policyowners’ surrenders	(2,562,603)	(2,366,167)	(736,357)	(502,207)	(747,717)	(960,733)
Net transfers from (to) Fixed Account	(568,840)	(433,625)	(200,987)	(54,093)	(101,299)	(256,836)
Transfers between Investment Divisions	(1,330,616)	(2,592,860)	289,448	840,507	(710,363)	1,001,046
Policyowners’ death benefits	(483,518)	(320,648)	(201,628)	(186,805)	(461,892)	(247,788)

Net contributions and (withdrawals)	(4,810,278)	(5,457,544)	(360,322)	606,853	(1,432,924)	336,629

Increase (decrease) in net assets	(11,017,720)	11,443,270	(1,702,479)	3,812,893	(6,718,152)	(276,765)
NET ASSETS:
Beginning of period	80,329,834	68,886,564	22,345,760	18,532,867	36,083,179	36,359,944

End of period	$69,312,114	$80,329,834	$20,643,281	$22,345,760	$29,365,027	$36,083,179

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP CBRE Global Infrastructure— Initial Class		MainStay VP Conservative Allocation— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$214,696	$340,563	$26,369	$(319)	$589,715	$270,845
Net realized gain (loss) on investments	(334,657)	563,492	(59,195)	(70,104)	(24,648)	122,720
Realized gain distribution received	4,239,024	—	—	—	1,331,114	207,241
Change in unrealized appreciation (depreciation) on investments	(15,605,450)	(1,718,738)	(95,300)	276,574	(3,913,057)	513,753

Net increase (decrease) in net assets resulting from operations	(11,486,387)	(814,683)	(128,126)	206,151	(2,016,876)	1,114,559

Contributions and (Withdrawals):
Payments received from policyowners	2,331,805	2,502,673	387,141	410,251	793,718	943,532
Cost of insurance	(1,525,633)	(1,764,101)	(100,132)	(69,576)	(830,760)	(834,562)
Policyowners’ surrenders	(906,470)	(1,329,589)	(36,898)	(13,717)	(829,573)	(588,959)
Net transfers from (to) Fixed Account	(497,200)	(214,714)	2,267	34,338	(390,482)	127,442
Transfers between Investment Divisions	578,221	(991,701)	88,891	309,011	(360,774)	(182,280)
Policyowners’ death benefits	(216,915)	(77,885)	(1,016)	—	(46,590)	(118,613)

Net contributions and (withdrawals)	(236,192)	(1,875,317)	340,253	670,307	(1,664,461)	(653,440)

Increase (decrease) in net assets	(11,722,579)	(2,690,000)	212,127	876,458	(3,681,337)	461,119
NET ASSETS:
Beginning of period	39,750,203	42,440,203	1,898,916	1,022,458	17,168,240	16,707,121

End of period	$28,027,624	$39,750,203	$2,111,043	$1,898,916	$13,486,903	$17,168,240

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Equity Allocation— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,387,657	$2,853,130	$2,792,514	$1,795,999	$1,021,983	$942,225
Net realized gain (loss) on investments	4,034,930	3,436,281	(31,006)	1,303,514	38,672	(19,056)
Realized gain distribution received	3,105,847	—	13,621,354	3,283,362	2,634,048	1,957,128
Change in unrealized appreciation (depreciation) on investments	(13,991,755)	21,876,295	(35,231,793)	11,711,698	(931,112)	4,910,883

Net increase (decrease) in net assets resulting from operations	(4,463,321)	28,165,706	(18,848,931)	18,094,573	2,763,591	7,791,180

Contributions and (Withdrawals):
Payments received from policyowners	6,058,300	6,377,812	8,662,756	9,560,191	3,990,903	4,089,113
Cost of insurance	(6,355,985)	(5,762,183)	(4,339,630)	(4,364,054)	(2,276,884)	(1,970,983)
Policyowners’ surrenders	(3,735,078)	(3,975,583)	(2,929,472)	(3,833,882)	(1,286,725)	(1,174,554)
Net transfers from (to) Fixed Account	(1,361,807)	(430,707)	(1,712,803)	(802,687)	(680,188)	(389,145)
Transfers between Investment Divisions	(1,994,319)	(2,463,893)	(1,315,143)	(4,180,805)	(2,039,840)	(1,142,703)
Policyowners’ death benefits	(1,595,685)	(975,782)	(416,476)	(57,394)	(278,694)	(228,993)

Net contributions and (withdrawals)	(8,984,574)	(7,230,336)	(2,050,768)	(3,678,631)	(2,571,428)	(817,265)

Increase (decrease) in net assets	(13,447,895)	20,935,370	(20,899,699)	14,415,942	192,163	6,973,915
NET ASSETS:
Beginning of period	149,768,555	128,833,185	107,062,421	92,646,479	53,002,616	46,028,701

End of period	$136,320,660	$149,768,555	$86,162,722	$107,062,421	$53,194,779	$53,002,616

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Floating Rate— Initial Class		MainStay VP Growth Allocation— Initial Class		MainStay VP Income Builder— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,345,669	$488,327	$3,058,413	$2,387,287	$1,445,345	$1,706,877
Net realized gain (loss) on investments	(110,555)	(36,445)	(522,083)	1,298,461	661,288	1,557,865
Realized gain distribution received	—	—	12,197,708	1,271,301	5,913,125	1,606,403
Change in unrealized appreciation (depreciation) on investments	(784,990)	118,900	(30,079,654)	10,238,587	(18,060,258)	1,884,544

Net increase (decrease) in net assets resulting from operations	450,124	570,782	(15,345,616)	15,195,636	(10,040,500)	6,755,689

Contributions and (Withdrawals):
Payments received from policyowners	20,049,602	1,027,051	7,097,037	7,540,313	3,845,483	3,905,898
Cost of insurance	(863,899)	(725,519)	(4,641,489)	(4,635,257)	(3,681,837)	(3,479,047)
Policyowners’ surrenders	(380,333)	(622,741)	(2,718,989)	(3,793,077)	(1,292,912)	(1,340,931)
Net transfers from (to) Fixed Account	(86,191)	7,178	(44,442)	(1,100,174)	(447,481)	3,937
Transfers between Investment Divisions	1,125,428	656,628	(3,710,973)	(3,175,761)	(357,614)	(591,157)
Policyowners’ death benefits	(257,221)	(108,210)	(669,501)	(286,378)	(586,379)	(954,934)

Net contributions and (withdrawals)	19,587,386	234,387	(4,688,357)	(5,450,334)	(2,520,740)	(2,456,234)

Increase (decrease) in net assets	20,037,510	805,169	(20,033,973)	9,745,302	(12,561,240)	4,299,455
NET ASSETS:
Beginning of period	17,154,863	16,349,694	108,059,324	98,314,022	72,560,643	68,261,188

End of period	$37,192,373	$17,154,863	$88,025,351	$108,059,324	$59,999,403	$72,560,643

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP IQ Hedge Multi- Strategy— Initial Class		MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$208,872	$(4,000)	$1,180,564	$1,632,845	$2,240,943	$683,326
Net realized gain (loss) on investments	(6,786)	17,939	2,973,641	3,289,518	2,084,553	1,862,822
Realized gain distribution received	—	—	11,472,378	5,748,388	8,130,138	4,097,264
Change in unrealized appreciation (depreciation) on investments	(1,197,149)	(93,669)	(46,824,095)	16,711,096	(23,331,887)	319,675

Net increase (decrease) in net assets resulting from operations	(995,063)	(79,730)	(31,197,512)	27,381,847	(10,876,253)	6,963,087

Contributions and (Withdrawals):
Payments received from policyowners	1,482,303	1,631,420	8,420,233	7,898,634	4,749,328	4,724,126
Cost of insurance	(576,111)	(555,357)	(7,345,250)	(7,043,302)	(3,486,892)	(3,310,584)
Policyowners’ surrenders	(312,064)	(272,186)	(4,158,195)	(4,120,526)	(1,749,502)	(1,987,799)
Net transfers from (to) Fixed Account	(199,363)	(191,209)	(482,757)	(30,280)	(706,717)	6,141
Transfers between Investment Divisions	(612,197)	934,075	(488,483)	(49,500)	(3,434,863)	2,887,775
Policyowners’ death benefits	(28,876)	(5,424)	(1,312,432)	(1,145,638)	(974,502)	(880,263)

Net contributions and (withdrawals)	(246,308)	1,541,319	(5,366,884)	(4,490,612)	(5,603,148)	1,439,396

Increase (decrease) in net assets	(1,241,371)	1,461,589	(36,564,396)	22,891,235	(16,479,401)	8,402,483
NET ASSETS:
Beginning of period	11,693,351	10,231,762	187,380,101	164,488,866	85,928,874	77,526,391

End of period	$10,451,980	$11,693,351	$150,815,705	$187,380,101	$69,449,473	$85,928,874

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$198,537	$179,379	$7,317,391	$7,103,596	$(4,817)	$(101,074)
Net realized gain (loss) on investments	(209,949)	(120,255)	(539,416)	671,417	162,489	1,840,432
Realized gain distribution received	—	—	—	—	9,263,585	8,126,701
Change in unrealized appreciation (depreciation) on investments	(1,649,610)	(348,943)	(19,957,565)	83,054	(26,380,946)	(2,880,554)

Net increase (decrease) in net assets resulting from operations	(1,661,022)	(289,819)	(13,179,590)	7,858,067	(16,959,689)	6,985,505

Contributions and (Withdrawals):
Payments received from policyowners	1,113,426	1,254,184	11,351,629	11,975,126	3,446,730	3,566,214
Cost of insurance	(909,066)	(941,832)	(8,033,603)	(7,737,788)	(2,402,500)	(2,603,065)
Policyowners’ surrenders	(250,921)	(343,302)	(3,566,144)	(4,448,900)	(1,379,223)	(2,067,638)
Net transfers from (to) Fixed Account	(4,957)	(99,118)	(1,748,363)	(209,125)	(493,630)	(340,412)
Transfers between Investment Divisions	(745,636)	(1,046,032)	(4,540,210)	1,617,438	1,315,232	(584,236)
Policyowners’ death benefits	(107,608)	(108,928)	(1,501,803)	(1,037,404)	(355,717)	(469,591)

Net contributions and (withdrawals)	(904,762)	(1,285,028)	(8,038,494)	159,347	130,892	(2,498,728)

Increase (decrease) in net assets	(2,565,784)	(1,574,847)	(21,218,084)	8,017,414	(16,828,797)	4,486,777
NET ASSETS:
Beginning of period	14,716,391	16,291,238	159,447,554	151,430,140	63,647,611	59,160,834

End of period	$12,150,607	$14,716,391	$138,229,470	$159,447,554	$46,818,814	$63,647,611

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP MacKay Strategic Bond— Initial Class		MainStay VP Moderate Allocation— Initial Class		MainStay VP Natural Resources— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$798,798	$577,826	$1,642,232	$503,382	$450,446	$372,386
Net realized gain (loss) on investments	(80,316)	12,422	(612,846)	102,453	949,769	(744,731)
Realized gain distribution received	—	—	5,448,118	1,374,293	—	—
Change in unrealized appreciation (depreciation) on investments	(2,510,457)	(152,156)	(13,932,102)	3,391,671	12,367,602	11,121,597

Net increase (decrease) in net assets resulting from operations	(1,791,975)	438,092	(7,454,598)	5,371,799	13,767,817	10,749,252

Contributions and (Withdrawals):
Payments received from policyowners	2,698,684	3,015,512	3,159,736	3,241,510	3,693,356	3,093,992
Cost of insurance	(1,159,860)	(1,138,052)	(2,472,524)	(2,455,784)	(2,441,676)	(1,675,258)
Policyowners’ surrenders	(744,007)	(743,231)	(2,319,069)	(1,179,512)	(1,517,871)	(1,173,948)
Net transfers from (to) Fixed Account	(352,279)	(396,076)	(409,815)	(574,696)	(874,680)	(181,472)
Transfers between Investment Divisions	(1,468,109)	1,123,673	426,864	1,517,854	(207,652)	(1,193,899)
Policyowners’ death benefits	(78,936)	(18,121)	(751,420)	(341,634)	(105,801)	(70,216)

Net contributions and (withdrawals)	(1,104,507)	1,843,705	(2,366,228)	207,738	(1,454,324)	(1,200,801)

Increase (decrease) in net assets	(2,896,482)	2,281,797	(9,820,826)	5,579,537	12,313,493	9,548,451
NET ASSETS:
Beginning of period	24,819,832	22,538,035	53,604,076	48,024,539	38,569,725	29,021,274

End of period	$21,923,350	$24,819,832	$43,783,250	$53,604,076	$50,883,218	$38,569,725

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP PIMCO Real Return— Initial Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP Small Cap Growth— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$734,813	$49,542	$6,235,034	$5,041,552	$(199,336)	$(258,774)
Net realized gain (loss) on investments	110,880	44,485	16,721,930	16,208,706	709,067	2,124,997
Realized gain distribution received	—	—	17,602,148	5,997,060	13,086,641	8,771,320
Change in unrealized appreciation (depreciation) on investments	(2,418,715)	587,072	(159,705,615)	113,495,230	(32,122,396)	(4,239,400)

Net increase (decrease) in net assets resulting from operations	(1,573,022)	681,099	(119,146,503)	140,742,548	(18,526,024)	6,398,143

Contributions and (Withdrawals):
Payments received from policyowners	1,348,882	1,413,801	46,841,222	37,513,082	3,087,967	2,894,659
Cost of insurance	(636,567)	(634,438)	(25,525,176)	(21,537,773)	(2,340,929)	(2,517,690)
Policyowners’ surrenders	(202,294)	(408,707)	(12,129,074)	(12,173,610)	(1,501,335)	(1,655,004)
Net transfers from (to) Fixed Account	(130,463)	(72,635)	(174,705)	(817,187)	(166,427)	(356,145)
Transfers between Investment Divisions	(474,541)	599,892	1,399,464	2,393,632	(475,916)	493,689
Policyowners’ death benefits	(175,945)	(67,741)	(2,520,298)	(3,075,783)	(177,792)	(432,770)

Net contributions and (withdrawals)	(270,928)	830,172	7,891,433	2,302,361	(1,574,432)	(1,573,261)

Increase (decrease) in net assets	(1,843,950)	1,511,271	(111,255,070)	143,044,909	(20,100,456)	4,824,882
NET ASSETS:
Beginning of period	13,912,981	12,401,710	645,470,137	502,425,228	69,616,876	64,791,994

End of period	$12,069,031	$13,912,981	$534,215,067	$645,470,137	$49,516,420	$69,616,876

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$566,167	$(113,401)	$(1,345,826)	$(812,675)	$(211,371)	$434,555
Net realized gain (loss) on investments	89	241	2,913,111	9,833,433	(921,576)	2,196,419
Realized gain distribution received	—	—	64,032,599	41,888,513	36,691,586	2,160,907
Change in unrealized appreciation (depreciation) on investments	(89)	(241)	(164,271,886)	(1,714,030)	(59,747,581)	15,619,269

Net increase (decrease) in net assets resulting from operations	566,167	(113,401)	(98,672,002)	49,195,241	(24,188,942)	20,411,150

Contributions and (Withdrawals):
Payments received from policyowners	10,252,465	9,009,554	9,137,544	9,600,749	5,557,976	6,285,077
Cost of insurance	(4,390,598)	(5,073,634)	(10,633,990)	(11,359,444)	(4,325,830)	(4,543,744)
Policyowners’ surrenders	(3,815,219)	(3,981,202)	(5,380,664)	(7,680,503)	(2,687,325)	(3,672,394)
Net transfers from (to) Fixed Account	(1,667,826)	(259,861)	(68,342)	(950,636)	(1,205,379)	10,614
Transfers between Investment Divisions	8,834,191	(17,917,825)	(829,805)	(2,216,479)	(1,059,290)	(5,342,956)
Policyowners’ death benefits	(977,946)	(177,500)	(2,155,804)	(2,125,918)	(725,583)	(427,292)

Net contributions and (withdrawals)	8,235,067	(18,400,468)	(9,931,061)	(14,732,231)	(4,445,431)	(7,690,695)

Increase (decrease) in net assets	8,801,234	(18,513,869)	(108,603,063)	34,463,010	(28,634,373)	12,720,455
NET ASSETS:
Beginning of period	44,407,675	62,921,544	297,590,924	263,127,914	118,180,502	105,460,047

End of period	$53,208,909	$44,407,675	$188,987,861	$297,590,924	$89,546,129	$118,180,502

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class		MainStay VP Winslow Large Cap Growth— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$406,416	$110,421	$189,799	$525,367	$(252,086)	$(316,389)
Net realized gain (loss) on investments	(137,643)	916,164	3,625,522	5,408,686	1,178,467	3,304,996
Realized gain distribution received	11,237,121	—	24,293,945	6,820,993	25,774,110	9,447,931
Change in unrealized appreciation (depreciation) on investments	(22,443,873)	7,228,992	(60,439,474)	22,083,140	(71,159,420)	15,184,053

Net increase (decrease) in net assets resulting from operations	(10,937,979)	8,255,577	(32,330,208)	34,838,186	(44,458,929)	27,620,591

Contributions and (Withdrawals):
Payments received from policyowners	3,307,557	3,369,312	6,322,276	6,377,542	8,873,526	7,696,634
Cost of insurance	(2,012,542)	(2,071,512)	(6,016,870)	(5,766,689)	(4,758,890)	(4,499,909)
Policyowners’ surrenders	(1,146,944)	(2,278,282)	(3,259,769)	(2,888,023)	(2,009,290)	(2,757,098)
Net transfers from (to) Fixed Account	(366,408)	(225,578)	365,769	(418,095)	(1,045,171)	(672,784)
Transfers between Investment Divisions	(362,725)	(1,436,763)	(509,360)	(3,048,287)	2,064,026	991,751
Policyowners’ death benefits	(216,699)	(174,807)	(1,152,904)	(1,517,010)	(808,280)	(332,649)

Net contributions and (withdrawals)	(797,761)	(2,817,630)	(4,250,858)	(7,260,562)	2,315,921	425,945

Increase (decrease) in net assets	(11,735,740)	5,437,947	(36,581,066)	27,577,624	(42,143,008)	28,046,536
NET ASSETS:
Beginning of period	52,452,519	47,014,572	154,495,477	126,917,853	141,033,736	112,987,200

End of period	$40,716,779	$52,452,519	$117,914,411	$154,495,477	$98,890,728	$141,033,736

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A		AB VPS Small/Mid Cap Value Portfolio— Class A
	2022 (a)	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$666	$—	$—	$166,882	$106,411
Net realized gain (loss) on investments	(1,598)	—	—	(22,501)	27,083
Realized gain distribution received	8,564	—	—	2,589,084	—
Change in unrealized appreciation (depreciation) on investments	4,226	—	—	(5,851,305)	4,568,654

Net increase (decrease) in net assets resulting from operations	11,858	—	—	(3,117,840)	4,702,148

Contributions and (Withdrawals):
Payments received from policyowners	15,886	—	—	1,411,741	1,241,301
Cost of insurance	(7,247)	—	—	(664,852)	(570,412)
Policyowners’ surrenders	—	—	—	(272,035)	(340,952)
Net transfers from (to) Fixed Account	1,083	—	—	(220,789)	(53,716)
Transfers between Investment Divisions	267,019	—	—	379,917	1,735,229
Policyowners’ death benefits	—	—	—	(15,177)	(27,691)

Net contributions and (withdrawals)	276,741	—	—	618,805	1,983,759

Increase (decrease) in net assets	288,599	—	—	(2,499,035)	6,685,907
NET ASSETS:
Beginning of period	—	5	5	19,369,030	12,683,123

End of period	$288,599	$5	$5	$16,869,995	$19,369,030

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Alger Capital Appreciation Portfolio— Class I-2		American Century Investments ® VP Inflation Protection Fund— Class II		American Century Investments® VP International Fund— Class II
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$17,430	$11,738	$36,193	$524
Net realized gain (loss) on investments	2,309	41,720	(2,593)	1,744	9,060	76,224
Realized gain distribution received	198,274	736,385	1,845	—	429,891	98,749
Change in unrealized appreciation (depreciation) on investments	(1,483,156)	(193,842)	(66,002)	9,714	(1,375,030)	110,337

Net increase (decrease) in net assets resulting from operations	(1,282,573)	584,263	(49,320)	23,196	(899,886)	285,834

Contributions and (Withdrawals):
Payments received from policyowners	17,098	19,204	2,361	3,136	15,746	15,623
Cost of insurance	(50,758)	(56,224)	(5,254)	(4,975)	(52,224)	(55,620)
Policyowners’ surrenders	(21,065)	(5,497)	(10,595)	(5,527)	(2,064)	—
Net transfers from (to) Fixed Account	(37,447)	(41,240)	(10)	(4,356)	(2,355)	(17,422)
Transfers between Investment Divisions	20,887	4,583	4,259	11,657	221,973	(105,078)
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(71,285)	(79,174)	(9,239)	(65)	181,076	(162,497)

Increase (decrease) in net assets	(1,353,858)	505,089	(58,559)	23,131	(718,810)	123,337
NET ASSETS:
Beginning of period	3,558,593	3,053,504	378,724	355,593	3,518,059	3,394,722

End of period	$2,204,735	$3,558,593	$320,165	$378,724	$2,799,249	$3,518,059

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Century Investments® VP Value Fund— Class II		American Funds IS Asset Allocation Fund— Class 2		American Funds IS The Bond Fund of America®— Class 2
	2022	2021	2022	2021	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$82,276	$66,242	$113,814	$74,988	$2,023
Net realized gain (loss) on investments	103,969	147,516	13,686	62,215	(586)
Realized gain distribution received	345,653	—	710,912	178,786	83
Change in unrealized appreciation (depreciation) on investments	(524,436)	664,049	(1,855,175)	324,130	(3,867)

Net increase (decrease) in net assets resulting from operations	7,462	877,807	(1,016,763)	640,119	(2,347)

Contributions and (Withdrawals):
Payments received from policyowners	36,266	20,490	674,028	494,211	8,621
Cost of insurance	(105,492)	(80,896)	(388,579)	(211,103)	(2,587)
Policyowners’ surrenders	—	—	(82,710)	(33,274)	(1)
Net transfers from (to) Fixed Account	—	—	(155,347)	179,979	(4,907)
Transfers between Investment Divisions	(105,074)	(195,320)	1,134,277	1,926,340	93,087
Policyowners’ death benefits	—	—	(19,260)	(427)	—

Net contributions and (withdrawals)	(174,300)	(255,726)	1,162,409	2,355,726	94,213

Increase (decrease) in net assets	(166,838)	622,081	145,646	2,995,845	91,866
NET ASSETS:
Beginning of period	4,353,373	3,731,292	6,597,889	3,602,044	—

End of period	$4,186,535	$4,353,373	$6,743,535	$6,597,889	$91,866

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS Global Small Capitalization Fund— Class 2		American Funds IS Growth Fund— Class 2		American Funds IS New World Fund®— Class 2
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(5,524)	$(6,216)	$19,846	$4,266	$222,238	$145,371
Net realized gain (loss) on investments	(25,345)	182,474	974,753	366,182	103,407	1,028,118
Realized gain distribution received	2,106,804	154,779	1,916,547	1,548,055	1,555,183	602,199
Change in unrealized appreciation (depreciation) on investments	(4,316,047)	35,074	(8,079,634)	497,846	(6,226,171)	(863,324)

Net increase (decrease) in net assets resulting from operations	(2,240,112)	366,111	(5,168,488)	2,416,349	(4,345,343)	912,364

Contributions and (Withdrawals):
Payments received from policyowners	902,527	800,729	3,252,940	2,266,561	2,461,374	2,500,688
Cost of insurance	(274,477)	(246,670)	(987,729)	(606,624)	(877,811)	(878,972)
Policyowners’ surrenders	(84,338)	(94,257)	(257,859)	(160,138)	(346,704)	(434,038)
Net transfers from (to) Fixed Account	(270,652)	(44,840)	120,680	202,326	(41,290)	(241,830)
Transfers between Investment Divisions	947,349	901,139	(1,465,795)	4,850,294	1,384,933	(1,283,686)
Policyowners’ death benefits	(3,025)	(677)	(20,205)	(35,382)	(53,282)	(53,165)

Net contributions and (withdrawals)	1,217,384	1,315,424	642,032	6,517,037	2,527,220	(391,003)

Increase (decrease) in net assets	(1,022,728)	1,681,535	(4,526,456)	8,933,386	(1,818,123)	521,361
NET ASSETS:
Beginning of period	7,304,126	5,622,591	18,095,182	9,161,796	19,030,991	18,509,630

End of period	$6,281,398	$7,304,126	$13,568,726	$18,095,182	$17,212,868	$19,030,991

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS Washington Mutual Investors FundSM— Class 2		BlackRock® Global Allocation V.I. Fund — Class I		BlackRock® High Yield V.I. Fund — Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$190,548	$120,287	$(30,153)	$195,270	$376,346	$282,377
Net realized gain (loss) on investments	63,305	125,508	(157,330)	194,653	(72,807)	15,173
Realized gain distribution received	2,301,725	—	289,384	3,474,395	—	21,289
Change in unrealized appreciation (depreciation) on investments	(3,432,589)	1,782,555	(4,323,640)	(2,441,523)	(1,123,845)	2,076

Net increase (decrease) in net assets resulting from operations	(877,011)	2,028,350	(4,221,739)	1,422,795	(820,306)	320,915

Contributions and (Withdrawals):
Payments received from policyowners	1,838,730	1,599,752	2,431,532	2,095,151	1,149,135	907,083
Cost of insurance	(675,311)	(534,943)	(1,032,382)	(935,851)	(434,520)	(328,992)
Policyowners’ surrenders	(148,849)	(264,437)	(541,581)	(605,610)	(330,927)	(143,012)
Net transfers from (to) Fixed Account	83,460	89,028	73,299	(77,460)	68,259	12,080
Transfers between Investment Divisions	319,745	587,095	743,665	1,736,532	75,374	1,511,386
Policyowners’ death benefits	(24,183)	(70,892)	(356,213)	(38,562)	(41,775)	(9,949)

Net contributions and (withdrawals)	1,393,592	1,405,603	1,318,320	2,174,200	485,546	1,948,596

Increase (decrease) in net assets	516,581	3,433,953	(2,903,419)	3,596,995	(334,760)	2,269,511
NET ASSETS:
Beginning of period	10,209,471	6,775,518	25,292,497	21,695,502	7,524,804	5,255,293

End of period	$10,726,052	$10,209,471	$22,389,078	$25,292,497	$7,190,044	$7,524,804

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
	2022	2021	2022 (a)	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(81,767)	$(117,822)	$(3)	$—	$4,255
Net realized gain (loss) on investments	942,015	2,498,832	(295)	33,699	50,957
Realized gain distribution received	4,702,637	8,584,475	—	710,752	—
Change in unrealized appreciation (depreciation) on investments	(38,937,623)	(3,130,834)	(361)	(1,416,880)	518,262

Net increase (decrease) in net assets resulting from operations	(33,374,738)	7,834,651	(659)	(672,429)	573,474

Contributions and (Withdrawals):
Payments received from policyowners	5,659,403	5,319,210	8,458	2,442	2,580
Cost of insurance	(2,538,306)	(2,652,389)	(1,427)	(50,189)	(42,899)
Policyowners’ surrenders	(1,348,686)	(2,635,627)	(85)	(10,574)	—
Net transfers from (to) Fixed Account	(123,116)	129,291	(1,200)	(1,836)	(55)
Transfers between Investment Divisions	1,798,291	2,607,405	11,740	93,565	(28,192)
Policyowners’ death benefits	(293,283)	(274,292)	—	—	—

Net contributions and (withdrawals)	3,154,303	2,493,598	17,486	33,408	(68,566)

Increase (decrease) in net assets	(30,220,435)	10,328,249	16,827	(639,021)	504,908
NET ASSETS:
Beginning of period	71,052,554	60,724,305	—	3,988,409	3,483,501

End of period	$40,832,119	$71,052,554	$16,827	$3,349,388	$3,988,409

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	ClearBridge Variable Appreciation Portfolio— Class I		Columbia Variable Portfolio— Commodity Strategy Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$35,510	$20,191	$266,676	$1,136	$174,800	$139,288
Net realized gain (loss) on investments	104,377	63,623	69,288	(15,180)	(34,476)	(2,061)
Realized gain distribution received	169,185	134,134	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(775,168)	489,461	(117,996)	288,805	(813,720)	(212,929)

Net increase (decrease) in net assets resulting from operations	(466,096)	707,409	217,968	274,761	(673,396)	(75,702)

Contributions and (Withdrawals):
Payments received from policyowners	860,479	792,963	105,539	115,318	788,913	790,828
Cost of insurance	(282,627)	(242,937)	(49,827)	(48,131)	(281,667)	(274,396)
Policyowners’ surrenders	(62,838)	(68,938)	(33,716)	(43,214)	(90,945)	(83,896)
Net transfers from (to) Fixed Account	27,627	23,375	(28,590)	(4,536)	(86,417)	9,189
Transfers between Investment Divisions	(433,724)	57,717	(255,399)	(101,229)	654,663	245,227
Policyowners’ death benefits	(57,087)	(10,531)	—	(1,046)	(6,194)	(3,148)

Net contributions and (withdrawals)	51,830	551,649	(261,993)	(82,838)	978,353	683,804

Increase (decrease) in net assets	(414,266)	1,259,058	(44,025)	191,923	304,957	608,102
NET ASSETS:
Beginning of period	3,893,633	2,634,575	1,043,739	851,816	3,890,405	3,282,303

End of period	$3,479,367	$3,893,633	$999,714	$1,043,739	$4,195,362	$3,890,405

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Emerging Markets Series— Standard Class
	2022 (a)	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$204	$162	$172	$308,652	$18,030
Net realized gain (loss) on investments	(1)	(20)	39	203,683	241,515
Realized gain distribution received	4	12,759	—	—	42,593
Change in unrealized appreciation (depreciation) on investments	1,005	(16,100)	7,492	(3,187,104)	(754,041)

Net increase (decrease) in net assets resulting from operations	1,212	(3,199)	7,703	(2,674,769)	(451,903)

Contributions and (Withdrawals):
Payments received from policyowners	1,046	1,508	1,861	889,774	910,412
Cost of insurance	(601)	(774)	(741)	(278,137)	(313,132)
Policyowners’ surrenders	—	—	—	(101,406)	(199,047)
Net transfers from (to) Fixed Account	446	107	105	(103,962)	(144,268)
Transfers between Investment Divisions	178,092	—	—	(1,263,039)	2,803,500
Policyowners’ death benefits	—	—	—	(216)	(8,314)

Net contributions and (withdrawals)	178,983	841	1,225	(856,986)	3,049,151

Increase (decrease) in net assets	180,195	(2,358)	8,928	(3,531,755)	2,597,248
NET ASSETS:
Beginning of period	—	35,547	26,619	10,369,605	7,772,357

End of period	$180,195	$33,189	$35,547	$6,837,850	$10,369,605

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Delaware VIP® International Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class		DFA VA Global Bond Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$29	$16	$87,661	$92,899	$528	$924
Net realized gain (loss) on investments	(14)	2	(41,786)	243,007	(4,433)	41
Realized gain distribution received	161	34	866,125	—	—	12
Change in unrealized appreciation (depreciation) on investments	(577)	58	(2,604,717)	3,490,766	(1,241)	(2,291)

Net increase (decrease) in net assets resulting from operations	(401)	110	(1,692,717)	3,826,672	(5,146)	(1,314)

Contributions and (Withdrawals):
Payments received from policyowners	—	644	1,509,855	1,174,778	2,335	2,581
Cost of insurance	(65)	(49)	(499,974)	(430,340)	(1,538)	(2,419)
Policyowners’ surrenders	—	—	(199,855)	(369,855)	—	—
Net transfers from (to) Fixed Account	—	—	(138,544)	(121,065)	(3)	(3)
Transfers between Investment Divisions	(1)	—	(688,435)	(1,968,560)	(87,000)	—
Policyowners’ death benefits	—	—	(5,246)	(56,936)	—	—

Net contributions and (withdrawals)	(66)	595	(22,199)	(1,771,978)	(86,206)	159

Increase (decrease) in net assets	(467)	705	(1,714,916)	2,054,694	(91,352)	(1,155)
NET ASSETS:
Beginning of period	2,319	1,614	13,981,498	11,926,804	123,739	124,894

End of period	$1,852	$2,319	$12,266,582	$13,981,498	$32,387	$123,739

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DFA VA International Small Portfolio		DFA VA International Value Portfolio		DFA VA Short-Term Fixed Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,396	$3,935	$8,725	$8,954	$1,426	$17
Net realized gain (loss) on investments	(76)	772	414	468	(2,810)	(11)
Realized gain distribution received	2,312	10,613	2,425	—	—	—
Change in unrealized appreciation (depreciation) on investments	(32,945)	4,233	(19,230)	25,001	(1,558)	(527)

Net increase (decrease) in net assets resulting from operations	(27,313)	19,553	(7,666)	34,423	(2,942)	(521)

Contributions and (Withdrawals):
Payments received from policyowners	6,275	7,942	9,701	10,354	8,222	8,189
Cost of insurance	(5,122)	(5,464)	(7,536)	(7,089)	(7,394)	(8,103)
Policyowners’ surrenders	—	(1,449)	—	—	—	(2,702)
Net transfers from (to) Fixed Account	(4)	(5)	—	—	—	—
Transfers between Investment Divisions	(91)	71	—	—	(163,000)	2,702
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	1,058	1,095	2,165	3,265	(162,172)	86

Increase (decrease) in net assets	(26,255)	20,648	(5,501)	37,688	(165,114)	(435)
NET ASSETS:
Beginning of period	155,172	134,524	227,831	190,143	273,896	274,331

End of period	$128,917	$155,172	$222,330	$227,831	$108,782	$273,896

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio		DWS Alternative Asset Allocation VIP— Class A
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$9,542	$7,463	$3,522	$3,750	$616,457	$147,959
Net realized gain (loss) on investments	2,581	4,569	448	1,205	25,889	31,954
Realized gain distribution received	5,158	—	20,861	18,835	8,560	—
Change in unrealized appreciation (depreciation) on investments	(39,598)	85,958	(36,706)	56,545	(1,319,764)	713,377

Net increase (decrease) in net assets resulting from operations	(22,317)	97,990	(11,875)	80,335	(668,858)	893,290

Contributions and (Withdrawals):
Payments received from policyowners	18,631	29,022	10,231	10,366	1,607,177	1,662,677
Cost of insurance	(20,397)	(19,089)	(14,184)	(12,912)	(604,711)	(585,444)
Policyowners’ surrenders	(125)	(6,523)	—	(2,716)	(216,716)	(191,744)
Net transfers from (to) Fixed Account	—	(42)	—	—	(91,075)	(24,812)
Transfers between Investment Divisions	(7,235)	(10,528)	—	2,702	290,991	(118,503)
Policyowners’ death benefits	—	—	—	—	(11,030)	(7,191)

Net contributions and (withdrawals)	(9,126)	(7,160)	(3,953)	(2,560)	974,636	734,983

Increase (decrease) in net assets	(31,443)	90,830	(15,828)	77,775	305,778	1,628,273
NET ASSETS:
Beginning of period	454,520	363,690	280,652	202,877	8,411,595	6,783,322

End of period	$423,077	$454,520	$264,824	$280,652	$8,717,373	$8,411,595

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Bond Index Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$16,219	$13,158	$41,507	$64,286	$49,322	$26,014
Net realized gain (loss) on investments	(48,456)	96,369	(52,680)	(264,697)	(89,040)	(29,443)
Realized gain distribution received	479,740	164,014	82,018	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,116,597)	(121,860)	(1,076,851)	1,639,829	(513,184)	(94,554)

Net increase (decrease) in net assets resulting from operations	(669,094)	151,681	(1,006,006)	1,439,418	(552,902)	(97,983)

Contributions and (Withdrawals):
Payments received from policyowners	358,356	261,519	491,561	472,983	354,370	395,100
Cost of insurance	(135,632)	(101,634)	(223,608)	(208,341)	(163,630)	(162,832)
Policyowners’ surrenders	(64,622)	(51,212)	(171,969)	(143,365)	(32,209)	(60,867)
Net transfers from (to) Fixed Account	(42,942)	(19,348)	(19,938)	(95,547)	(6,128)	12,780
Transfers between Investment Divisions	149,942	1,484,026	32,457	(518,490)	(266,901)	7,993
Policyowners’ death benefits	(1,992)	—	(53,596)	(18,677)	(594)	(2,517)

Net contributions and (withdrawals)	263,110	1,573,351	54,907	(511,437)	(115,092)	189,657

Increase (decrease) in net assets	(405,984)	1,725,032	(951,099)	927,981	(667,994)	91,674
NET ASSETS:
Beginning of period	3,116,378	1,391,346	6,345,669	5,417,688	4,200,644	4,108,970

End of period	$2,710,394	$3,116,378	$5,394,570	$6,345,669	$3,532,650	$4,200,644

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$634,368	$(945,836)	$74,598	$93,108	$1,662,933	$1,642,597
Net realized gain (loss) on investments	9,220,741	12,870,667	(8,687)	83,600	1,082,386	1,448,359
Realized gain distribution received	15,336,228	46,322,760	—	449,928	3,494,860	11,509,326
Change in unrealized appreciation (depreciation) on investments	(131,952,679)	31,384,362	(904,917)	(835,569)	(11,987,729)	7,262,190

Net increase (decrease) in net assets resulting from operations	(106,761,342)	89,631,953	(839,006)	(208,933)	(5,747,550)	21,862,472

Contributions and (Withdrawals):
Payments received from policyowners	16,138,169	15,695,639	1,230,110	994,094	5,710,838	5,017,912
Cost of insurance	(12,951,100)	(12,975,612)	(318,916)	(264,724)	(4,249,108)	(3,786,136)
Policyowners’ surrenders	(7,709,462)	(10,440,383)	(70,403)	(130,796)	(2,356,696)	(2,241,159)
Net transfers from (to) Fixed Account	(2,987,270)	(1,227,114)	(93,633)	36,393	(884,184)	(21,985)
Transfers between Investment Divisions	689,419	(7,020,414)	(68,957)	1,590,331	1,236,923	1,027,167
Policyowners’ death benefits	(2,157,640)	(1,854,744)	(3,983)	(279)	(851,290)	(566,307)

Net contributions and (withdrawals)	(8,977,884)	(17,822,628)	674,218	2,225,019	(1,393,517)	(570,508)

Increase (decrease) in net assets	(115,739,226)	71,809,325	(164,788)	2,016,086	(7,141,067)	21,291,964
NET ASSETS:
Beginning of period	405,336,009	333,526,684	4,545,851	2,529,765	110,893,817	89,601,853

End of period	$289,596,783	$405,336,009	$4,381,063	$4,545,851	$103,752,750	$110,893,817

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$35,069	$17,958	$117,258	$63,744	$112,527	$62,321
Net realized gain (loss) on investments	(18,731)	90,113	(7,320)	331,672	24,667	247,193
Realized gain distribution received	211,965	132,148	437,320	290,486	612,988	287,416
Change in unrealized appreciation (depreciation) on investments	(587,905)	(13,446)	(1,832,563)	128,576	(2,337,039)	514,879

Net increase (decrease) in net assets resulting from operations	(359,602)	226,773	(1,285,305)	814,478	(1,586,857)	1,111,809

Contributions and (Withdrawals):
Payments received from policyowners	87,104	144,700	663,831	595,228	1,073,580	1,068,514
Cost of insurance	(108,684)	(116,460)	(307,489)	(269,468)	(356,688)	(294,117)
Policyowners’ surrenders	(85,315)	(234,376)	(130,010)	(399,543)	(52,017)	(125,841)
Net transfers from (to) Fixed Account	(17,131)	(8,302)	(233,493)	(823,083)	(166,002)	368,783
Transfers between Investment Divisions	(179,878)	(30,456)	221,057	848,351	55,030	611,639
Policyowners’ death benefits	—	(3,044)	(7,539)	(7,209)	—	(158,394)

Net contributions and (withdrawals)	(303,904)	(247,938)	206,357	(55,724)	553,903	1,470,584

Increase (decrease) in net assets	(663,506)	(21,165)	(1,078,948)	758,754	(1,032,954)	2,582,393
NET ASSETS:
Beginning of period	2,434,165	2,455,330	7,455,802	6,697,048	8,405,420	5,823,027

End of period	$1,770,659	$2,434,165	$6,376,854	$7,455,802	$7,372,466	$8,405,420

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(51,533)	$(67,775)	$71,252	$—	$(16,093)	$(12,689)
Net realized gain (loss) on investments	427,008	1,889,983	116,696	181,115	(111)	144,030
Realized gain distribution received	5,901,545	3,364,649	857,561	2,678,562	561,684	484,831
Change in unrealized appreciation (depreciation) on investments	(23,035,573)	(1,427,516)	(4,486,624)	(178,966)	(1,769,848)	220,093

Net increase (decrease) in net assets resulting from operations	(16,758,553)	3,759,341	(3,441,115)	2,680,711	(1,224,368)	836,265

Contributions and (Withdrawals):
Payments received from policyowners	7,143,984	5,994,873	1,548	2,557	2,220,504	1,714,804
Cost of insurance	(2,285,315)	(1,824,210)	(150,402)	(128,016)	(705,325)	(454,574)
Policyowners’ surrenders	(531,002)	(532,755)	—	—	(244,408)	(79,398)
Net transfers from (to) Fixed Account	(238,617)	(156,482)	(34,166)	(7,313)	52,334	57,680
Transfers between Investment Divisions	959,324	2,247,689	(24,539)	(45,215)	(1,090,079)	1,861,449
Policyowners’ death benefits	(89,018)	(53,966)	—	—	(3,125)	(1,277)

Net contributions and (withdrawals)	4,959,356	5,675,149	(207,559)	(177,987)	229,901	3,098,684

Increase (decrease) in net assets	(11,799,197)	9,434,490	(3,648,674)	2,502,724	(994,467)	3,934,949
NET ASSETS:
Beginning of period	42,208,512	32,774,022	14,160,270	11,657,546	9,864,538	5,929,589

End of period	$30,409,315	$42,208,512	$10,511,596	$14,160,270	$8,870,071	$9,864,538

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP International Index Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$489,991	$446,513	$143,954	$133,760	$52,039	$51,193
Net realized gain (loss) on investments	661,484	1,199,488	(25,159)	33,556	(19,032)	13,115
Realized gain distribution received	255,237	257,211	—	17,435	118,672	68,082
Change in unrealized appreciation (depreciation) on investments	(8,449,745)	7,001,794	(1,197,942)	138,920	(482,054)	(146,894)

Net increase (decrease) in net assets resulting from operations	(7,043,033)	8,905,006	(1,079,147)	323,671	(330,375)	(14,504)

Contributions and (Withdrawals):
Payments received from policyowners	83,539	145,848	733,983	452,535	50,871	11,186
Cost of insurance	(304,757)	(301,970)	(272,502)	(152,913)	(51,214)	(58,782)
Policyowners’ surrenders	(37,706)	(991,188)	(60,586)	(19,326)	(10,622)	(7,950)
Net transfers from (to) Fixed Account	(168,635)	(236,695)	(11,568)	43,149	6,879	(60,687)
Transfers between Investment Divisions	(371,954)	2,180	1,753,459	1,050,270	33,765	75,266
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(799,513)	(1,381,825)	2,142,786	1,373,715	29,679	(40,967)

Increase (decrease) in net assets	(7,842,546)	7,523,181	1,063,639	1,697,386	(300,696)	(55,471)
NET ASSETS:
Beginning of period	39,030,757	31,507,576	5,836,839	4,139,453	2,498,968	2,554,439

End of period	$31,188,211	$39,030,757	$6,900,478	$5,836,839	$2,198,272	$2,498,968

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class		Franklin Templeton Aggressive Model Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$83,619	$104,050	$80,088	$45,621	$781,324	$207,460
Net realized gain (loss) on investments	(4,186)	721,937	44,489	85,980	(9,840)	250,162
Realized gain distribution received	1,276,058	3,204,153	65,288	637,892	932,623	566,821
Change in unrealized appreciation (depreciation) on investments	(4,594,847)	356,433	(2,427,327)	752,344	(4,644,034)	140,664

Net increase (decrease) in net assets resulting from operations	(3,239,356)	4,386,573	(2,237,462)	1,521,837	(2,939,927)	1,165,107

Contributions and (Withdrawals):
Payments received from policyowners	2,145,512	1,690,671	34,817	35,468	22,996,824	10,605,556
Cost of insurance	(853,823)	(730,704)	(103,500)	(94,916)	(5,798,659)	(2,235,992)
Policyowners’ surrenders	(309,126)	(365,832)	(28,778)	—	(474,854)	(81,261)
Net transfers from (to) Fixed Account	(126,719)	(115,163)	60,430	(70,262)	2,553,923	105,005
Transfers between Investment Divisions	282,535	(1,142,055)	183,826	92,114	862,382	2,125,502
Policyowners’ death benefits	(23,089)	(12,127)	—	—	(4,682)	(397)

Net contributions and (withdrawals)	1,115,290	(675,210)	146,795	(37,596)	20,134,934	10,518,413

Increase (decrease) in net assets	(2,124,066)	3,711,363	(2,090,667)	1,484,241	17,195,007	11,683,520
NET ASSETS:
Beginning of period	21,436,621	17,725,258	9,172,598	7,688,357	13,772,343	2,088,823

End of period	$19,312,555	$21,436,621	$7,081,931	$9,172,598	$30,967,350	$13,772,343

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Franklin Templeton Conservative Model Portfolio— Class I		Franklin Templeton Moderate Model Portfolio— Class I		Franklin Templeton Moderately Aggressive Model Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$50,130	$25,718	$214,120	$92,259	$682,919	$220,998
Net realized gain (loss) on investments	(41,332)	27,166	(58,394)	61,416	12,761	72,693
Realized gain distribution received	2,794	43,257	66,689	173,207	421,024	441,969
Change in unrealized appreciation (depreciation) on investments	(193,731)	(52,501)	(1,250,551)	123,636	(3,893,640)	251,358

Net increase (decrease) in net assets resulting from operations	(182,139)	43,640	(1,028,136)	450,518	(2,776,936)	987,018

Contributions and (Withdrawals):
Payments received from policyowners	397,216	381,960	4,292,344	1,791,549	15,937,984	8,307,175
Cost of insurance	(147,180)	(78,162)	(1,135,054)	(488,274)	(4,529,229)	(1,878,418)
Policyowners’ surrenders	(16,390)	(10,789)	(120,377)	(75,943)	(613,081)	(141,525)
Net transfers from (to) Fixed Account	84,207	243,792	192,154	(457,281)	3,908,767	243,276
Transfers between Investment Divisions	501,680	(226,575)	136,481	2,310,789	1,916,880	2,708,580
Policyowners’ death benefits	—	—	(83,290)	—	(2,124)	—

Net contributions and (withdrawals)	819,533	310,226	3,282,258	3,080,840	16,619,197	9,239,088

Increase (decrease) in net assets	637,394	353,866	2,254,122	3,531,358	13,842,261	10,226,106
NET ASSETS:
Beginning of period	1,351,760	997,894	5,660,222	2,128,864	13,281,749	3,055,643

End of period	$1,989,154	$1,351,760	$7,914,344	$5,660,222	$27,124,010	$13,281,749

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Franklin Templeton Moderately Conservative Model Portfolio— Class I		Invesco V.I. EQV International Equity Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$70,952	$48,677	$326,132	$272,161	$511	$479
Net realized gain (loss) on investments	(36,842)	8,241	7,146	482,327	(34)	(720)
Realized gain distribution received	7,151	98,096	2,188,408	1,549,618	—	—
Change in unrealized appreciation (depreciation) on investments	(408,360)	(3,017)	(6,740,456)	(1,010,583)	(5,493)	7,378

Net increase (decrease) in net assets resulting from operations	(367,099)	151,997	(4,218,770)	1,293,523	(5,016)	7,137

Contributions and (Withdrawals):
Payments received from policyowners	631,524	390,279	2,197,397	2,379,165	1,428	2,886
Cost of insurance	(318,047)	(194,173)	(863,125)	(916,990)	(446)	(666)
Policyowners’ surrenders	(122,446)	(11,369)	(487,727)	(428,638)	—	(6,360)
Net transfers from (to) Fixed Account	(201,634)	5,970	(310,874)	(278,167)	(6)	(15,594)
Transfers between Investment Divisions	364,853	1,486,710	(128,855)	(1,562,488)	89	(87)
Policyowners’ death benefits	(268)	—	(72,143)	(61,018)	—	—

Net contributions and (withdrawals)	353,982	1,677,417	334,673	(868,136)	1,065	(19,821)

Increase (decrease) in net assets	(13,117)	1,829,414	(3,884,097)	425,387	(3,951)	(12,684)
NET ASSETS:
Beginning of period	2,821,861	992,447	23,061,140	22,635,753	19,795	32,479

End of period	$2,808,744	$2,821,861	$19,177,043	$23,061,140	$15,844	$19,795

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Invesco V.I. Main Street Small Cap Fund®— Series I Shares		Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$9,606	$2,794	$13,302	$32,121	$280	$—
Net realized gain (loss) on investments	(75,754)	23,352	757,393	274,924	20	179
Realized gain distribution received	226,777	57,940	2,585,772	1,336,909	22,232	3,054
Change in unrealized appreciation (depreciation) on investments	(402,891)	38,350	(6,452,701)	868,723	(46,854)	2,087

Net increase (decrease) in net assets resulting from operations	(242,262)	122,436	(3,096,234)	2,512,677	(24,322)	5,320

Contributions and (Withdrawals):
Payments received from policyowners	368,728	215,706	2,038,762	1,729,659	—	—
Cost of insurance	(100,239)	(45,002)	(715,050)	(569,782)	(1,408)	(461)
Policyowners’ surrenders	(37,907)	(34,853)	(261,651)	(92,078)	—	—
Net transfers from (to) Fixed Account	33,213	13,824	(48,716)	(213,597)	(1,081)	—
Transfers between Investment Divisions	502,095	534,791	(3,643,744)	4,352,366	125,500	—
Policyowners’ death benefits	—	—	(3,901)	(1,852)	—	—

Net contributions and (withdrawals)	765,890	684,466	(2,634,300)	5,204,716	123,011	(461)

Increase (decrease) in net assets	523,628	806,902	(5,730,534)	7,717,393	98,689	4,859
NET ASSETS:
Beginning of period	1,070,768	263,866	21,408,349	13,690,956	28,308	23,449

End of period	$1,594,396	$1,070,768	$15,677,815	$21,408,349	$126,997	$28,308

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Janus Henderson Global Research Portfolio— Institutional Shares		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Delaware Diversified Income Fund— Standard Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$629,786	$54,391	$—	$—	$1,794	$3,292
Net realized gain (loss) on investments	3,029,345	4,545,845	765	9,591	(40)	1,023
Realized gain distribution received	12,075,134	5,784,294	1,757	608	111	2,019
Change in unrealized appreciation (depreciation) on investments	(41,495,359)	9,435,650	(9,585)	(3,620)	(9,687)	(7,106)

Net increase (decrease) in net assets resulting from operations	(25,761,094)	19,820,180	(7,063)	6,579	(7,822)	(772)

Contributions and (Withdrawals):
Payments received from policyowners	5,446,950	5,427,823	213	697	4,613	4,851
Cost of insurance	(4,943,018)	(4,871,282)	(423)	(632)	(1,123)	(1,407)
Policyowners’ surrenders	(2,638,682)	(3,902,089)	(3,331)	—	—	(11,404)
Net transfers from (to) Fixed Account	(395,244)	(359,196)	—	(17,562)	(43)	(10,689)
Transfers between Investment Divisions	44,257	200,938	1,306	(441)	(34)	3,083
Policyowners’ death benefits	(907,070)	(472,852)	—	—	—	—

Net contributions and (withdrawals)	(3,392,807)	(3,976,658)	(2,235)	(17,938)	3,413	(15,566)

Increase (decrease) in net assets	(29,153,901)	15,843,522	(9,298)	(11,359)	(4,409)	(16,338)
NET ASSETS:
Beginning of period	130,663,725	114,820,203	27,308	38,667	55,606	71,944

End of period	$101,509,824	$130,663,725	$18,010	$27,308	$51,197	$55,606

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	LVIP Delaware Value Fund— Standard Class		LVIP SSgA Mid-Cap Index Fund— Standard Class		MFS® International Intrinsic Value Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,674	$5,537	$22,937	$17,481	$107,042	$37,969
Net realized gain (loss) on investments	(162)	983	38,603	66,213	407,122	876,026
Realized gain distribution received	6,459	11,969	188,420	61,769	734,835	549,328
Change in unrealized appreciation (depreciation) on investments	(11,009)	1,946	(513,772)	162,866	(6,223,208)	596,898

Net increase (decrease) in net assets resulting from operations	(3,038)	20,435	(263,812)	308,329	(4,974,209)	2,060,221

Contributions and (Withdrawals):
Payments received from policyowners	5,962	6,339	228,915	176,425	1,903,446	1,984,486
Cost of insurance	(1,869)	(2,071)	(80,110)	(60,027)	(739,351)	(760,622)
Policyowners’ surrenders	—	(19,812)	(27,925)	(43,221)	(165,986)	(400,424)
Net transfers from (to) Fixed Account	15	(9,666)	(10,186)	65,600	141,369	(160,339)
Transfers between Investment Divisions	(3,211)	(1,358)	(36,122)	355,214	(789,477)	(294,182)
Policyowners’ death benefits	—	—	(2,141)	(7,541)	(85,488)	(47,025)

Net contributions and (withdrawals)	897	(26,568)	72,431	486,450	264,513	321,894

Increase (decrease) in net assets	(2,141)	(6,133)	(191,381)	794,779	(4,709,696)	2,382,115
NET ASSETS:
Beginning of period	93,115	99,248	1,926,974	1,132,195	21,390,082	19,007,967

End of period	$90,974	$93,115	$1,735,593	$1,926,974	$16,680,386	$21,390,082

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$84,312	$80,587	$108,484	$68,749	$(8,621)	$(12,209)
Net realized gain (loss) on investments	217,343	350,657	275,827	227,157	(157,446)	1,225,578
Realized gain distribution received	1,783,067	458,418	1,028,093	67,435	3,396,559	2,514,655
Change in unrealized appreciation (depreciation) on investments	(4,713,265)	2,520,495	(2,538,812)	2,047,332	(7,686,404)	(3,729,011)

Net increase (decrease) in net assets resulting from operations	(2,628,543)	3,410,157	(1,126,408)	2,410,673	(4,455,912)	(987)

Contributions and (Withdrawals):
Payments received from policyowners	2,013,742	2,142,240	1,284,333	868,678	803,237	892,783
Cost of insurance	(831,990)	(826,099)	(441,821)	(308,322)	(344,395)	(401,254)
Policyowners’ surrenders	(393,087)	(366,958)	(147,347)	(131,980)	(67,365)	(93,836)
Net transfers from (to) Fixed Account	(188,855)	(163,804)	(78,549)	(50,924)	(72,961)	(140,963)
Transfers between Investment Divisions	(509,909)	(1,247,874)	1,298,866	1,880,523	(1,021,901)	(390,811)
Policyowners’ death benefits	(30,407)	(11,671)	(2,496)	(10,305)	(707)	(41,986)

Net contributions and (withdrawals)	59,494	(474,166)	1,912,986	2,247,670	(704,092)	(176,067)

Increase (decrease) in net assets	(2,569,049)	2,935,991	786,578	4,658,343	(5,160,004)	(177,054)
NET ASSETS:
Beginning of period	15,931,564	12,995,573	11,699,975	7,041,632	15,485,082	15,662,136

End of period	$13,362,515	$15,931,564	$12,486,553	$11,699,975	$10,325,078	$15,485,082

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Research International Portfolio— Initial Class	MFS® Research Series— Initial Class		MFS® Total Return Bond Series— Initial Class
	2022(a)	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,955	$18,769	$21,821	$261	$1,305
Net realized gain (loss) on investments	(1,090)	37,777	122,677	(234)	171
Realized gain distribution received	11,124	646,973	306,150	110	4
Change in unrealized appreciation (depreciation) on investments	(16,597)	(1,738,170)	719,117	(1,719)	(1,486)

Net increase (decrease) in net assets resulting from operations	2,392	(1,034,651)	1,169,765	(1,582)	(6)

Contributions and (Withdrawals):
Payments received from policyowners	17,330	883,842	868,689	—	1,974
Cost of insurance	(6,338)	(349,879)	(361,588)	(186)	(575)
Policyowners’ surrenders	—	(140,925)	(101,482)	—	—
Net transfers from (to) Fixed Account	492	(28,469)	(46,574)	—	(38,004)
Transfers between Investment Divisions	485,898	(314,048)	(482,835)	(848)	1,708
Policyowners’ death benefits	—	(1,145)	(15,906)	—	—

Net contributions and (withdrawals)	497,382	49,376	(139,696)	(1,034)	(34,897)

Increase (decrease) in net assets	499,774	(985,275)	1,030,069	(2,616)	(34,903)
NET ASSETS:
Beginning of period	—	5,902,512	4,872,443	11,579	46,482

End of period	$499,774	$4,917,237	$5,902,512	$8,963	$11,579

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$84	$249	$28,233	$22,159	$268,987	$446,335
Net realized gain (loss) on investments	—	2,378	(10,236)	(1,378)	(53,799)	140,882
Realized gain distribution received	357	414	—	—	5,208,424	—
Change in unrealized appreciation (depreciation) on investments	(807)	298	(99,240)	(29,407)	(13,056,069)	7,183,871

Net increase (decrease) in net assets resulting from operations	(366)	3,339	(81,243)	(8,626)	(7,632,457)	7,771,088

Contributions and (Withdrawals):
Payments received from policyowners	232	707	10,276	10,337	2,660,322	2,295,974
Cost of insurance	(226)	(355)	(16,327)	(16,667)	(1,006,193)	(905,928)
Policyowners’ surrenders	—	(2,687)	(7,013)	—	(580,795)	(613,703)
Net transfers from (to) Fixed Account	253	(10,512)	(1,739)	(233)	(225,838)	(132,770)
Transfers between Investment Divisions	—	—	26,099	22,915	1,991,364	(1,663,906)
Policyowners’ death benefits	—	—	—	—	(71,709)	(28,534)

Net contributions and (withdrawals)	259	(12,847)	11,296	16,352	2,767,151	(1,048,867)

Increase (decrease) in net assets	(107)	(9,508)	(69,947)	7,726	(4,865,306)	6,722,221
NET ASSETS:
Beginning of period	6,263	15,771	432,883	425,157	26,787,561	20,065,340

End of period	$6,156	$6,263	$362,936	$432,883	$21,922,255	$26,787,561

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class		PIMCO VIT Income Portfolio— Institutional Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(18,336)	$(23,921)	$1,889	$8,601	$61,082	$22,791
Net realized gain (loss) on investments	304,542	1,623,127	(2,562)	(2,256)	(16,071)	11,353
Realized gain distribution received	3,840,643	2,636,124	1,854	2,701	126	—
Change in unrealized appreciation (depreciation) on investments	(11,569,798)	(1,508,580)	(16,245)	(15,667)	(127,354)	(19,523)

Net increase (decrease) in net assets resulting from operations	(7,442,949)	2,726,750	(15,064)	(6,621)	(82,217)	14,621

Contributions and (Withdrawals):
Payments received from policyowners	2,463,181	2,285,484	17,472	576	207,666	112,534
Cost of insurance	(986,358)	(974,827)	(11,106)	(9,095)	(74,701)	(39,608)
Policyowners’ surrenders	(425,968)	(619,765)	—	(32,599)	(454)	(426)
Net transfers from (to) Fixed Account	(68,500)	(38,074)	—	—	23,489	10,639
Transfers between Investment Divisions	596,190	706,119	—	—	1,590,837	87,788
Policyowners’ death benefits	(385,053)	(44,265)	—	—	—	—

Net contributions and (withdrawals)	1,193,492	1,314,672	6,366	(41,118)	1,746,837	170,927

Increase (decrease) in net assets	(6,249,457)	4,041,422	(8,698)	(47,739)	1,664,620	185,548
NET ASSETS:
Beginning of period	25,583,191	21,541,769	135,657	183,396	893,472	707,924

End of period	$19,333,734	$25,583,191	$ 126,959	$135,657	$2,558,092	$893,472

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$150,815	$177,971	$9,590	$3,222	$87,924	$30,993
Net realized gain (loss) on investments	(158,403)	15,035	(1,536)	(196)	(104,489)	22,113
Realized gain distribution received	3,838	95,806	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,091,079)	(499,750)	(42,642)	(8,720)	(276,721)	(103,497)

Net increase (decrease) in net assets resulting from operations	(1,094,829)	(210,938)	(34,588)	(5,694)	(293,286)	(50,391)

Contributions and (Withdrawals):
Payments received from policyowners	1,252,917	1,414,373	575	576	325,358	771,471
Cost of insurance	(526,114)	(513,508)	(18,252)	(12,389)	(175,503)	(170,799)
Policyowners’ surrenders	(229,664)	(314,254)	—	—	(294,549)	(356,218)
Net transfers from (to) Fixed Account	(186,892)	(93,291)	—	—	(134,672)	(38,238)
Transfers between Investment Divisions	(1,461,695)	881,409	—	—	344,616	2,298,742
Policyowners’ death benefits	(16,121)	(10,402)	—	—	(3,068)	(977)

Net contributions and (withdrawals)	(1,167,569)	1,364,327	(17,677)	(11,813)	62,182	2,503,981

Increase (decrease) in net assets	(2,262,398)	1,153,389	(52,265)	(17,507)	(231,104)	2,453,590
NET ASSETS:
Beginning of period	11,468,125	10,314,736	605,859	623,366	5,533,860	3,080,270

End of period	$9,205,727	$11,468,125	$553,594	$605,859	$5,302,756	$5,533,860

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class		T. Rowe Price All-Cap Opportunities Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,416	$33,246	$469,521	$336,702	$—	$—
Net realized gain (loss) on investments	(16,389)	(955)	(140,922)	35,018	35	451
Realized gain distribution received	—	78,075	—	804,458	609	2,620
Change in unrealized appreciation (depreciation) on investments	(279,123)	(133,754)	(3,185,276)	(1,406,962)	(3,618)	(571)

Net increase (decrease) in net assets resulting from operations	(254,096)	(23,388)	(2,856,677)	(230,784)	(2,974)	2,500

Contributions and (Withdrawals):
Payments received from policyowners	26,891	33,165	1,976,963	1,932,071	—	—
Cost of insurance	(58,169)	(51,643)	(907,259)	(855,359)	(371)	(385)
Policyowners’ surrenders	(10,094)	(6,810)	(301,545)	(419,699)	—	—
Net transfers from (to) Fixed Account	(73)	(48,187)	(122,364)	(4,550)	(1,261)	—
Transfers between Investment Divisions	(1,496)	6,083	281,034	1,371,988	124	(538)
Policyowners’ death benefits	—	—	(37,981)	(14,834)	—	—

Net contributions and (withdrawals)	(42,941)	(67,392)	888,848	2,009,617	(1,508)	(923)

Increase (decrease) in net assets	(297,037)	(90,780)	(1,967,829)	1,778,833	(4,482)	1,577
NET ASSETS:
Beginning of period	1,777,635	1,868,415	19,824,878	18,046,045	14,034	12,457

End of period	$1,480,598	$1,777,635	$17,857,049	$19,824,878	$9,552	$14,034

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$255	$209	$4,342	$3,240
Net realized gain (loss) on investments	751	18,413	(64)	433	(688)	583
Realized gain distribution received	5,751	15,713	771	2,305	341	1,428
Change in unrealized appreciation (depreciation) on investments	(69,205)	(10,590)	(6,392)	(2,501)	(14,669)	(4,867)

Net increase (decrease) in net assets resulting from operations	(62,703)	23,536	(5,430)	446	(10,674)	384

Contributions and (Withdrawals):
Payments received from policyowners	17,308	6,573	2,862	2,711	3,823	4,963
Cost of insurance	(2,721)	(3,024)	(800)	(929)	(3,861)	(3,609)
Policyowners’ surrenders	(114)	(13,390)	—	(4,237)	—	(1,506)
Net transfers from (to) Fixed Account	2,313	(44)	(73)	(106)	(43)	(21,379)
Transfers between Investment Divisions	7,946	(1,960)	771	208	(9,086)	21,509
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	24,732	(11,845)	2,760	(2,353)	(9,167)	(22)

Increase (decrease) in net assets	(37,971)	11,691	(2,670)	(1,907)	(19,841)	362
NET ASSETS:
Beginning of period	147,699	136,008	34,392	36,299	235,380	235,018

End of period	$109,728	$147,699	$31,722	$34,392	$215,539	$235,380

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	The Merger Fund VL		Western Asset Core Plus VIT Portfolio— Class I
	2022	2021	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$479	$—	$93
Net realized gain (loss) on investments	35	962	(4)
Realized gain distribution received	—	1,391	—
Change in unrealized appreciation (depreciation) on investments	(240)	(1,965)	(297)

Net increase (decrease) in net assets resulting from operations	274	388	(208)

Contributions and (Withdrawals):
Payments received from policyowners	2,503	2,881	4,280
Cost of insurance	(752)	(857)	(257)
Policyowners’ surrenders	—	(2,628)	—
Net transfers from (to) Fixed Account	(5)	(19)	—
Transfers between Investment Divisions	(989)	(8,080)	5,926
Policyowners’ death benefits	—	—	—

Net contributions and (withdrawals)	757	(8,703)	9,949

Increase (decrease) in net assets	1,031	(8,315)	9,741
NET ASSETS:
Beginning of period	30,205	38,520	—

End of period	$31,236	$30,205	$9,741

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Universal Life Separate Account-I (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (“Legacy Creator SPVUL”), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”), Variable Universal Life Accumulator Plus (“VUL Accumulator Plus”), Variable Universal Life Accumulator II (“VUL Accumulator II”)—Series 1 and 2), and Market Wealth Plus, and the Group 5 policy (Lifetime Wealth Variable Universal Life (“LWVUL”)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved it by September 28, 1999. Sales of SPVUL Series 1, VUL 2000 Series 1 and SVUL Series 1 were discontinued on May 9, 2002. Sales of SPVUL Series 2 were discontinued on May 15, 2003. Sales of VUL Provider, VUL 2000 Series 2 and SVUL Series 2 were discontinued on May 23, 2008, or the date VUL Accumulator and SVUL Accumulator were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL Series 3 were discontinued on January 1, 2009 in all jurisdictions. Sales of LWVUL were discontinued on November 18, 2013 in all jurisdictions. Sales of VUL Accumulator were discontinued on December 31, 2013 or the date VUL Accumulator Plus was approved in a jurisdiction that had not approved the new products by December 31, 2013. Sales of Legacy Creator SPVUL were discontinued on April 6, 2015. Sales of VUL Accumulator Plus were discontinued on April 30, 2018 or the date VUL Accumulator II was approved in a jurisdiction that had not approved the new product by April 30, 2018. Sales of SVUL Accumulator were discontinued as of December 31, 2019 in all jurisdictions. VUL Accumulator II Series 2 policies were offered for sale on August 28, 2021 in most jurisdictions and in New York and California on November 20, 2021. Sales of VUL Accumulator II Series 1 policies were discontinued upon the availability of Series 2 policies in the respective jurisdictions. Market Wealth Plus policies were offered for sale on September 10, 2022 in most jurisdictions and in New York on November 12, 2022.

All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of NYLIC. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of VUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, the American Century® Variable Portfolios, Inc., the American Century® Variable Portfolios II, Inc., the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Variable Investment Fund, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Portfolio, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the DFA Investment Dimensions Group Inc., the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lincoln Variable Insurance Products Trust, The Merger Fund VL, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III,the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc., Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, Dollar-Cost Averaging (DCA) Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

As of May 1, 2022, the following Investment Divisions were added to one or more of the products investing in VUL Separate Account-I:

AB VPS Growth and Income Portfolio—Class A

American Funds IS The Bond Fund of America®—Class 2

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

MFS® Research International Portfolio—Initial Class

Western Asset Core Plus VIT Portfolio—Class I

The following Investment Divisions, with their respective Fund portfolios, are available in VUL Separate Account-I:

MainStay VP American Century Sustainable Equity—Initial Class (formerly MainStay VP T. Rowe Price Equity Income—Initial Class)
MainStay VP Balanced—Initial Class
MainStay VP Bond—Initial Class
MainStay VP Candriam Emerging Markets Equity—Initial Class
MainStay VP CBRE Global Infrastructure—Initial Class
MainStay VP Conservative Allocation—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Equity Allocation—Initial Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Growth Allocation—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay Strategic Bond—Initial Class
MainStay VP Moderate Allocation—Initial Class
MainStay VP Natural Resources—Initial Class
MainStay VP PIMCO Real Return—Initial Class
MainStay VP S&P 500 Index—Initial Class (formerly Mainstay VP Mackay S&P 500 Index—Initial Class)
MainStay VP Small Cap Growth—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Wellington Growth—Initial Class
MainStay VP Wellington Mid Cap—Initial Class
MainStay VP Wellington Small Cap—Initial Class
MainStay VP Wellington U.S. Equity—Initial Class
MainStay VP Winslow Large Cap Growth—Initial Class
AB VPS Growth and Income Portfolio—Class A
AB VPS International Value Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger Capital Appreciation Portfolio—Class I-2
American Century Investments® VP Inflation Protection Fund—Class II

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

American Century Investments® VP International Fund—Class II
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 2
American Funds IS The Bond Fund of America® —Class 2
American Funds IS Global Small Capitalization Fund—Class 2
American Funds IS Growth Fund—Class 2
American Funds IS New World Fund®—Class 2
American Funds IS Washington Mutual Investors FundSM—Class 2
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
BNY Mellon IP Technology Growth Portfolio—Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class I
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DWS Alternative Asset Allocation VIP—Class A
DWS Small Cap Index VIP—Class A
DWS Small Mid Cap Value VIP—Class A
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Franklin Templeton Aggressive Model Portfolio—Class I
Franklin Templeton Conservative Model Portfolio—Class I
Franklin Templeton Moderate Model Portfolio—Class I
Franklin Templeton Moderately Aggressive Model Portfolio—Class I
Franklin Templeton Moderately Conservative Model Portfolio—Class I
Invesco V.I. EQV International Equity Fund—Series I Shares (formerly Invesco V.I. International Growth Fund—Series I Shares)
Invesco V.I. Global Real Estate Fund—Series I Shares

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Invesco V.I. Main Street Small Cap Fund®—Series I Shares
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
LVIP Baron Growth Opportunities Fund—Service Class
LVIP Delaware Diversified Income Fund—Standard Class
LVIP Delaware Value Fund—Standard Class
LVIP SSgA Mid-Cap Index Fund—Standard Class
MFS® International Intrinsic Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class
MFS® New Discovery Series—Initial Class
MFS® Research International Portfolio—Initial Class
MFS® Research Series—Initial Class
MFS® Total Return Bond Series—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
The Merger Fund VL
Western Asset Core Plus VIT Portfolio—Class I

Not all investment options are available under all policies.

New investments in the MainStay VP Candriam Emerging Markets Equity—Initial Class, MainStay VP Wellington Growth— Initial Class and Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 Investment Divisions are restricted to those policies already invested in these Investment Divisions. Effective May 1, 2022, MainStay VP American Century Sustainable Equity—Initial Class was re-opened to new premium allocations and transfers.

All investments into the MainStay VP Series Funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.

For SVUL, VUL 2000, SPVUL, LWVUL, VUL Provider, VUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the free look period are allocated to the General Account of NYLIAC. After the free look period, these premium payments are allocated in accordance with the policyowner’s allocation instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the policyowner’s allocations instructions. For Legacy Creator SPVUL, SVUL Accumulator, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus, any/all premium payments received before the Initial Premium Transfer Date will be allocated to the General Account of NYLIAC. On the Initial Premium Transfer Date, the net premium, along with any interest credited will be allocated to the Investment Divisions of VUL Separate Account-I, the Fixed Account, and/or the DCA Plus Account in accordance with the policyowner’s allocation instructions. Pinnacle VUL and Pinnacle SVUL policies issued on or

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on or after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL policies issued on or after May 15, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. LWVUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to the DCA Plus Account. VUL Accumulator Plus policies issued on or after November 18, 2013, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account. VUL Accumulator II policies issued on or after May 1, 2018, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account. Market Wealth Plus policies issued on or after September 10, 2022, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account.

In addition, for all VUL, VUL 2000, SVUL, SPVUL, Legacy Creator SPVUL, LWVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies, the policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value ("NAV") of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s assumptions in pricing the asset or liability.

Investments in mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$10,326	$6,118
MainStay VP Balanced—Initial Class	5,409	1,843
MainStay VP Bond—Initial Class	2,488	3,412
MainStay VP Candriam Emerging Markets Equity—Initial Class	6,182	1,964
MainStay VP CBRE Global Infrastructure—Initial Class	747	381
MainStay VP Conservative Allocation—Initial Class	2,728	2,472
MainStay VP Epoch U.S. Equity Yield—Initial Class	7,127	10,618
MainStay VP Equity Allocation—Initial Class	19,011	4,648
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	5,620	4,535
MainStay VP Floating Rate—Initial Class	22,427	1,494
MainStay VP Growth Allocation—Initial Class	19,065	8,497
MainStay VP Income Builder—Initial Class	8,942	4,104
MainStay VP IQ Hedge Multi-Strategy—Initial Class	678	716
MainStay VP Janus Henderson Balanced—Initial Class	17,169	9,883
MainStay VP MacKay Convertible—Initial Class	12,304	7,536
MainStay VP MacKay Government—Initial Class	1,097	1,803
MainStay VP MacKay High Yield Corporate Bond—Initial Class	10,757	11,478
MainStay VP MacKay International Equity—Initial Class	11,935	2,545
MainStay VP MacKay Strategic Bond—Initial Class	1,667	1,973
MainStay VP Moderate Allocation—Initial Class	9,272	4,548
MainStay VP Natural Resources—Initial Class	4,721	5,725
MainStay VP PIMCO Real Return—Initial Class	1,952	1,488
MainStay VP S&P 500 Index—Initial Class	56,233	24,505
MainStay VP Small Cap Growth—Initial Class	14,787	3,474
MainStay VP U.S. Government Money Market—Initial Class	27,590	18,789
MainStay VP Wellington Growth—Initial Class	65,875	13,120
MainStay VP Wellington Mid Cap—Initial Class	38,172	6,137
MainStay VP Wellington Small Cap—Initial Class	13,289	2,444
MainStay VP Wellington U.S. Equity—Initial Class	28,100	7,867
MainStay VP Winslow Large Cap Growth—Initial Class	33,538	5,700
AB VPS Growth and Income Portfolio—Class A	301	15
AB VPS International Value Portfolio—Class A	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	4,566	1,192
Alger Capital Appreciation Portfolio—Class I-2	227	100
American Century Investments® VP Inflation Protection Fund—Class II	27	17
American Century Investments® VP International Fund—Class II	697	50
American Century Investments® VP Value Fund—Class II	580	327
American Funds IS Asset Allocation Fund—Class 2	2,647	660
American Funds IS The Bond Fund of America®—Class 2	103	7
American Funds IS Global Small Capitalization Fund—Class 2	3,784	465
American Funds IS Growth Fund—Class 2	5,884	3,306
American Funds IS New World Fund®—Class 2	4,908	603
American Funds IS Washington Mutual Investors FundSM—Class 2	4,539	653
BlackRock® Global Allocation V.I. Fund—Class I	3,197	1,620
BlackRock® High Yield V.I. Fund—Class I	1,642	790
BNY Mellon IP Technology Growth Portfolio—Initial Shares	11,667	3,892

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	$25	$8
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	803	59
ClearBridge Variable Appreciation Portfolio—Class I	709	453
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	346	341
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	1,335	182
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	179	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	14	—
Delaware VIP® Emerging Markets Series—Standard Class	1,217	1,765
Delaware VIP® International Series—Standard Class	—	—
Delaware VIP® Small Cap Value Series—Standard Class	2,454	1,522
DFA VA Global Bond Portfolio	2	88
DFA VA International Small Portfolio	9	2
DFA VA International Value Portfolio	16	3
DFA VA Short-Term Fixed Portfolio	4	164
DFA VA U.S. Large Value Portfolio	22	17
DFA VA U.S. Targeted Value Portfolio	25	5
DWS Alternative Asset Allocation VIP—Class A	2,087	487
DWS Small Cap Index VIP—Class A	1,042	283
DWS Small Mid Cap Value VIP—Class A	730	551
Fidelity® VIP Bond Index Portfolio—Initial Class	617	683
Fidelity® VIP ContrafundSM Portfolio—Initial Class	24,105	17,112
Fidelity® VIP Emerging Markets Portfolio—Initial Class	1,416	667
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	10,733	6,969
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	376	432
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	1,462	701
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	1,793	513
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	13,884	3,075
Fidelity® VIP Growth Portfolio—Initial Class	957	236
Fidelity® VIP Health Care Portfolio—Initial Class	2,271	1,495
Fidelity® VIP Index 500 Portfolio—Initial Class	815	870
Fidelity® VIP International Index Portfolio—Initial Class	2,639	352
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	306	105
Fidelity® VIP Mid Cap Portfolio—Initial Class	3,659	1,185
Fidelity® VIP Overseas Portfolio—Initial Class	425	133
Franklin Templeton Aggressive Model Portfolio—Class I	22,481	632
Franklin Templeton Conservative Model Portfolio—Class I	1,258	385
Franklin Templeton Moderate Model Portfolio—Class I	4,826	1,263
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	18,434	711
Franklin Templeton Moderately Conservative Model Portfolio—Class I	1,574	1,141
Invesco V.I. EQV International Equity Fund—Series I Shares	3,900	1,051
Invesco V.I. Global Real Estate Fund—Series I Shares	2	—
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	1,487	485
Janus Henderson Enterprise Portfolio—Institutional Shares	4,706	4,742
Janus Henderson Forty Portfolio—Institutional Shares	148	2
Janus Henderson Global Research Portfolio—Institutional Shares	14,939	5,627

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
LVIP Baron Growth Opportunities Fund—Service Class	$4	$5
LVIP Delaware Diversified Income Fund—Standard Class	6	1
LVIP Delaware Value Fund—Standard Class	13	4
LVIP SSgA Mid-Cap Index Fund—Standard Class	449	165
MFS® International Intrinsic Value Portfolio—Initial Class	2,795	1,689
MFS® Investors Trust Series—Initial Class	2,717	790
MFS® Mid Cap Value Portfolio—Initial Class	4,152	1,102
MFS® New Discovery Series—Initial Class	4,308	1,624
MFS® Research International Portfolio—Initial Class	538	21
MFS® Research Series—Initial Class	1,212	497
MFS® Total Return Bond Series—Initial Class	1	1
MFS® Value Series—Initial Class	1	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	60	20
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	9,713	1,468
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	6,573	1,558
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	21	11
PIMCO VIT Income Portfolio—Institutional Class	1,988	180
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	709	1,722
PIMCO VIT Low Duration Portfolio—Administrative Class	10	18
PIMCO VIT Low Duration Portfolio—Institutional Class	2,071	1,921
PIMCO VIT Total Return Portfolio—Administrative Class	66	68
PIMCO VIT Total Return Portfolio—Institutional Class	2,755	1,397
T. Rowe Price All-Cap Opportunities Portfolio	1	2
T. Rowe Price Blue Chip Growth Portfolio	32	1
T. Rowe Price International Stock Portfolio	4	—
T. Rowe Price Limited-Term Bond Portfolio	7	12
The Merger Fund VL	2	1
Western Asset Core Plus VIT Portfolio—Class I	10	—

Total	$694,427	$264,289

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam Belgium S.A. (“Candriam Belgium”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), Index IQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America LLC (“NIMNA”), NYL Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill LLC (“SBH”), Wellington Management Company LLP (“Wellington”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, IndexIQ Advisors, MacKay, and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE is the listed real asset solution within CBRE Investment Management. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL—Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies to cover federal premium taxes.

Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies to partially cover the expenses associated with selling the policies.

For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For LWVUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to target premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over target premium 1. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment. target premium 1 and target premium 2 are determined at the time the policy is issued, and are indicated on the policy data page.

For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

For VUL Accumulator II and Market Wealth Plus policies, currently 0.75% of any premium payment is deducted in all policy years.

For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge (deducted from the policy’s cash value for Group 3, 4 & 5 policies), and are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for Group 1 & 2 policies are deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations.The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyowners. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, VUL Accumulator II and Market Wealth Plus:

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
LWVUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25
VUL Accumulator Plus	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator II	10	10
Market Wealth Plus	10	10

Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL, SVUL—Series 2**, and Market Wealth Plus policies monthly. This charge compensates NYLIAC for providing administrative policy services.

For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in VUL Separate Account-I and varies based on the amount of cash value in VUL Separate Account-I. The VUL Separate Account-I administrative charge percentage currently ranges from 0% to 0.20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of 0.60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from 0.10% to 0.60% depending on the cash value of the policy.

For SVUL—Series 2** the administrative charge is 0.10%, based on the amount of cash value in VUL Separate Account-I.

For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

For Market Wealth Plus policies, this charge varies based on the insured’s age, risk class, policy duration and initial face amount. This charge is guaranteed not to exceed $0.75 per thousand of face amount per month.

Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Provider, VUL Accumulator Plus, and VUL Accumulator II policies.

*	If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.
**	VUL 2000—Series 2, SPVUL—Series 2, and SVUL—Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL—Series 1 policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL—Series 2 policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

For VUL Accumulator Plus, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For VUL Accumulator II, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class, policy duration and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For VUL Accumulator and LWVUL policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.

For SVUL Accumulator policies, this charge is based on insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 31 and beyond.

For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current 0.90% deferred sales expense is comprised of 0.40% for sales expenses, 0.30% for state taxes and 0.20% for federal taxes. For SPVUL—Series 3*** currently the deferred sales expense charge is equal to 0.40%.

Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:

Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the Investment Divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL—Series 1, 0.50% for VUL 2000—Series 1 and 0.50% for SPVUL—Series 1.

Group 3 Policies: For Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from 0.25% to 0.55% in policy years 1-20; and in policy years 21 and beyond, the percentage ranges from 0.05% to 0.35%. In policy years 1-20, if the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by 0.30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by 0.55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

Group 4 Policies: For SPVUL—Series 2** and VUL 2000—Series 2** policies, NYLIAC deducts a monthly mortality and expense risk charge at an annual rate of 0.50% of the cash value in VUL Separate Account-I and for SVUL—Series 2** policies, the mortality and expense risk charge is deducted monthly at an annual rate of 0.60% of the cash value in VUL Separate Account-I.

**	VUL 2000—Series 2, SPVUL—Series 2, and SVUL—Series 2 designates policies issued on and after May 10, 2002 where approved.
***	SPVUL—Series 3 designates policies issued on and after May 16, 2003 where approved.
****	Includes a 0.10% administrative service charge.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator, SVUL Accumulator, and VUL Accumulator Plus policies will never exceed an annual rate of 0.75%.

For VUL Accumulator II Series 1 policies, the monthly mortality and expense risk charge is currently 0.10% annually of the cash value in the VUL Separate Account-I. For VUL Accumulator II Series 2 policies, the monthly mortality and expense risk charge is currently 0.00% annually of the cash value in the VUL Separate Account-I. NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator II policies will never exceed an annual rate of 0.50%.

For VUL Provider policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.70% to 0.05% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV), the mortality and expense risk charge currently ranges from 1.00% to 0.05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

For Legacy Creator SPVUL policies, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in VUL Separate Account-I. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in VUL Separate Account-I.

For Market Wealth Plus policies, the current mortality and expense risk charge is currently 0.00% annually of the cash value in the VUL Separate Account-I. The mortality and expense risk charge is guaranteed to never exceed an annual rate of 0.75%.

Group 5 Policies: For LWVUL policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.75% to 0.25% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on LWVUL policies will never exceed an annual rate of 0.75%.

Surrender Charges:

Surrender charges may be assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL, Legacy Creator SPVUL, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus policies during the surrender charge period on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying Statement of Changes in Net Assets. In addition, a new surrender charge period will apply to face amount increases.

For VUL, SVUL and VUL 2000 policies, this charge is deducted during the first 15 policy years or within 15 years after a face amount increase. For VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus this charge is deducted for the first 10 policy years or within 10 years after a face amount increase. For VUL Accumulator II policies, the applicable surrender charge period will vary according to the insured’s age at the time the policy is issued.

For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000—Series 1, VUL Provider, VUL Accumulator, SVUL Accumulator, VUL Accumulator Plus, VUL Accumulator II, and Market Wealth Plus, the maximum surrender charge is the lesser of 50% of total premiums paid or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000—Series 2** policies, the maximum surrender charge is the lesser of 50% of total premiums paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

**	VUL 2000—Series 2, SPVUL—Series 2, and SVUL—Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year 10 and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

For Market Wealth Plus policies, the surrender charge period is 10 years in most jurisdiction and 5 years in New York. During the surrender charge period, surrender charges are not assessed on a full surrender of a Market Wealth Plus policy for its Alternative Cash Surrender Value (ACSV).

VUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or VUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.25%, other expenses range from 0.00% to 0.50%, and acquired fund fees and expenses range from 0.00% to 0.65%. These ranges are shown as a percentage of average net assets as of December 31, 2021, and approximate the ranges as of December 31, 2022.

NOTE 4—Distribution of Net Income:

VUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	44	(227)	(183)	28	(242)	(214)
MainStay VP Balanced—Initial Class	50	(63)	(13)	67	(47)	20
MainStay VP Bond—Initial Class	83	(144)	(61)	139	(124)	15
MainStay VP Candriam Emerging Markets Equity—Initial Class	167	(194)	(27)	101	(242)	(141)
MainStay VP CBRE Global Infrastructure—Initial Class	78	(42)	36	95	(21)	74
MainStay VP Conservative Allocation—Initial Class	36	(108)	(72)	39	(67)	(28)
MainStay VP Epoch U.S. Equity Yield—Initial Class	32	(282)	(250)	50	(265)	(215)
MainStay VP Equity Allocation—Initial Class	90	(163)	(73)	81	(210)	(129)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	82	(192)	(110)	108	(147)	(39)
MainStay VP Floating Rate—Initial Class	1,239	(85)	1,154	103	(90)	13
MainStay VP Growth Allocation—Initial Class	136	(298)	(162)	109	(301)	(192)
MainStay VP Income Builder—Initial Class	39	(103)	(64)	56	(109)	(53)
MainStay VP IQ Hedge Multi-Strategy—Initial Class	56	(87)	(31)	201	(29)	172
MainStay VP Janus Henderson Balanced—Initial Class	161	(395)	(234)	142	(325)	(183)
MainStay VP MacKay Convertible—Initial Class	31	(133)	(102)	98	(71)	27
MainStay VP MacKay Government—Initial Class	44	(92)	(48)	54	(106)	(52)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	71	(257)	(186)	184	(175)	9
MainStay VP MacKay International Equity—Initial Class	79	(75)	4	47	(106)	(59)
MainStay VP MacKay Strategic Bond—Initial Class	64	(147)	(83)	188	(58)	130
MainStay VP Moderate Allocation—Initial Class	80	(184)	(104)	127	(120)	7
MainStay VP Natural Resources—Initial Class	356	(470)	(114)	226	(375)	(149)
MainStay VP PIMCO Real Return—Initial Class	99	(121)	(22)	160	(94)	66
MainStay VP S&P 500 Index—Initial Class	556	(339)	217	398	(331)	67
MainStay VP Small Cap Growth—Initial Class	71	(137)	(66)	90	(143)	(53)
MainStay VP U.S. Government Money Market—Initial Class	21,455	(14,699)	6,756	20,833	(35,676)	(14,843)
MainStay VP Wellington Growth—Initial Class	40	(269)	(229)	25	(287)	(262)
MainStay VP Wellington Mid Cap—Initial Class	29	(114)	(85)	37	(167)	(130)
MainStay VP Wellington Small Cap—Initial Class	109	(162)	(53)	132	(300)	(168)
MainStay VP Wellington U.S. Equity—Initial Class	48	(121)	(73)	27	(139)	(112)
MainStay VP Winslow Large Cap Growth—Initial Class	147	(119)	28	118	(126)	(8)
AB VPS Growth and Income Portfolio—Class A	30	(1)	29	—	—	—
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	55	(37)	18	99	(38)	61
Alger Capital Appreciation Portfolio—Class I-2	—	(1)	(1)	1	(2)	(1)
American Century Investments® VP Inflation Protection Fund—Class II	1	(1)	—	1	(2)	(1)
American Century Investments® VP International Fund—Class II	6	(1)	5	—	(4)	(4)
American Century Investments® VP Value Fund—Class II	3	(6)	(3)	1	(7)	(6)
American Funds IS Asset Allocation Fund—Class 2	130	(50)	80	188	(23)	165
American Funds IS The Bond Fund of America®—Class 2	11	(1)	10	—	—	—

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Global Small Capitalization Fund—Class 2	113	(29)	84	102	(35)	67
American Funds IS Growth Fund—Class 2	204	(151)	53	324	(43)	281
American Funds IS New World Fund®—Class 2	215	(40)	175	126	(147)	(21)
American Funds IS Washington Mutual Investors FundSM—Class 2	136	(43)	93	149	(52)	97
BlackRock® Global Allocation V.I. Fund—Class I	223	(128)	95	242	(88)	154
BlackRock® High Yield V.I. Fund—Class I	93	(59)	34	163	(26)	137
BNY Mellon IP Technology Growth Portfolio—Initial Shares	117	(66)	51	82	(57)	25
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	3	(1)	2	—	—	—
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2	(2)	—	1	(2)	(1)
ClearBridge Variable Appreciation Portfolio—Class I	28	(24)	4	44	(12)	32
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	6	(26)	(20)	11	(19)	(8)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	101	(16)	85	65	(12)	53
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	19	—	19	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	—	—	—	—	—	—
Delaware VIP® Emerging Markets Series—Standard Class	61	(110)	(49)	186	(36)	150
Delaware VIP® International Series—Standard Class	—	—	—	—	—	—
Delaware VIP® Small Cap Value Series—Standard Class	58	(58)	—	55	(127)	(72)
DFA VA Global Bond Portfolio	1	(8)	(7)	—	—	—
DFA VA International Small Portfolio	—	—	—	—	—	—
DFA VA International Value Portfolio	—	—	—	—	—	—
DFA VA Short-Term Fixed Portfolio	—	(15)	(15)	1	(1)	—
DFA VA U.S. Large Value Portfolio	1	(1)	—	—	(1)	(1)
DFA VA U.S. Targeted Value Portfolio	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP—Class A	112	(38)	74	79	(22)	57
DWS Small Cap Index VIP—Class A	42	(21)	21	395	(291)	104
DWS Small Mid Cap Value VIP—Class A	24	(22)	2	47	(76)	(29)
Fidelity® VIP Bond Index Portfolio—Initial Class	63	(75)	(12)	110	(91)	19
Fidelity® VIP ContrafundSM Portfolio—Initial Class	105	(222)	(117)	60	(271)	(211)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	121	(53)	68	176	(25)	151
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	125	(147)	(22)	103	(114)	(11)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	7	(24)	(17)	16	(29)	(13)
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	47	(37)	10	71	(74)	(3)
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	48	(24)	24	97	(35)	62
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	231	(87)	144	209	(93)	116
Fidelity® VIP Growth Portfolio—Initial Class	—	(4)	(4)	2	(5)	(3)
Fidelity® VIP Health Care Portfolio—Initial Class	120	(104)	16	241	(45)	196
Fidelity® VIP Index 500 Portfolio—Initial Class	2	(17)	(15)	3	(28)	(25)
Fidelity® VIP International Index Portfolio—Initial Class	245	(35)	210	155	(33)	122
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	11	(6)	5	8	(10)	(2)
Fidelity® VIP Mid Cap Portfolio—Initial Class	93	(44)	49	137	(163)	(26)
Fidelity® VIP Overseas Portfolio—Initial Class	9	(4)	5	4	(5)	(1)
Franklin Templeton Aggressive Model Portfolio—Class I	1,548	(48)	1,500	793	(69)	724

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Templeton Conservative Model Portfolio—Class I	116	(36)	80	125	(98)	27
Franklin Templeton Moderate Model Portfolio—Class I	380	(108)	272	298	(53)	245
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	1,387	(58)	1,329	734	(49)	685
Franklin Templeton Moderately Conservative Model Portfolio—Class I	132	(99)	33	145	(7)	138
Invesco V.I. EQV International Equity Fund—Series I Shares	86	(65)	21	87	(133)	(46)
Invesco V.I. Global Real Estate Fund—Series I Shares	—	—	—	—	(1)	(1)
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	73	(29)	44	45	(6)	39
Janus Henderson Enterprise Portfolio—Institutional Shares	124	(264)	(140)	357	(75)	282
Janus Henderson Forty Portfolio—Institutional Shares	3	—	3	—	(1)	(1)
Janus Henderson Global Research Portfolio—Institutional Shares	56	(165)	(109)	72	(177)	(105)
LVIP Baron Growth Opportunities Fund—Service Class	—	—	—	—	—	—
LVIP Delaware Diversified Income Fund—Standard Class	—	—	—	—	(1)	(1)
LVIP Delaware Value Fund—Standard Class	—	—	—	—	(1)	(1)
LVIP SSgA Mid-Cap Index Fund—Standard Class	17	(12)	5	49	(15)	34
MFS® International Intrinsic Value Portfolio—Initial Class	84	(69)	15	100	(87)	13
MFS® Investors Trust Series—Initial Class	37	(34)	3	24	(45)	(21)
MFS® Mid Cap Value Portfolio—Initial Class	177	(65)	112	178	(40)	138
MFS® New Discovery Series—Initial Class	29	(50)	(21)	115	(125)	(10)
MFS® Research International Portfolio—Initial Class	53	(2)	51	—	—	—
MFS® Research Series—Initial Class	17	(16)	1	12	(17)	(5)
MFS® Total Return Bond Series—Initial Class	—	—	—	—	(2)	(2)
MFS® Value Series—Initial Class	—	—	—	—	(1)	(1)
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2	(1)	1	—	—	—
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	226	(76)	150	69	(126)	(57)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	98	(55)	43	147	(111)	36
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—
Administrative Class	2	(1)	1	—	(2)	(2)
PIMCO VIT Income Portfolio—Institutional Class	180	(17)	163	47	(32)	15
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—
Institutional Class	44	(136)	(92)	149	(48)	101
PIMCO VIT Low Duration Portfolio—Administrative Class	—	(1)	(1)	—	(1)	(1)
PIMCO VIT Low Duration Portfolio—Institutional Class	192	(183)	9	348	(122)	226
PIMCO VIT Total Return Portfolio—Administrative Class	2	(4)	(2)	2	(6)	(4)
PIMCO VIT Total Return Portfolio—Institutional Class	198	(120)	78	273	(115)	158
T. Rowe Price All-Cap Opportunities Portfolio	—	—	—	—	—	—
T. Rowe Price Blue Chip Growth Portfolio	—	—	—	1	(1)	—
T. Rowe Price International Stock Portfolio	—	—	—	—	—	—
T. Rowe Price Limited-Term Bond Portfolio	1	(1)	—	2	(3)	(1)
The Merger Fund VL	—	—	—	—	(1)	(1)
Western Asset Core Plus VIT Portfolio—Class I	1	—	1	—	—	—

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2022, 2021, 2020, 2019 and 2018:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP American Century Sustainable Equity—Initial Class	2022	$69,312	2,734	$24.20 to $26.11	(8.3%) to (7.7%)	1.7%
	2021	80,330	2,917	26.40 to 28.29	24.6% to 25.5%	2.5%
	2020	68,887	3,131	21.19 to 22.54	0.3% to 1.0%	3.6%
	2019	73,230	3,353	21.13 to 22.33	25.5% to 26.4%	2.3%
	2018	63,620	3,671	16.84 to 17.67	(10.0%) to (9.4%)	2.0%

MainStay VP Balanced—Initial Class	2022	$20,643	713	$21.60 to $30.11	(6.4%) to (5.7%)	1.0%
	2021	22,346	726	28.42 to 31.94	16.5% to 17.3%	1.4%
	2020	18,533	706	19.53 to 27.23	7.1% to 7.9%	2.1%
	2019	18,653	766	18.10 to 25.24	15.9% to 16.8%	2.0%
	2018	16,084	770	15.50 to 21.62	(8.0%) to (7.4%)	1.6%

MainStay VP Bond—Initial Class	2022	$29,365	1,312	$11.34 to $28.22	(15.1%) to (14.5%)	2.0%
	2021	36,083	1,373	13.26 to 33.22	(2.1%) to (1.4%)	1.8%
	2020	36,360	1,358	13.44 to 33.92	7.2% to 7.9%	2.0%
	2019	34,315	1,365	12.45 to 31.65	8.4% to 9.1%	2.7%
	2018	31,939	1,379	11.41 to 29.21	(1.7%) to (1.0%)	2.8%

MainStay VP Candriam Emerging Markets Equity—Initial Class	2022	$28,028	3,215	$8.33 to $8.99	(29.2%) to (28.7%)	1.0%
	2021	39,750	3,242	11.77 to 12.61	(2.7%) to (2.0%)	1.1%
	2020	42,440	3,383	12.10 to 12.87	24.8% to 25.7%	3.3%
	2019	36,396	3,639	9.69 to 10.24	19.2% to 20.1%	1.4%
	2018	32,203	3,856	8.13 to 8.53	(21.1%) to (20.5%)	1.4%

MainStay VP CBRE Global Infrastructure—Initial Class	2022	$2,111	232	$8.69 to $9.11	(6.6%) to (6.0%)	1.3%
	2021	1,899	196	9.31 to 9.69	14.5% to 15.3%	0.0%
	2020	1,022	122	8.13 to 8.40	(13.4%) to (12.8%)	7.7%
	2019	1,009	105	9.39 to 9.64	4.6% to 5.3%	0.0%
	2018	906	99	8.98 to 9.15	(28.2%) to (27.7%)	0.0%

MainStay VP Conservative Allocation—Initial Class	2022	$13,487	635	$20.11 to $22.40	(12.7%) to (12.1%)	4.4%
	2021	17,168	707	23.03 to 25.47	6.4% to 7.1%	1.9%
	2020	16,707	735	21.64 to 23.77	9.5% to 10.3%	2.1%
	2019	16,327	788	15.27 to 21.56	14.0% to 14.8%	2.7%
	2018	14,616	810	13.30 to 18.77	(7.1%) to (6.5%)	2.5%

MainStay VP Epoch U.S. Equity Yield—Initial Class	2022	$136,321	3,723	$26.02 to $41.47	(3.2%) to (2.5%)	2.1%
	2021	149,769	3,973	26.68 to 42.53	22.0% to 22.9%	2.4%
	2020	128,833	4,188	21.71 to 34.61	(0.7%) to 0.0%	2.8%
	2019	137,501	4,457	21.71 to 34.60	23.3% to 24.2%	3.2%
	2018	120,251	4,827	17.48 to 27.86	(5.9%) to (5.2%)	2.1%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Equity Allocation—Initial Class	2022	$86,163	3,189	$24.73 to $27.40	(18.2%) to (17.6%)	3.2%
	2021	107,062	3,262	30.24 to 33.27	19.3% to 20.2%	1.9%
	2020	92,646	3,391	25.35 to 27.69	14.2% to 15.0%	2.3%
	2019	83,143	3,503	22.19 to 24.07	23.7% to 24.6%	3.0%
	2018	66,326	3,484	17.94 to 19.32	(13.4%) to (12.8%)	1.5%

MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2022	$53,195	2,183	$22.96 to $24.78	4.8% to 5.6%	2.1%
	2021	53,003	2,293	21.90 to 23.47	16.4% to 17.2%	2.1%
	2020	46,029	2,332	18.81 to 20.02	(1.1%) to (0.4%)	2.6%
	2019	49,157	2,479	19.02 to 20.09	22.4% to 23.3%	2.5%
	2018	41,131	2,554	15.54 to 16.30	0.1% to 0.8%	1.2%

MainStay VP Floating Rate—Initial Class	2022	$37,192	2,114	$14.08 to $18.40	(1.9%) to (1.2%)	5.1%
	2021	17,155	960	14.26 to 18.63	3.0% to 3.7%	3.1%
	2020	16,350	947	13.75 to 17.97	1.8% to 2.5%	3.8%
	2019	18,051	1,070	13.42 to 17.53	7.7% to 8.5%	4.9%
	2018	16,826	1,083	12.37 to 16.16	(0.8%) to (0.1%)	4.8%

MainStay VP Growth Allocation—Initial Class	2022	$88,025	3,351	$20.73 to $27.09	(15.0%) to (14.4%)	3.5%
	2021	108,059	3,513	24.23 to 31.66	15.2% to 16.0%	2.5%
	2020	98,314	3,705	20.88 to 27.29	12.1% to 12.9%	3.0%
	2019	91,615	3,899	18.49 to 24.16	20.6% to 21.4%	3.2%
	2018	80,133	4,136	15.23 to 19.90	(11.4%) to (10.7%)	1.9%

MainStay VP Income Builder—Initial Class	2022	$59,999	1,642	$25.25 to $49.77	(14.1%) to (13.5%)	2.8%
	2021	72,561	1,706	29.34 to 57.96	9.7% to 10.5%	2.9%
	2020	68,261	1,759	19.63 to 52.81	7.2% to 8.0%	2.5%
	2019	66,101	1,831	18.18 to 49.25	17.2% to 18.1%	4.8%
	2018	57,813	1,881	15.40 to 42.01	(5.9%) to (5.2%)	2.8%

MainStay VP IQ Hedge Multi-Strategy—Initial Class	2022	$10,452	1,289	$7.65 to $8.13	(9.1%) to (8.5%)	2.0%
	2021	11,693	1,320	8.42 to 8.88	(1.3%) to (0.6%)	0.0%
	2020	10,232	1,148	8.53 to 8.94	4.6% to 5.4%	2.3%
	2019	9,048	1,070	8.15 to 8.48	7.7% to 8.5%	0.0%
	2018	7,441	955	7.57 to 7.82	(1.7%) to (1.7%)	0.0%

MainStay VP Janus Henderson Balanced—Initial Class	2022	$150,816	6,605	$22.06 to $23.80	(17.0%) to (16.4%)	1.1%
	2021	187,380	6,839	26.57 to 28.47	16.5% to 17.4%	1.3%
	2020	164,489	7,022	22.80 to 24.26	13.5% to 14.3%	1.9%
	2019	151,156	7,351	20.08 to 21.22	22.1% to 22.9%	1.8%
	2018	131,764	7,850	16.45 to 17.26	(0.3%) to 0.4%	1.8%

MainStay VP MacKay Convertible—Initial Class	2022	$69,449	1,295	$26.41 to $67.47	(13.3%) to (12.7%)	3.3%
	2021	85,929	1,397	30.24 to 77.80	8.5% to 9.2%	1.1%
	2020	77,526	1,370	27.68 to 71.71	35.1% to 36.0%	0.7%
	2019	60,227	1,441	20.35 to 53.08	21.6% to 22.5%	1.5%
	2018	49,229	1,439	16.62 to 43.65	(3.0%) to (2.3%)	1.6%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay Government—Initial Class	2022	$12,151	634	$10.47 to $23.40	(11.9%) to (11.3%)	1.9%
	2021	14,716	682	11.81 to 26.57	(2.2%) to (1.5%)	1.5%
	2020	16,291	734	11.99 to 27.16	4.2% to 5.0%	1.5%
	2019	15,121	708	11.42 to 26.06	4.7% to 5.4%	2.0%
	2018	14,977	735	10.83 to 24.89	(0.8%) to (0.1%)	2.6%

MainStay VP MacKay High Yield Corporate Bond—Initial Class	2022	$138,229	3,225	$17.82 to $56.66	(8.7%) to (8.1%)	5.4%
	2021	159,448	3,411	19.38 to 62.06	4.8% to 5.5%	4.8%
	2020	151,430	3,402	18.37 to 59.23	4.7% to 5.4%	5.8%
	2019	150,597	3,548	17.43 to 56.59	12.4% to 13.2%	5.7%
	2018	136,151	3,609	15.39 to 50.33	(2.2%) to (1.5%)	5.9%

MainStay VP MacKay International Equity—Initial Class	2022	$46,819	1,479	$24.29 to $38.08	(27.0%) to (26.4%)	0.3%
	2021	63,648	1,475	33.19 to 52.13	11.5% to 12.2%	0.1%
	2020	59,161	1,534	29.72 to 46.77	20.0% to 20.8%	0.8%
	2019	52,787	1,646	15.90 to 38.98	23.9% to 24.8%	0.4%
	2018	45,185	1,752	12.74 to 31.45	(12.2%) to (11.6%)	1.2%

MainStay VP MacKay Strategic Bond—Initial Class	2022	$21,923	1,660	$12.35 to $13.31	(7.9%) to (7.2%)	3.6%
	2021	24,820	1,743	13.41 to 14.35	1.3% to 2.0%	2.5%
	2020	22,538	1,613	13.24 to 14.07	5.4% to 6.1%	2.7%
	2019	21,114	1,604	12.57 to 13.26	6.3% to 7.1%	3.5%
	2018	18,713	1,522	11.82 to 12.38	(1.9%) to (1.2%)	3.4%

MainStay VP Moderate Allocation—Initial Class	2022	$43,783	1,834	$18.11 to $24.79	(14.3%) to (13.7%)	3.7%
	2021	53,604	1,938	20.98 to 28.72	10.6% to 11.4%	1.2%
	2020	48,025	1,931	18.84 to 25.79	10.8% to 11.6%	2.6%
	2019	45,283	2,030	16.88 to 23.11	17.5% to 18.3%	3.1%
	2018	43,161	2,290	14.27 to 19.54	(9.0%) to (8.4%)	2.3%

MainStay VP Natural Resources—Initial Class	2022	$50,883	3,974	$12.07 to $13.02	34.9% to 35.8%	1.1%
	2021	38,570	4,088	8.95 to 9.59	37.1% to 38.0%	1.2%
	2020	29,021	4,237	6.53 to 6.95	6.1% to 6.9%	2.7%
	2019	26,707	4,165	6.15 to 6.50	15.8% to 16.6%	0.8%
	2018	23,721	4,308	5.31 to 5.57	(29.1%) to (28.6%)	0.0%

MainStay VP PIMCO Real Return—Initial Class	2022	$12,069	1,056	$10.75 to $11.60	(12.1%) to (11.4%)	6.0%
	2021	13,913	1,078	12.23 to 13.10	4.6% to 5.4%	0.5%
	2020	12,402	1,012	11.68 to 12.43	11.0% to 11.8%	2.0%
	2019	10,354	944	10.53 to 11.12	8.1% to 8.9%	3.2%
	2018	9,076	900	9.73 to 10.21	(3.2%) to (2.6%)	1.6%

MainStay VP S&P 500 Index—Initial Class	2022	$534,215	8,971	$11.12 to $115.33	(18.8%) to (18.2%)	1.5%
	2021	645,470	8,754	13.59 to 141.97	27.7% to 28.5%	1.2%
	2020	502,425	8,687	10.57 to 111.21	5.7% to 18.2%	1.5%
	2019	435,766	8,852	32.04 to 94.72	30.3% to 31.2%	1.7%
	2018	343,966	9,112	24.53 to 72.67	(5.2%) to (4.5%)	1.4%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Small Cap Growth—Initial Class	2022	$49,516	2,202	$21.70 to $23.41	(27.0%) to (26.5%)	0.0%
	2021	69,617	2,268	29.72 to 31.85	9.5% to 10.3%	0.0%
	2020	64,792	2,321	27.14 to 28.87	39.5% to 40.5%	0.0%
	2019	50,845	2,550	19.45 to 20.55	24.7% to 25.6%	0.0%
	2018	43,373	2,723	15.60 to 16.36	(9.5%) to (8.9%)	0.0%

MainStay VP U.S. Government Money Market—Initial Class	2022	$53,209	41,572	$1.05 to $1.51	0.6% to 1.3%	1.3%
	2021	44,408	34,816	1.04 to 1.50	(0.7%) to 0.0%	0.0%
	2020	62,922	49,659	1.04 to 1.51	(0.5%) to 0.2%	0.2%
	2019	36,872	28,736	1.04 to 1.51	1.1% to 1.8%	1.8%
	2018	45,526	36,322	1.02 to 1.50	0.7% to 1.4%	1.4%

MainStay VP Wellington Growth—Initial Class	2022	$188,988	4,862	$21.61 to $55.14	(33.6%) to (33.2%)	0.0%
	2021	297,591	5,091	32.50 to 83.08	18.9% to 19.7%	0.3%
	2020	263,128	5,353	27.28 to 69.86	31.4% to 32.3%	0.6%
	2019	214,688	5,788	20.72 to 53.18	29.1% to 30.0%	0.6%
	2018	178,353	6,219	16.02 to 41.19	(4.9%) to (4.2%)	0.6%

MainStay VP Wellington Mid Cap—Initial Class	2022	$89,546	1,811	$43.38 to $52.80	(21.1%) to (20.5%)	0.0%
	2021	118,181	1,896	54.96 to 66.43	19.2% to 20.0%	0.6%
	2020	105,460	2,026	46.12 to 55.36	10.5% to 11.3%	1.0%
	2019	105,960	2,262	41.74 to 49.75	22.0% to 22.9%	1.1%
	2018	89,281	2,342	34.21 to 40.49	(12.6%) to (12.0%)	1.0%

MainStay VP Wellington Small Cap—Initial Class	2022	$40,717	2,949	$13.34 to $13.98	(21.4%) to (20.8%)	1.1%
	2021	52,453	3,002	16.97 to 17.66	17.2% to 18.0%	0.4%
	2020	47,015	3,170	14.48 to 14.96	9.5% to 10.2%	0.1%
	2019	43,830	3,252	13.23 to 13.58	17.0% to 17.8%	0.2%
	2018	15,101	1,316	11.31 to 11.52	(15.7%) to (15.1%)	0.0%

MainStay VP Wellington U.S. Equity—Initial Class	2022	$117,914	2,016	$37.52 to $96.08	(21.2%) to (20.7%)	0.7%
	2021	154,495	2,089	47.53 to 121.97	27.9% to 28.8%	0.9%
	2020	126,918	2,201	37.10 to 95.38	14.7% to 15.6%	1.6%
	2019	117,910	2,364	32.26 to 83.12	25.3% to 26.2%	1.5%
	2018	99,909	2,504	25.69 to 66.32	(6.5%) to (5.8%)	1.6%

MainStay VP Winslow Large Cap Growth—Initial Class	2022	$98,891	2,189	$30.60 to $52.96	(31.6%) to (31.2%)	0.0%
	2021	141,034	2,161	44.77 to 76.94	23.6% to 24.5%	0.0%
	2020	112,987	2,169	36.20 to 61.79	36.2% to 37.2%	0.0%
	2019	83,741	2,209	26.58 to 45.05	32.7% to 33.6%	0.0%
	2018	63,596	2,236	20.03 to 33.71	2.8% to 3.6%	0.0%

AB VPS Growth and Income Portfolio—Class A	2022	$289	29	$10.07 to $10.11	0.7% to 1.1%	0.4%

AB VPS International Value Portfolio—Class A	2022	$—	—	$11.55 to $11.55	(13.6%) to (13.6%)	0.0%
	2021	—	—	13.37 to 13.37	11.1% to 11.1%	0.0%
	2020	—	—	12.04 to 12.04	2.5% to 2.5%	0.0%
	2019	—	—	11.75 to 11.75	17.1% to 17.1%	3.0%
	2018	—	—	10.03 to 10.03	(22.8%) to (22.8%)	3.8%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
AB VPS Small/Mid Cap Value Portfolio—Class A	2022	$16,870	568	$26.86 to $30.60	(16.2%) to (15.6%)	1.1%
	2021	19,369	550	32.06 to 36.27	35.0% to 35.9%	0.8%
	2020	12,683	489	23.75 to 26.68	2.6% to 3.4%	1.1%
	2019	11,337	452	23.14 to 25.81	19.3% to 20.1%	0.6%
	2018	9,402	450	19.40 to 21.49	(15.6%) to (15.0%)	0.5%

Alger Capital Appreciation Portfolio—Class I-2	2022	$2,205	28	$33.92 to $80.67	(36.5%) to (36.5%)	0.0%
	2021	3,559	29	53.43 to 127.08	19.1% to 19.1%	0.0%
	2020	3,054	30	44.85 to 106.68	41.8% to 41.8%	0.0%
	2019	2,191	31	31.64 to 75.25	33.6% to 33.6%	0.0%
	2018	1,610	30	23.69 to 56.34	(0.1%) to (0.1%)	0.1%

American Century Investments® VP Inflation Protection Fund—Class II	2022	$320	19	$13.02 to $17.17	(13.1%) to (13.1%)	5.1%
	2021	379	19	14.98 to 19.76	6.3% to 6.3%	3.2%
	2020	356	20	14.10 to 18.59	9.6% to 9.6%	1.4%
	2019	330	20	12.87 to 16.97	8.9% to 8.9%	2.3%
	2018	306	20	11.82 to 15.58	(2.8%) to (2.8%)	2.9%

American Century Investments® VP International Fund—Class II	2022	$2,799	87	$32.30 to $32.30	(24.9%) to (24.9%)	1.3%
	2021	3,518	82	42.98 to 42.98	8.6% to 8.6%	0.0%
	2020	3,395	86	39.58 to 39.58	25.7% to 25.7%	0.4%
	2019	2,761	88	31.50 to 31.50	28.1% to 28.1%	0.8%
	2018	2,534	103	24.58 to 24.58	(15.3%) to (15.3%)	1.1%

American Century Investments® VP Value Fund—Class II	2022	$4,187	80	$52.50 to $52.50	0.3% to 0.3%	2.0%
	2021	4,353	83	52.34 to 52.34	24.3% to 24.3%	1.6%
	2020	3,731	89	42.11 to 42.11	0.8% to 0.8%	2.2%
	2019	3,492	84	41.76 to 41.76	26.9% to 26.9%	1.9%
	2018	3,134	95	32.91 to 32.91	(9.3%) to (9.3%)	1.5%

American Funds IS Asset Allocation Fund—Class 2	2022	$6,744	523	$12.63 to $13.05	(14.0%) to (13.4%)	1.9%
	2021	6,598	443	14.68 to 15.07	14.3% to 15.1%	1.8%
	2020	3,602	278	12.85 to 13.09	11.7% to 12.5%	1.8%
	2019	2,581	223	11.50 to 11.64	20.4% to 21.2%	2.3%
	2018	607	63	9.56 to 9.56	(4.4%) to (4.0%)	3.0%

American Funds IS The Bond Fund of America®—Class 2	2022	$92	10	$9.61 to $9.64	(3.9%) to (3.6%)	4.5%

American Funds IS Global Small Capitalization Fund—Class 2	2022	$6,281	461	$13.01 to $13.73	(30.0%) to (29.6%)	0.0%
	2021	7,304	377	18.60 to 19.49	6.0% to 6.7%	0.0%
	2020	5,623	310	17.55 to 18.26	28.8% to 29.7%	0.2%
	2019	3,403	243	13.62 to 14.08	30.6% to 31.5%	0.2%
	2018	1,440	135	10.43 to 10.70	(11.2%) to (10.5%)	0.1%

American Funds IS Growth Fund—Class 2	2022	$13,569	789	$16.74 to $17.35	(30.4%) to (29.9%)	0.3%
	2021	18,095	736	24.06 to 24.77	21.1% to 22.0%	0.2%
	2020	9,162	455	19.86 to 20.30	51.0% to 52.1%	0.3%
	2019	3,909	294	13.15 to 13.35	29.9% to 30.8%	0.8%
	2018	1,266	124	10.13 to 10.21	(0.9%) to (0.2%)	0.7%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS New World Fund®—Class 2	2022	$17,213	1,263	$12.91 to $13.72	(22.6%) to (22.1%)	1.4%
	2021	19,031	1,088	16.69 to 17.61	4.2% to 4.9%	0.9%
	2020	18,510	1,109	16.02 to 16.78	22.7% to 23.6%	0.1%
	2019	15,143	1,122	13.05 to 13.58	28.2% to 29.1%	1.0%
	2018	10,693	1,023	10.18 to 10.51	(14.6%) to (14.0%)	0.9%

American Funds IS Washington Mutual Investors FundSM— Class 2	2022	$10,726	722	$14.43 to $14.96	(9.1%) to (8.5%)	2.0%
	2021	10,209	629	15.88 to 16.34	26.9% to 27.8%	1.5%
	2020	6,776	532	12.51 to 12.79	7.9% to 8.7%	1.9%
	2019	5,263	449	11.59 to 11.77	20.5% to 21.4%	2.1%
	2018	3,000	310	9.62 to 9.69	(9.3%) to (8.7%)	2.9%

BlackRock® Global Allocation V.I. Fund—Class I	2022	$22,389	1,881	$11.59 to $11.98	(16.4%) to (15.9%)	0.0%
	2021	25,292	1,786	13.88 to 14.24	5.9% to 6.7%	1.0%
	2020	21,696	1,632	13.10 to 13.35	20.2% to 21.0%	1.3%
	2019	18,114	1,647	10.90 to 11.03	17.2% to 18.0%	1.2%
	2018	16,843	1,805	9.32 to 9.35	(7.0%) to (6.5%)	1.0%

BlackRock® High Yield V.I. Fund—Class I	2022	$7,190	550	$12.45 to $13.23	(11.0%) to (10.3%)	5.3%
	2021	7,525	516	13.98 to 14.76	4.6% to 5.3%	4.4%
	2020	5,255	379	13.37 to 14.01	6.5% to 7.3%	5.2%
	2019	4,345	336	12.55 to 13.06	14.5% to 15.3%	5.3%
	2018	2,945	262	10.96 to 11.32	(3.3%) to (2.7%)	5.4%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2022	$40,832	853	$35.66 to $53.56	(46.8%) to (46.4%)	0.0%
	2021	71,053	802	66.98 to 99.90	12.1% to 12.9%	0.0%
	2020	60,724	777	59.73 to 88.47	68.7% to 69.9%	0.2%
	2019	36,399	791	35.40 to 52.06	24.9% to 25.8%	0.0%
	2018	29,623	811	28.33 to 41.38	(1.7%) to (1.0%)	0.0%

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	2022	$17	2	$9.26 to $9.26	(7.4%) to (7.4%)	0.0%

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2022	$3,349	91	$36.69 to $36.69	(16.6%) to (16.6%)	0.0%
	2021	3,988	91	44.00 to 44.00	16.5% to 16.5%	0.1%
	2020	3,484	92	37.78 to 37.78	19.9% to 19.9%	0.6%
	2019	2,963	94	31.51 to 31.51	21.8% to 21.8%	0.0%
	2018	2,515	97	25.88 to 25.88	(19.1%) to (19.1%)	0.0%

ClearBridge Variable Appreciation Portfolio—Class I	2022	$3,479	197	$17.06 to $17.75	(13.1%) to (12.4%)	1.1%
	2021	3,894	193	19.62 to 20.27	22.8% to 23.7%	0.7%
	2020	2,635	161	15.98 to 16.39	14.0% to 14.8%	1.2%
	2019	1,807	127	14.02 to 14.28	29.0% to 29.9%	0.0%
	2018	798	73	10.87 to 11.00	(2.4%) to (1.7%)	0.0%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Columbia Variable Portfolio—Commodity Strategy Fund— Class 1	2022	$1,000	79	$12.03 to $12.69	18.3% to 19.1%	24.1%
	2021	1,044	99	10.17 to 10.66	31.7% to 32.6%	0.2%
	2020	852	107	7.72 to 8.03	(2.0%) to (1.3%)	21.0%
	2019	699	86	7.88 to 8.14	7.0% to 7.8%	1.2%
	2018	602	80	7.36 to 7.55	(14.4%) to (13.8%)	0.1%

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2022	$4,195	386	$10.35 to $10.93	(16.6%) to (16.0%)	4.5%
	2021	3,890	301	12.42 to 13.01	(2.9%) to (2.2%)	4.0%
	2020	3,282	248	12.79 to 13.31	6.7% to 7.4%	3.6%
	2019	2,429	197	11.99 to 12.39	11.6% to 12.4%	5.0%
	2018	1,342	123	10.74 to 11.02	(7.7%) to (7.0%)	4.5%

Columbia Variable Portfolio—Intermediate Bond Fund— Class 1	2022	$180	19	$9.38 to $9.38	(6.2%) to (6.2%)	0.4%

Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2022	$33	1	$24.92 to $24.92	(9.0%) to (9.0%)	0.5%
	2021	36	1	27.37 to 27.37	28.8% to 28.8%	0.5%
	2020	27	1	21.25 to 21.25	8.6% to 8.6%	0.3%
	2019	21	1	19.57 to 19.57	21.0% to 21.0%	0.3%
	2018	16	1	16.18 to 16.18	(18.2%) to (18.2%)	0.1%

Delaware VIP® Emerging Markets Series—Standard Class	2022	$6,838	503	$11.76 to $13.79	(28.1%) to (27.6%)	4.2%
	2021	10,370	552	16.23 to 19.04	(3.5%) to (2.8%)	0.3%
	2020	7,772	402	16.71 to 19.59	24.2% to 25.1%	0.8%
	2019	5,261	340	13.36 to 15.66	21.8% to 22.6%	0.7%
	2018	4,385	348	10.89 to 12.77	(16.4%) to (15.8%)	3.4%

Delaware VIP® International Series—Standard Class	2022	$2	—	$8.99 to $8.99	(17.3%) to (17.3%)	1.5%
	2021	2	—	10.88 to 10.88	6.9% to 6.9%	0.9%
	2020	2	—	10.18 to 10.18	1.8% to 1.8%	0.0%

Delaware VIP® Small Cap Value Series—Standard Class	2022	$12,267	493	$23.48 to $25.78	(12.7%) to (12.1%)	0.8%
	2021	13,981	493	26.89 to 29.32	33.5% to 34.4%	0.8%
	2020	11,927	565	20.15 to 21.81	(2.6%) to (1.9%)	1.4%
	2019	12,446	578	20.68 to 22.24	27.2% to 28.1%	1.0%
	2018	9,143	543	16.25 to 17.35	(17.3%) to (16.7%)	0.8%

DFA VA Global Bond Portfolio	2022	$32	3	$11.09 to $11.09	(6.3%) to (6.3%)	1.1%
	2021	124	10	11.84 to 11.84	(1.0%) to (1.0%)	0.7%
	2020	125	10	11.96 to 11.96	1.5% to 1.5%	0.1%
	2019	12	1	11.79 to 11.79	4.2% to 4.2%	1.4%
	2018	13	1	11.32 to 11.32	1.7% to 1.7%	3.4%

DFA VA International Small Portfolio	2022	$129	7	$18.87 to $18.87	(17.6%) to (17.6%)	2.6%
	2021	155	7	22.91 to 22.91	14.6% to 14.6%	2.6%
	2020	135	7	20.00 to 20.00	9.4% to 9.4%	3.3%
	2019	53	3	18.27 to 18.27	23.9% to 23.9%	2.9%
	2018	41	3	14.75 to 14.75	(19.8%) to (19.8%)	1.5%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA International Value Portfolio	2022	$222	13	$16.87 to $16.87	(3.5%)to (3.5%)	4.0%
	2021	228	13	17.47 to 17.47	18.1% to 18.1%	4.1%
	2020	190	13	14.79 to 14.79	(1.8%) to (1.8%)	4.2%
	2019	71	5	15.06 to 15.06	15.9% to 15.9%	3.6%
	2018	60	5	13.00 to 13.00	(17.1%) to (17.1%)	2.5%

DFA VA Short-Term Fixed Portfolio	2022	$109	10	$10.64 to $10.64	(1.2%) to (1.2%)	1.0%
	2021	274	25	10.76 to 10.76	(0.2%) to (0.2%)	0.0%
	2020	274	25	10.78 to 10.78	0.6% to 0.6%	1.7%
	2019	48	4	10.72 to 10.72	2.5% to 2.5%	2.3%
	2018	45	4	10.45 to 10.45	1.8% to 1.8%	1.4%

DFA VA U.S. Large Value Portfolio	2022	$423	14	$30.16 to $30.16	(4.9%) to (4.9%)	2.2%
	2021	455	14	31.71 to 31.71	27.0% to 27.0%	1.8%
	2020	364	15	24.96 to 24.96	(1.4%) to (1.4%)	2.7%
	2019	225	9	25.31 to 25.31	25.8% to 25.8%	2.2%
	2018	173	9	20.12 to 20.12	(12.1%) to (12.1%)	2.2%

DFA VA U.S. Targeted Value Portfolio	2022	$265	9	$30.99 to $30.99	(4.2%) to (4.2%)	1.3%
	2021	281	9	32.35 to 32.35	39.7% to 39.7%	1.4%
	2020	203	9	23.16 to 23.16	4.0% to 4.0%	2.4%
	2019	93	4	22.27 to 22.27	22.6% to 22.6%	1.5%
	2018	74	4	18.17 to 18.17	(15.9%) to (15.9%)	0.9%

DWS Alternative Asset Allocation VIP—Class A	2022	$8,717	698	$11.96 to $12.53	(8.1%) to (7.4%)	7.3%
	2021	8,412	624	13.01 to 13.54	12.0% to 12.7%	2.0%
	2020	6,783	567	11.62 to 12.01	5.0% to 5.7%	2.6%
	2019	5,215	461	11.07 to 11.36	13.9% to 14.7%	3.3%
	2018	2,751	279	9.72 to 9.90	(9.8%) to (9.1%)	1.9%

DWS Small Cap Index VIP—Class A	2022	$2,710	229	$11.53 to $24.49	(21.2%) to (20.6%)	0.9%
	2021	3,116	208	14.63 to 30.86	13.7% to 14.5%	0.7%
	2020	1,391	104	12.87 to 26.95	18.6% to 19.4%	1.1%
	2019	1,109	99	10.85 to 22.57	24.3% to 25.2%	1.5%
	2018	305	33	8.72 to 18.02	(12.8%) to (11.2%)	0.2%

DWS Small Mid Cap Value VIP—Class A	2022	$5,395	231	$21.40 to $23.70	(16.4%) to (15.8%)	0.9%
	2021	6,346	229	25.59 to 28.15	29.6% to 30.5%	1.2%
	2020	5,418	258	19.75 to 21.57	(1.5%) to (0.8%)	1.4%
	2019	5,357	253	20.05 to 21.74	20.7% to 21.5%	0.7%
	2018	4,340	248	16.61 to 17.89	(16.6%) to (16.0%)	1.4%

Fidelity® VIP Bond Index Portfolio—Initial Class	2022	$3,533	418	$8.39 to $8.51	(13.8%) to (13.2%)	1.7%
	2021	4,201	430	9.73 to 9.81	(2.6%) to (2.0%)	1.0%
	2020	4,109	411	10.00 to 10.00	(0.0%) to 0.0%	0.9%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2022	$289,597	4,373	$31.59 to $90.04	(26.8%) to (26.3%)	0.5%
	2021	405,336	4,490	42.87 to 123.06	26.9% to 27.8%	0.1%
	2020	333,527	4,701	33.54 to 96.94	29.7% to 30.6%	0.2%
	2019	275,095	5,052	25.69 to 74.76	30.7% to 31.6%	0.5%
	2018	222,602	5,353	19.52 to 57.22	(7.0%) to (6.4%)	0.7%

Fidelity® VIP Emerging Markets Portfolio—Initial Class	2022	$4,381	398	$10.70 to $11.06	(20.7%) to (20.1%)	2.0%
	2021	4,546	330	13.49 to 13.84	(2.9%) to (2.2%)	2.5%
	2020	2,530	179	13.90 to 14.16	30.4% to 31.3%	0.9%
	2019	1,240	115	10.66 to 10.79	28.6% to 29.5%	2.2%
	2018	361	43	8.29 to 8.33	(17.1%) to (16.7%)	1.3%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2022	$103,753	2,262	$29.37 to $56.83	(5.6%) to (5.0%)	1.9%
	2021	110,894	2,284	30.90 to 60.21	24.0% to 24.9%	1.9%
	2020	89,602	2,295	24.74 to 48.55	6.0% to 6.7%	1.9%
	2019	82,784	2,246	23.19 to 45.82	26.6% to 27.4%	2.0%
	2018	66,278	2,275	18.20 to 36.21	(8.9%) to (8.3%)	2.3%

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2022	$1,771	108	$15.80 to $16.91	(16.3%) to (15.7%)	2.2%
	2021	2,434	125	18.87 to 20.05	8.7% to 9.5%	1.0%
	2020	2,455	138	17.36 to 18.32	14.3% to 15.1%	1.4%
	2019	2,604	168	15.19 to 15.92	19.3% to 20.1%	2.1%
	2018	2,029	157	12.74 to 13.25	(6.5%) to (5.9%)	1.5%

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2022	$6,377	341	$17.79 to $19.03	(17.5%) to (16.9%)	2.0%
	2021	7,456	331	21.55 to 22.90	11.6% to 12.4%	1.1%
	2020	6,697	334	19.31 to 20.38	16.1% to 16.9%	1.3%
	2019	5,056	294	16.64 to 17.43	23.6% to 24.4%	2.4%
	2018	2,521	182	13.46 to 14.01	(8.4%) to (7.8%)	1.5%

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2022	$7,372	355	$19.70 to $21.08	(18.8%) to (18.3%)	1.7%
	2021	8,405	331	24.26 to 25.78	17.0% to 17.8%	1.0%
	2020	5,823	269	20.74 to 21.88	18.4% to 19.3%	1.0%
	2019	4,290	237	17.51 to 18.34	27.6% to 28.5%	1.9%
	2018	2,994	212	13.72 to 14.27	(10.5%) to (9.9%)	1.2%

Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2022	$30,409	1,025	$28.27 to $30.04	(38.6%) to (38.1%)	0.0%
	2021	42,209	881	46.03 to 48.56	11.2% to 11.9%	0.0%
	2020	32,774	765	41.40 to 43.38	67.5% to 68.7%	0.0%
	2019	16,763	658	24.72 to 25.72	39.9% to 40.8%	0.2%
	2018	6,398	354	17.68 to 18.26	11.7% to 12.5%	0.1%

Fidelity® VIP Growth Portfolio—Initial Class	2022	$10,512	203	$51.71 to $51.71	(24.5%) to (24.5%)	0.6%
	2021	14,160	207	68.44 to 68.44	23.2% to 23.2%	0.0%
	2020	11,658	210	55.55 to 55.55	43.9% to 43.9%	0.1%
	2019	8,701	225	38.60 to 38.60	34.3% to 34.3%	0.3%
	2018	7,198	250	28.74 to 28.74	(0.2%) to (0.2%)	0.2%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Health Care Portfolio—Initial Class	2022	$8,870	611	$14.25 to $14.62	(13.0%) to (12.4%)	0.0%
	2021	9,865	595	16.38 to 16.69	11.0% to 11.7%	0.1%
	2020	5,930	399	14.76 to 14.93	20.7% to 21.6%	0.9%
	2019	729	59	12.23 to 12.28	22.3% to 22.8%	0.0%

Fidelity® VIP Index 500 Portfolio—Initial Class	2022	$31,188	647	$36.10 to $48.35	(18.2%) to (18.2%)	1.5%
	2021	39,031	662	44.13 to 59.11	28.6% to 28.6%	1.3%
	2020	31,508	687	34.33 to 45.98	18.2% to 18.2%	1.8%
	2019	27,086	699	29.03 to 38.88	31.4% to 31.4%	2.0%
	2018	21,733	736	22.10 to 29.60	(4.5%) to (4.5%)	1.9%

Fidelity® VIP International Index Portfolio—Initial Class	2022	$6,900	723	$9.44 to $9.58	(16.6%) to (16.0%)	2.4%
	2021	5,837	513	11.32 to 11.41	7.0% to 7.7%	2.8%
	2020	4,139	391	10.58 to 10.59	5.8% to 5.9%	1.4%

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2022	$2,198	117	$9.60 to $19.87	(13.0%) to (3.6%)	2.3%
	2021	2,499	112	15.27 to 22.83	(0.6%) to (0.6%)	2.0%
	2020	2,554	114	15.36 to 22.96	9.4% to 9.4%	2.5%
	2019	1,245	63	14.04 to 20.99	9.7% to 9.7%	2.7%
	2018	1,194	66	12.80 to 19.14	(0.5%) to (0.5%)	2.5%

Fidelity® VIP Mid Cap Portfolio—Initial Class	2022	$19,313	706	$21.83 to $71.98	(15.3%) to (14.7%)	0.5%
	2021	21,437	657	25.79 to 84.43	24.7% to 25.6%	0.6%
	2020	17,725	683	20.68 to 67.22	17.4% to 18.2%	0.7%
	2019	14,304	643	17.62 to 56.88	22.6% to 23.4%	0.9%
	2018	12,962	656	14.37 to 46.07	(15.1%) to (14.5%)	0.7%

Fidelity® VIP Overseas Portfolio—Initial Class	2022	$7,082	238	$16.83 to $29.76	(24.5%) to (24.5%)	1.1%
	2021	9,173	233	22.29 to 39.41	19.7% to 19.7%	0.5%
	2020	7,688	234	18.62 to 32.92	15.6% to 15.6%	0.5%
	2019	6,771	238	16.11 to 28.47	27.8% to 27.8%	1.7%
	2018	5,926	266	12.61 to 22.29	(14.8%) to (14.8%)	1.6%

Franklin Templeton Aggressive Model Portfolio—Class I	2022	$30,967	2,385	$12.75 to $12.99	(17.2%) to (16.6%)	3.6%
	2021	13,772	885	15.40 to 15.58	18.9% to 19.8%	2.7%
	2020	2,089	161	12.95 to 13.01	29.5% to 30.1%	1.8%

Franklin Templeton Conservative Model Portfolio—Class I	2022	$1,989	197	$9.91 to $10.09	(13.6%) to (13.0%)	3.3%
	2021	1,352	117	11.46 to 11.59	4.2% to 5.0%	2.6%
	2020	998	90	10.99 to 11.04	9.9% to 10.4%	2.7%

Franklin Templeton Moderate Model Portfolio—Class I	2022	$7,914	696	$11.19 to $11.40	(15.4%) to (14.8%)	3.2%
	2021	5,660	424	13.22 to 13.38	11.8% to 12.5%	2.6%
	2020	2,129	179	11.83 to 11.89	18.3% to 18.9%	2.0%

Franklin Templeton Moderately Aggressive Model Portfolio—Class I	2022	$27,124	2,260	$11.79 to $12.01	(16.5%) to (15.9%)	3.4%
	2021	13,282	931	14.11 to 14.28	14.0% to 14.8%	2.8%
	2020	3,056	246	12.38 to 12.44	23.8% to 24.4%	1.9%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Franklin Templeton Moderately Conservative Model Portfolio—Class I	2022	$2,809	257	$10.76 to $10.96	(13.7%) to (13.1%)	2.9%
	2021	2,822	224	12.47 to 12.61	8.5% to 9.2%	2.8%
	2020	992	86	11.50 to 11.55	15.0% to 15.5%	2.0%

Invesco V.I. EQV International Equity Fund—Series I Shares	2022	$19,177	1,220	$13.99 to $16.35	(18.9%) to (18.3%)	1.8%
	2021	23,061	1,199	17.25 to 20.01	5.2% to 5.9%	1.3%
	2020	22,636	1,245	16.40 to 18.90	13.2% to 14.0%	2.4%
	2019	22,480	1,411	14.49 to 16.58	27.7% to 28.6%	1.6%
	2018	18,540	1,497	11.35 to 12.90	(15.6%) to (15.0%)	2.1%

Invesco V.I. Global Real Estate Fund—Series I Shares	2022	$16	1	$15.08 to $15.08	(24.9%) to (24.9%)	3.0%
	2021	20	1	20.10 to 20.10	25.7% to 25.7%	1.6%
	2020	32	2	15.99 to 15.99	(12.3%) to (12.3%)	5.2%
	2019	34	2	18.23 to 18.23	23.0% to 23.0%	3.0%
	2018	25	2	14.82 to 14.82	(6.2%) to (6.2%)	3.9%

Invesco V.I. Main Street Small Cap Fund®—Series I Shares	2022	$1,594	100	$15.69 to $15.98	(16.4%) to (15.8%)	0.7%
	2021	1,071	56	18.77 to 18.99	21.7% to 22.6%	0.4%
	2020	264	17	15.42 to 15.49	54.2% to 54.9%	0.4%

Janus Henderson Enterprise Portfolio—Institutional Shares	2022	$15,678	850	$15.61 to $81.52	(16.5%) to (15.9%)	0.2%
	2021	21,408	990	18.70 to 96.98	16.0% to 16.8%	0.3%
	2020	13,691	708	16.12 to 83.01	18.6% to 19.5%	0.1%
	2019	10,082	606	13.58 to 69.48	34.5% to 35.5%	0.2%
	2018	3,879	265	10.10 to 51.28	(1.1%) to (0.4%)	0.2%

Janus Henderson Forty Portfolio—Institutional Shares	2022	$127	3	$37.71 to $37.71	(33.6%) to (33.6%)	0.3%
	2021	28	—	56.75 to 56.75	22.9% to 22.9%	0.0%
	2020	23	1	46.18 to 46.18	39.4% to 39.4%	0.3%
	2019	16	—	33.13 to 33.13	37.2% to 37.2%	0.2%
	2018	16	1	24.15 to 24.15	2.0% to 2.0%	0.0%

Janus Henderson Global Research Portfolio—Institutional Shares	2022	$101,510	3,295	$23.96 to $42.33	(20.0%) to (19.4%)	1.1%
	2021	130,664	3,404	29.89 to 52.89	17.3% to 18.1%	0.5%
	2020	114,820	3,509	25.43 to 45.10	19.2% to 20.1%	0.7%
	2019	102,782	3,764	21.29 to 37.83	28.1% to 29.0%	1.0%
	2018	85,831	4,035	16.58 to 29.52	(7.5%) to (6.9%)	1.1%

LVIP Baron Growth Opportunities Fund—Service Class	2022	$18	1	$33.71 to $33.71	(25.8%) to (25.8%)	0.0%
	2021	27	1	45.45 to 45.45	18.7% to 18.7%	0.0%
	2020	39	1	38.29 to 38.29	34.1% to 34.1%	0.0%
	2019	20	1	28.55 to 28.55	36.4% to 36.4%	0.0%
	2018	15	1	20.94 to 20.94	(3.9%) to (3.9%)	0.0%

LVIP Delaware Diversified Income Fund—Standard Class	2022	$51	4	$13.04 to $13.04	(13.9%) to (13.9%)	3.5%
	2021	56	4	15.14 to 15.14	(1.3%) to (1.3%)	4.9%
	2020	72	5	15.34 to 15.34	11.0% to 11.0%	2.7%
	2019	63	5	13.81 to 13.81	10.4% to 10.4%	3.7%
	2018	56	4	12.51 to 12.51	(2.1%) to (2.1%)	3.1%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
LVIP Delaware Value Fund—Standard Class	2022	$91	3	$32.99 to $32.99	(3.3%) to (3.3%)	1.9%
	2021	93	3	34.10 to 34.10	22.4% to 22.4%	5.3%
	2020	99	4	27.86 to 27.86	0.4% to 0.4%	2.1%
	2019	98	4	27.74 to 27.74	20.0% to 20.0%	1.7%
	2018	81	3	23.13 to 23.13	(2.7%) to (2.7%)	1.6%

LVIP SSgA Mid-Cap Index Fund—Standard Class	2022	$1,736	128	$13.26 to $13.70	(14.0%) to (13.4%)	1.5%
	2021	1,927	123	15.42 to 15.82	23.5% to 24.4%	1.2%
	2020	1,132	89	12.48 to 12.72	12.4% to 13.2%	1.2%
	2019	1,980	176	11.11 to 11.24	24.9% to 25.8%	2.1%
	2018	217	24	8.89 to 8.89	(11.1%) to (10.7%)	2.7%

MFS® International Intrinsic Value Portfolio—Initial Class	2022	$16,680	753	$20.91 to $23.77	(24.1%) to (23.6%)	0.8%
	2021	21,390	738	27.54 to 31.10	9.8% to 10.6%	0.3%
	2020	19,008	725	25.09 to 28.13	19.7% to 20.5%	1.0%
	2019	17,861	819	20.96 to 23.34	25.1% to 25.9%	1.9%
	2018	15,192	877	16.76 to 18.53	(10.1%) to (9.5%)	1.1%

MFS® Investors Trust Series—Initial Class	2022	$13,363	605	$20.82 to $46.51	(17.1%) to (16.5%)	0.7%
	2021	15,932	602	25.11 to 55.69	25.9% to 26.8%	0.6%
	2020	12,996	623	19.94 to 43.92	13.1% to 13.9%	0.6%
	2019	10,529	574	17.63 to 38.57	30.7% to 31.6%	0.7%
	2018	6,940	498	13.49 to 29.31	(6.2%) to (5.5%)	0.7%

MFS® Mid Cap Value Portfolio—Initial Class	2022	$12,487	762	$12.55 to $16.46	(9.4%) to (8.8%)	1.0%
	2021	11,700	650	13.76 to 18.04	30.1% to 31.0%	0.8%
	2020	7,042	512	10.50 to 13.78	5.0% to 37.8%	0.8%

MFS® New Discovery Series—Initial Class	2022	$10,325	320	$25.06 to $52.14	(30.2%) to (29.8%)	0.0%
	2021	15,485	341	35.93 to 74.23	1.1% to 1.8%	0.0%
	2020	15,662	351	35.54 to 72.92	44.9% to 45.9%	0.0%
	2019	11,788	386	24.53 to 49.98	40.7% to 41.7%	0.0%
	2018	7,507	343	17.43 to 35.27	(2.2%) to (1.5%)	0.0%

MFS® Research International Portfolio—Initial Class	2022	$500	51	$9.71 to $9.75	(2.9%) to (2.5%)	3.1%

MFS® Research Series—Initial Class	2022	$4,917	159	$29.03 to $31.28	(17.8%) to (17.2%)	0.5%
	2021	5,903	158	35.31 to 37.78	23.9% to 24.8%	0.5%
	2020	4,872	163	28.49 to 41.13	15.8% to 16.6%	0.7%
	2019	3,943	153	24.61 to 35.28	32.0% to 32.9%	0.8%
	2018	2,243	116	18.64 to 26.54	(5.0%) to (4.4%)	0.7%

MFS® Total Return Bond Series—Initial Class	2022	$9	1	$13.17 to $13.17	(13.9%) to (13.9%)	2.7%
	2021	12	1	15.31 to 15.31	(0.8%) to (0.8%)	3.7%
	2020	46	3	15.43 to 15.43	8.5% to 8.5%	4.0%
	2019	65	5	14.23 to 14.23	10.2% to 10.2%	4.4%
	2018	24	2	12.91 to 12.91	(1.1%) to (1.1%)	3.3%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Value Series—Initial Class	2022	$6	—	$31.44 to $31.44	(5.9%) to (5.9%)	1.4%
	2021	6	—	33.41 to 33.41	25.5% to 25.5%	1.8%
	2020	16	1	26.63 to 26.63	3.5% to 3.5%	1.6%
	2019	14	1	25.74 to 25.74	29.8% to 29.8%	2.2%
	2018	9	—	19.83 to 19.83	(10.1%) to (10.1%)	1.6%

Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	2022	$363	15	$24.64 to $24.64	(18.7%) to (18.7%)	7.7%
	2021	433	14	30.32 to 30.32	(2.0%) to (2.0%)	5.2%
	2020	425	14	30.95 to 30.95	5.5% to 5.5%	4.5%
	2019	408	14	29.32 to 29.32	14.3% to 14.3%	5.3%
	2018	415	16	25.66 to 25.66	(6.9%) to (6.9%)	6.0%

Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2022	$21,922	1,331	$14.33 to $38.66	(27.6%) to (27.1%)	1.3%
	2021	26,788	1,181	19.79 to 53.00	38.8% to 39.8%	2.0%
	2020	20,065	1,238	14.25 to 37.91	(17.4%) to (16.9%)	2.9%
	2019	23,746	1,217	17.26 to 45.59	18.1% to 18.9%	1.9%
	2018	20,633	1,259	14.62 to 38.33	(8.4%) to (7.7%)	2.8%

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2022	$19,334	729	$23.85 to $55.72	(29.2%) to (28.7%)	0.0%
	2021	25,583	686	33.70 to 78.19	12.2% to 13.0%	0.0%
	2020	21,542	650	30.03 to 69.20	39.0% to 40.0%	0.0%
	2019	15,137	639	21.60 to 49.43	31.8% to 32.7%	0.0%
	2018	12,082	679	16.39 to 37.24	(7.1%) to (6.4%)	0.0%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2022	$127	8	$16.66 to $16.66	(11.0%) to (11.0%)	1.5%
	2021	136	7	18.72 to 18.72	(4.2%) to (4.2%)	5.3%
	2020	183	9	19.53 to 19.53	10.1% to 10.1%	2.4%
	2019	138	8	17.73 to 17.73	6.1% to 6.1%	2.5%
	2018	147	9	16.71 to 16.71	(4.2%) to (4.2%)	6.5%

PIMCO VIT Income Portfolio—Institutional Class	2022	$2,558	241	$10.41 to $10.61	(8.3%) to (7.6%)	3.9%
	2021	893	78	11.35 to 11.49	1.4% to 2.1%	3.0%
	2020	708	63	11.21 to 11.24	12.1% to 12.4%	2.3%

PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)—Institutional Class	2022	$9,206	765	$11.43 to $12.14	(10.6%) to (10.0%)	1.6%
	2021	11,468	857	12.79 to 13.49	(2.5%) to (1.8%)	1.7%
	2020	10,315	756	13.12 to 13.74	5.0% to 5.7%	5.8%
	2019	9,096	705	12.49 to 13.00	6.4% to 7.2%	1.9%
	2018	7,474	620	11.74 to 12.13	1.6% to 2.3%	1.5%

PIMCO VIT Low Duration Portfolio—Administrative Class	2022	$554	42	$13.29 to $13.29	(5.7%) to (5.7%)	1.7%
	2021	606	43	14.09 to 14.09	(0.9%) to (0.9%)	0.5%
	2020	623	44	14.23 to 14.23	3.0% to 3.0%	1.2%
	2019	618	45	13.81 to 13.81	4.0% to 4.0%	2.8%
	2018	605	46	13.28 to 13.28	0.3% to 0.3%	1.9%

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Low Duration Portfolio—Institutional Class	2022	$5,303	516	$9.87 to $10.35	(6.3%) to (5.6%)	1.9%
	2021	5,534	507	10.53 to 10.96	(1.5%) to (0.8%)	0.7%
	2020	3,080	281	10.69 to 11.05	2.4% to 3.1%	1.2%
	2019	1,536	144	10.44 to 10.71	3.5% to 4.2%	2.9%
	2018	1,439	141	10.09 to 10.28	(0.2%) to 0.5%	2.1%

PIMCO VIT Total Return Portfolio—Administrative Class	2022	$1,481	85	$12.50 to $18.05	(14.3%) to (14.3%)	2.6%
	2021	1,778	87	14.59 to 21.06	(1.3%) to (1.3%)	1.8%
	2020	1,868	91	14.78 to 21.33	8.6% to 8.6%	2.1%
	2019	1,722	91	13.60 to 19.63	8.4% to 8.4%	3.0%
	2018	1,609	92	12.55 to 18.12	(0.5%) to (0.5%)	2.5%

PIMCO VIT Total Return Portfolio—Institutional Class	2022	$17,857	1,632	$10.46 to $11.12	(14.8%) to (14.2%)	2.8%
	2021	19,825	1,554	12.28 to 12.95	(1.8%) to (1.1%)	2.0%
	2020	18,046	1,396	12.50 to 13.10	8.1% to 8.8%	2.2%
	2019	12,934	1,087	11.57 to 12.04	7.8% to 8.5%	3.1%
	2018	9,258	842	10.74 to 11.09	(1.1%) to (0.4%)	2.7%

T. Rowe Price All-Cap Opportunities Portfolio	2022	$10	—	$43.86 to $43.86	(21.5%) to (21.5%)	0.0%
	2021	14	—	55.87 to 55.87	20.8% to 20.8%	0.0%
	2020	12	—	46.26 to 46.26	44.4% to 44.4%	0.0%
	2019	9	—	32.04 to 32.04	34.9% to 34.9%	0.4%
	2018	6	—	23.74 to 23.74	1.2% to 1.2%	0.2%

T. Rowe Price Blue Chip Growth Portfolio	2022	$110	3	$33.67 to $33.67	(38.5%) to (38.5%)	0.0%
	2021	148	3	54.75 to 54.75	17.6% to 17.6%	0.0%
	2020	136	3	46.55 to 46.55	34.3% to 34.3%	0.0%
	2019	103	3	34.66 to 34.66	29.9% to 29.9%	0.0%
	2018	77	3	26.69 to 26.69	1.9% to 1.9%	0.0%

T. Rowe Price International Stock Portfolio	2022	$32	2	$15.97 to $15.97	(15.8%) to (15.8%)	0.8%
	2021	34	2	18.97 to 18.97	1.3% to 1.3%	0.6%
	2020	36	2	18.72 to 18.72	14.4% to 14.4%	0.6%
	2019	30	2	16.36 to 16.36	27.8% to 27.8%	2.5%
	2018	24	2	12.80 to 12.80	(14.2%) to (14.2%)	1.4%

T. Rowe Price Limited-Term Bond Portfolio	2022	$216	15	$11.40 to $15.36	(4.5%) to (4.5%)	1.9%
	2021	235	15	11.94 to 16.09	0.1% to 0.1%	1.3%
	2020	235	16	11.93 to 16.07	4.7% to 4.7%	2.0%
	2019	222	16	11.39 to 15.34	4.4% to 4.4%	2.5%
	2018	352	25	10.92 to 14.70	1.2% to 1.2%	2.0%

The Merger Fund VL	2022	$31	2	$13.93 to $13.93	0.9% to 0.9%	1.6%
	2021	30	2	13.81 to 13.81	1.1% to 1.1%	0.0%
	2020	39	3	13.66 to 13.66	7.4% to 7.4%	0.0%
	2019	34	3	12.72 to 12.72	6.2% to 6.2%	0.7%
	2018	33	3	11.98 to 11.98	7.1% to 7.1%	0.7%

Western Asset Core Plus VIT Portfolio—Class I	2022	$10	1	$9.50 to $9.54	(5.0%) to (4.6%)	1.8%

Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are .05%—1.00%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

[1]

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the ‘‘financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class (1)	American Funds IS Growth Fund— Class 2 (1)	Franklin Templeton Aggressive Model Portfolio—Class I (1)

MainStay VP Balanced—Initial Class (1)	American Funds IS New World Fund®—Class 2 (1)	Franklin Templeton Conservative Model Portfolio—Class I (1)

MainStay VP Bond—Initial Class (1)	American Funds IS Washington Mutual Investors FundSM—Class 2 (1)	Franklin Templeton Moderate Model Portfolio—Class I (1)

MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class I (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class I (1)

MainStay VP CBRE Global Infrastructure—Initial Class (1)	BlackRock® High Yield V.I. Fund— Class I (1)	Franklin Templeton Moderately Conservative Model Portfolio— Class I (1)

MainStay VP Conservative Allocation—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Invesco V.I. EQV International Equity Fund—Series I Shares (1)

MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares (2)	Invesco V.I. Global Real Estate Fund— Series I Shares (1)

MainStay VP Equity Allocation—Initial Class (1)	BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Invesco V.I. Main Street Small Cap Fund®—Series I Shares (1)

MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class I (1)	Janus Henderson Enterprise Portfolio— Institutional Shares (1)

MainStay VP Floating Rate—Initial Class (1)	Columbia Variable Portfolio— Commodity Strategy Fund—Class 1 (1)	Janus Henderson Forty Portfolio— Institutional Shares (1)

MainStay VP Growth Allocation— Initial Class (1)	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

MainStay VP Income Builder—Initial Class (1)	Columbia Variable Portfolio— Intermediate Bond Fund—Class 1 (2)	LVIP Baron Growth Opportunities Fund—Service Class (1)

MainStay VP IQ Hedge Multi- Strategy—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	LVIP Delaware Diversified Income Fund—Standard Class (1)

MainStay VP Janus Henderson Balanced—Initial Class (1)	Delaware VIP® Emerging Markets Series—Standard Class (1)	LVIP Delaware Value Fund—Standard Class (1)

MainStay VP MacKay Convertible— Initial Class (1)	Delaware VIP® International Series— Standard Class (1)	LVIP SSgA Mid-Cap Index Fund— Standard Class (1)

MainStay VP MacKay Government— Initial Class (1)	Delaware VIP® Small Cap Value Series—Standard Class (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)

MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	DFA VA Global Bond Portfolio (1)	MFS® Investors Trust Series—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)
MainStay VP MacKay International Equity—Initial Class (1)	DFA VA International Small Portfolio (1)	MFS® Mid Cap Value Portfolio—Initial Class (1)

MainStay VP MacKay Strategic Bond—Initial Class (1)	DFA VA International Value Portfolio (1)	MFS® New Discovery Series—Initial Class (1)

MainStay VP Moderate Allocation— Initial Class (1)	DFA VA Short-Term Fixed Portfolio (1)	MFS® Research International Portfolio—Initial Class (2)

MainStay VP Natural Resources— Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	MFS® Research Series—Initial Class (1)

MainStay VP PIMCO Real Return— Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® Total Return Bond Series— Initial Class (1)

MainStay VP S&P 500 Index—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	MFS® Value Series—Initial Class (1)

MainStay VP Small Cap Growth— Initial Class (1)	DWS Small Cap Index VIP—Class A (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)

MainStay VP U.S. Government Money Market—Initial Class (1)	DWS Small Mid Cap Value VIP— Class A (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)

MainStay VP Wellington Growth— Initial Class (1)	Fidelity® VIP Bond Index Portfolio— Initial Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)

MainStay VP Wellington Mid Cap— Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio— Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)

MainStay VP Wellington Small Cap— Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	PIMCO VIT Income Portfolio— Institutional Class (1)

MainStay VP Wellington U.S. Equity— Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Institutional Class (1)

MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	PIMCO VIT Low Duration Portfolio— Administrative Class (1)

AB VPS Growth and Income Portfolio—Class A (2)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT Low Duration Portfolio— Institutional Class (1)

AB VPS International Value Portfolio— Class A (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT Total Return Portfolio— Administrative Class (1)

AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio— Institutional Class (1)

Alger Capital Appreciation Portfolio— Class I-2 (1)	Fidelity® VIP Growth Portfolio—Initial Class (1)	T. Rowe Price All-Cap Opportunities Portfolio (1)

American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity® VIP Health Care Portfolio— Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)

American Century Investments® VP International Fund—Class II (1)	Fidelity® VIP Index 500 Portfolio— Initial Class (1)	T. Rowe Price International Stock Portfolio (1)

American Century Investments® VP Value Fund—Class II (1)	Fidelity® VIP International Index Portfolio—Initial Class (1)	T. Rowe Price Limited-Term Bond Portfolio (1)

American Funds IS Asset Allocation Fund—Class 2 (1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class (1)	The Merger Fund VL (1)

American Funds IS The Bond Fund of America®—Class 2 (2)	Fidelity® VIP Mid Cap Portfolio— Initial Class (1)	Western Asset Core Plus VIT Portfolio—Class I (2)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS Global Small Capitalization Fund—Class 2 (1)	Fidelity® VIP Overseas Portfolio—Initial Class (1)

(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021
(2) Statement of operations and statement of changes in net assets for the period May 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2023

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Universal Life Separate Account-I since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
March 9, 2023

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2022	2021

	(in millions)
Assets
Bonds	$93,817	$90,767
Common and preferred stocks	1,285	1,635
Mortgage loans	15,544	14,315
Policy loans	862	857
Other invested assets	3,721	3,237
Cash, cash equivalents and short-term investments	6,401	1,763
Derivatives	1,360	581

Total cash and invested assets	122,990	113,155
Investment income due and accrued	851	715
Interest in annuity contracts	10,236	9,875
Other assets	1,101	902
Separate accounts assets	49,808	58,484

Total assets	$184,986	$183,131

Liabilities, capital and surplus
Liabilities:
Policy reserves	$109,695	$99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062
Separate accounts transfers due and accrued	(1,104)	(1,219)
Obligations under structured settlement agreements	10,236	9,875
Amounts payable under security lending agreements	675	675
Other liabilities	2,798	1,194
Interest maintenance reserve	(8)	12
Asset valuation reserve	1,890	1,874
Separate accounts liabilities	49,777	58,470

Total liabilities	176,449	173,397

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	4,054	5,251

Total capital and surplus	8,537	9,734

Total liabilities, capital and surplus	$184,986	$183,131

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Income
Premiums	$21,033	$14,012	$12,657
Net investment income	4,304	4,261	4,140
Other income	1,093	1,073	977

Total income	26,430	19,346	17,774

Benefits and expenses
Benefit payments:
Death benefits	2,345	2,343	929
Annuity benefits	3,431	3,430	3,247
Surrender benefits	9,256	9,054	8,126
Other benefits	93	87	115

Total benefit payments	15,125	14,914	12,417
Additions to policy reserves	9,721	418	2,803
Net transfers to separate accounts	444	1,909	710
Operating expenses	1,645	1,432	1,382

Total benefits and expenses	26,935	18,673	17,312

(Loss)/gain from operations before federal and foreign income taxes	(505)	673	462
Federal and foreign income taxes	114	187	102

Net (loss)/gain from operations	(619)	486	360
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(37)	(157)	(177)

Net (loss)/income	$(656)	$329	$183

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Capital and surplus, beginning of year	$9,734	$9,448	$9,355
Net increase/(decrease) due to:
Net (loss)/income	(656)	329	183
Change in net unrealized capital (losses)/gains on investments	(153)	589	206
Change in nonadmitted assets	(300)	(7)	2
Change in asset valuation reserve	(16)	(271)	(43)
Change in reserve valuation basis	—	536	(16)
Change in net deferred income tax	311	106	162
Dividends to parent	(400)	(942)	(932)
Prior period corrections	—	(77)	—
Additional paid in surplus	—	—	530
Other adjustments, net	17	23	1

Net (decrease)/increase	(1,197)	286	93

Capital and surplus, end of year	$8,537	$9,734	$9,448

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Cash flows from operating activities:
Premiums received	$20,995	$13,623	$12,665
Net investment income received	3,888	4,237	3,849
Other	1,095	1,080	974

Total received	25,978	18,940	17,488

Benefits and other payments	15,140	14,154	12,281
Net transfers to separate accounts	334	2,020	764
Operating expenses	1,580	1,356	1,298
Federal income taxes	101	285	65

Total paid	17,155	17,815	14,408

Net cash from operating activities	8,823	1,125	3,080

Cash flows used in investing activities:
Proceeds from investments sold	6,998	8,403	5,035
Proceeds from investments matured or repaid	8,889	12,844	9,733
Cost of investments acquired	(20,237)	(22,397)	(15,553)
Net change in policy loans	(9)	34	17

Net cash used in investing activities	(4,359)	(1,116)	(768)

Cash flows from/(used in) financing and miscellaneous activities:
Dividends to New York Life	(400)	(942)	(932)
Other miscellaneous uses	574	(103)	(17)

Net cash from/(used in) financing and miscellaneous activities	174	(1,045)	(949)

Net increase/(decrease) in cash, cash equivalents and short-term investments	4,638	(1,036)	1,363
Cash, cash equivalents and short-term investments, beginning of year	1,763	2,799	1,436

Cash, cash equivalents and short-term investments, end of year	$6,401	$1,763	$2,799

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$6,760	$1,348	$471
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$250	$—	$—
Transfer of assets between bond investment and other invested assets	$146	$66	$72
Capitalized interest on bonds and mortgage loans	$95	$119	$125
Depreciation/amortization on fixed assets	$73	$73	$77
Low-income housing tax credit future commitments	$68	$80	$4
Transfer of mortgage loans to other invested assets	$44	$72	$40
Transfers between equity investment and equity investment	$34	$5	$9
Bonds to be announced commitments - purchased/sold	$19	$1,535	$10
Other invested assets stock distribution	$6	$16	$—
Dividend to New York Life paid in bonds	$—	$402	$—
Exchange of bonds to stocks	$—	$3	$19
Contribution from New York Life in bonds	$—	$—	$530

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2022, 2021 and 2020

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments.

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Prior to 2022, these investments were reported in Bonds when issued as debt securities. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds, (“ETFs”) and mutual funds are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the government and high credit quality adjustable rate mortgage loan-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported in Other invested assets starting in 2022 and are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit, and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP 25 “Affiliates and Other Related Parties” in 2022 to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2022.

In 2020, the Company adopted Principles Based Reserving (“PBR”). Under PBR for individual life products (“VM-20”), reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for VA products (“VM-21”), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For VA products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts VA reserves written from 1981 to 2019 is permitted under the revisions to the Commissioners Annuity Reserve Valuation Method (“CARVM”) adopted in VM-21, and Actuarial Guideline 43 CARVM for variable annuities (“AG 43”). Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2022 and 2021, were as follows (in millions):

	2022		2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,257	$5,138	$5,418	$5,507
Due after one year through five years(1)	35,959	34,142	31,066	32,305
Due after five years through ten years	26,066	23,167	27,078	28,537
Due after ten years	26,535	21,485	27,205	30,447

Total	$93,817	$83,932	$90,767	$96,796

(1)

Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $2,126 million and $199 million at December 31, 2022 and 2021, respectively, and cash equivalents with a carrying value of $4,485 million and $1,748 million at December 31, 2022 and 2021, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2022 and 2021, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1)	The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO identified funds	125	—	—	125

Total	$90,767	$6,418	$389	$96,796

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2022 and 2021 (in millions):

	2022		2021
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,236	$(217)	$1,594	$213
Preferred stocks	49	(2)	41	17

Total	$1,285	$(219)	$1,635	$230

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2022 were 7.8% and 2.3% and funded during 2021 were 11.1% and 1.6%, respectively. For 2022 and 2021, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 54.5% and 54.8% at December 31, 2022 and 2021, respectively). For 2022 and 2021, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 49.4% and 52.5% at December 31, 2022 and 2021, respectively). The Company has no significant credit risk exposure to any one individual borrower.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,457 million and $14,225 million at December 31, 2022 and 2021, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2022 and 2021, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,672	30.1%	$4,286	29.9%
Industrial	3,998	25.7	2,890	20.2
Office buildings	3,752	24.1	3,962	27.7
Retail facilities	2,773	17.8	2,853	19.9
Hotels	330	2.1	304	2.1
Other	14	0.2	12	0.1
Residential	5	—	8	0.1

Total	$15,544	100.0%	$14,315	100.0%

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,245	27.3%	$3,597	25.2%
Pacific	3,798	24.4	3,457	24.2
South Atlantic	3,598	23.1	3,299	23.0
Middle Atlantic	3,081	19.8	3,123	21.8
New England	805	5.2	821	5.7
Other	17	0.2	18	0.1

Total	$15,544	100.0%	$14,315	100.0%

At December 31, 2022 and 2021, mortgage loans of $110 million and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, appraisals are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2022 and 2021, LTVs on the Company’s mortgage loans were as follows (in millions):

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290

Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

At December 31, 2022 and 2021, impaired mortgage loans were as follows (in millions):

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—

Total	$23	$4	$1	$5	$—	$—

Other Invested Assets

The carrying value of other invested assets at December 31, 2022 and 2021 consisted of the following (in millions):

	2022	2021
Investment in MCF	$1,316	$1,487
Limited partnerships and limited liability companies	1,476	1,235
Other investments	623	279
Real estate investment property	93	96
LIHTC investments	197	122
Loan to affiliate	16	18

Total other invested assets	$3,721	$3,237

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2022, 2021 and 2020 consisted of the following (in millions):

	2022		2021		2020
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$176	$29	$137	$169	$65	$(26)
Limited partnerships and limited liability companies	11	(12)	42	176	22	11
Other investments	11	(7)	9	—	8	—
Real estate investment property	22	—	11	—	14	—
LIHTC investments	(10)	—	(12)	—	(12)	—
Loans to affiliates	1	—	—	—	—	—

Total other invested assets	$211	$10	$187	$345	$97	$(15)

(1)	Includes unrealized foreign exchange gains (losses) of $(18) million, less than $1 million, and $3 million in 2022, 2021, and 2020, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. On December 31, 2022, the Company transferred $250 million of its equity interest in MCF to Life Insurance Company of North America (“LINA”), a wholly owned subsidiary of New York Life, in exchange for bonds. The Company recognized a $50 million realized gain on the transfer of MCF offset by a $50 million unrealized loss. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, venture capital funds, real estate funds, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 13 years. During 2022, 2021 and 2020, the Company recorded amortization on these investments under the proportional amortized cost method of $10 million, $12 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $12 million, $15 million, and $15 million for 2022, 2021 and 2020, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2022 and 2021, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan
Bank (“FHLB”) capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3	—	3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0

Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2022, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2022 was $740 million with a fair value of $657 million. At December 31, 2021, the carrying value was $628 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $701 million and $694 million at December 31, 2022 and 2021, respectively.

At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 3 days and a weighted average yield of 4.3%. At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2022 and 2021, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4

Total	$1,197	$1,197	0.9%	0.9%

	2022		2021
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.6%
Other liabilities (derivatives)	813	0.6	506	0.4
Separate accounts liabilities (derivatives)	17	—	16	—

Total	$1,506	1.1%	$1,197	1.0%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2022 and 2021 (in millions):

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$5	$—	$—	$—	$—	$5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

(1)	Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

At December 31, 2022 and 2021, there were no separate account securities cash collateral received under securities lending agreements.

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2022 and 2021 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2022		2021
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	512	512	344	344
31 to 60 days	—	—	87	87
61 to 90 days	—	—	70	70
91 to 120 days	—	—	37	37
121 to 180 days	—	—	52	52
181 to 365 days	18	18	5	5
1 to 2 years	104	103	33	33
2 to 3 years	68	68	66	66
Greater than 3 years	—	—	—	—

Total collateral reinvested	$702	$701	$694	$694

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2022 and 2021 (in millions):

	2022		2021
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$368	$—
2 Days to 1 Week	$199	$185	$—	$140
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2022 and 2021, the Company did not have any defaulted reverse repurchase agreements.

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2022 and 2021 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2022 and 2021 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375
Ending Balance
Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

At December 31, 2022, and 2021, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2022			2021
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	2	$1	$1	2	$1	$1
Loan-backed and structured securities -amortized cost	28	11	12	10	12	14

Total general account	30	$12	$13	12	$13	$15

Separate account:
Loan-backed and structured securities -amortized cost	2	$1	$1	2	$1	$1

Total separate account	2	$1	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2022 and 2021, and reacquired within 30 days of the sale date are as follows ($ in millions):

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1)	Book value of securities sold and cost of securities repurchased are both less than $1 million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—

		2	$1	$1	$—

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2022 and 2021, the Company held collateral for derivatives of $710 million and $377 million, respectively, including $169 million and $48 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $7 million and less than $1 million at December 31, 2022 and 2021, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2022 and 2021 (in millions):

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—

Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—

Subtotal replications		1,050	6	39	1	—

Total derivatives qualifying and designated		1,348	22	48	15	9

Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—

Total derivatives not designated		14,224	566	16	566	16

Total derivatives		$15,572	$588	$64	$581	$25

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Foreign currency swaps	$20	$11	$(12)	$1	$2	$—	$3	$2	$2
Interest rate swaps	—	—	—	—	—	—	—	1	1

Total	$20	$11	$(12)	$1	$2	$—	$3	$3	$3

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bond forwards	$—	$—	$—	$(29)	$(173)	$—	$12	$19	$17
Credit default swaps	—	—	—	—	—	—	1	—	—

Total	$—	$—	$—	$(29)	$(173)	$—	$13	$19	$17

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Equity options	$(14)	$5	$5	$(8)	$(4)	$—	$—	$—	$(4)
Foreign currency forwards	(13)	19	(12)	39	—	(6)	—	—	—
Foreign currency swaps	420	161	(109)	(12)	(3)	13	61	42	47
Futures	—	—	—	(5)	(87)	—	—	—	—
Interest rate options	40	3	14	1	5	(1)	(3)	(6)	(20)
Interest rate swaps	(59)	(27)	178	—	(4)	(29)	(3)	22	18
Total return swap	—	73	(73)	—	(147)	—	—	—	—

Total	$374	$234	$3	$15	$(240)	$(23)	$55	$58	$41

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed,VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2022 and 2021 are attributed to the following products or transactions (in millions):

	2022		2021
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$32,602	$38	$39,321	$38
VUL insurance products non-guaranteed	10,550	2	12,508	22
UL insurance products guaranteed	6,404	34	6,385	33
VUL insurance products guaranteed	156	22	169	8

Total	$49,712	$96	$58,383	$101

(1)

Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

(2)

Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities, and $14 million of surplus.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate accounts for a private placement VUL policy, with assets of $6,615 million and $6,595 million at December 31, 2022 and 2021, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $43,193 million and $51,889 million at December 31, 2022 and 2021, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2022	$67
2021	$62
2020	$57
2019	$54
2018	$54

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2022	$12
2021	$4
2020	$5
2019	$3
2018	$7

The general account holds reserves on these guarantees. Refer to Note 12—Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2022 and 2021 is as follows (in millions):

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542

Total reserves	$6,034	$508	$50,655	$57,197

By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655

Total reserves	$6,034	$508	$50,655	$57,197

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2022	2021	2020
Transfers to separate accounts	$2,540	$4,058	$2,481
Transfers from separate accounts	(2,096)	(2,211)	(1,771)

Net transfers to separate accounts	$444	$1,847	$710

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$62	$—

Net transfers to separate accounts	$444	$1,909	$710

(1)	Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2022 and 2021 (in millions):

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1)	Excludes investments accounted for under the equity method.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085

Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173

Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—

Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—

(1)	Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022, and a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $729 million at December 31, 2022, and a carrying value of $762 million and a fair value of $800 million at December 31, 2021. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6—Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
	Fixed Income
Hedge Fund	Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
	Fixed Income
Hedge fund	Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,173	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2022 and 2021 (in millions):

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1)	Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12

Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87

Total assets at fair value	$52,347	$592	$215	$1,173	$54,327

Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4

Total liabilities at fair value	$—	$20	$—	$—	$20

(1)	Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2022 and 2021 (in millions):

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred Stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12

Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred stocks	—	5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87

Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both were measured at fair value effective 2021, and $11 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2022 and 2021.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2022, 2021, and 2020 were as follows (in millions):

	2022	2021	2020
Bonds	$3,361	$3,319	$3,364
Common stocks - unaffiliated	23	32	25
Mortgage loans	638	632	622
Policy loans	53	64	46
Other invested assets[1]	221	197	106
Short-term investments	55	2	11
Derivative instruments	71	80	61

Gross investment income	4,422	4,326	4,235
Investment expenses	(192)	(169)	(171)

Net investment income	4,230	4,157	4,064
Net gain from separate accounts	46	56	44
Amortization of IMR	28	48	32

Net investment income, including net gain from separate accounts and amortization of IMR	$4,304	$4,261	$4,140

(1)	Includes real estate net investment income of $22 million, $11 million, and $14 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2022 and 2021 there was no due and accrued investment income that was nonadmitted on bonds.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2022		2021		2020
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	146	77	302	177	245	134
Investment income	$39	$3	$137	$8	$87	$5

(1)	Included in the net investment income on bonds. Refer to net investment income table above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2022, 2021, and 2020, net realized capital gains (losses) were as follows (in millions):

	2022	2021	2020
Bonds	$(110)	$160	$24
Mortgage loans	(12)	4	(84)
Common and preferred stocks	45	73	50
Other invested assets	18	(9)	(19)
Derivatives	(12)	(408)	(23)

Net realized capital (losses) gains before tax and transfers to the IMR	(71)	(180)	(52)
Less:
Capital gains tax expense	16	47	62
Net realized capital (losses) gains after tax transferred to IMR	(50)	(70)	63

Net realized capital losses after tax and transfers to the IMR	$(37)	$(157)	$(177)

Proceeds from investments in bonds sold were $3,940 million, $1,857 million, and $2,460 million for the years ended December 31, 2022, 2021, and 2020, respectively. Gross gains of $42 million, $169 million, and $170 million in 2022, 2021 and 2020, respectively, and gross losses of $78 million, $26 million, and $19 million in 2022, 2021, and 2020, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Bonds	$72	$23	$129
Common and preferred stocks	14	3	17
Other invested assets	27	6	19
Mortgage Loans	12	—	84

Total	$125	$32	$249

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2022 and 2021 (in millions):

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1)	Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.
(2)	The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special
Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5

Total bonds	14,925	302	2,069	88	16,994	390

Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—

Total equity securities	226	9	—	—	226	9

Total	$15,151	$311	$2,069	$88	$17,220	$399

(1)	Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million or 96% is related to unrealized losses on investment grade securities and $433 million or 4% is related to below investment grade securities. At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million, or 88%, is related to unrealized losses on investment grade securities and $47 million, or 12%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,413 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $2,639 million for six months or less, $1,774 million for greater than six months through 12 months, and less than $1 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bonds	$(42)	$(2)	$(2)	$(351)	$(113)	$192	$(393)	$(115)	$190
Preferred Stocks	(2)	17	—	—	—	—	(2)	17	—
Common stocks unaffiliated	(210)	231	60	(7)	(18)	23	(217)	213	83
Mortgage loans	4	(3)	17	—	—	—	4	(3)	17
Other invested assets	28	345	(18)	(18)	—	3	10	345	(15)
Cash, cash equivalents and short-term investments	—	—	—	2	—	1	2	—	1
Derivatives	393	244	(8)	—	—	—	393	244	(8)
Aggregate write-ins	—	—	—	—	—	—	—	—	—

Total change in unrealized on investments	171	832	49	(374)	(131)	219	(203)	701	268

Capital gains tax (benefit) expense	(49)	112	62	—	—	—	(49)	112	62

Total change in unrealized gains (losses), net of tax	$220	$720	$(13)	$(374)	$(131)	$219	$(154)	$589	$206

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions to MCF of $0 million, $66 million and $72 million, respectively.

Dividend Distributions

For the years ended December 31, 2022, 2021, and 2020, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

For the years ended December 31, 2022, 2021 and 2020, the Company received dividend distributions from MCF of $176 million, $137 million and $65 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2022 and 2021:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to LINA. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2022 and 2021, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2022 and 2021, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. At December 31, 2022 and 2021 the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2022, 2021 and 2020, the Company received service fees of $44 million, $50 million and $44 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2022, 2021 and 2020, the fees incurred associated with these services and facilities, amounted to $915 million, $862 million and $827 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life. Refer to Note 6- Investments for further information.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2022 and 2021, policyholder reserve balances for these policies amounted to $4,181 million and $4,309 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2022 and 2021, the policyholder reserves related to these contracts amounted to $147 million and $146 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2022 and 2021, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,236 million and $9,875 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $26 million and $9 million respectively for the years ended December 31, 2022 and December 31, 2021.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from New York Life in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

11/23/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company purchased a bond issued by NYL Investments for $162 million.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
10/15/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.

At December 31, 2022 and 2021, the Company reported a net amount of $85 million and $90 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Life insurance reserves	$29,525	$29,248
Annuity reserves and supplementary contracts with life contingencies	80,033	70,698
Asset adequacy and special reserves	137	26

Total policy reserves	109,695	99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062

Total insurance liabilities	$112,185	$102,516

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation (“CRVM”) Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for UL secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later are determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve valuation basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $56 million and $48 million at December 31, 2022 and 2021, respectively.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

At December 31, 2022 and 2021, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2022 and 2021, the Company had $10,325 million and $10,736 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 4.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2022 and 2021, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $137 million and $26 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2022 and 2021, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit Funds

Deposit funds at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Fixed period annuities	$1,077	$1,016
Supplemental contracts without life contingencies	350	449
Continued interest accounts	14	17

Total deposit funds	$1,441	$1,482

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2022 and 2021 ($ in millions):

Individual Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35

Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15

Total	$70,145	$—	$38,294	$108,439	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

Group Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85

Total	$552	$—	$—	$552	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

Deposit-Type Contracts

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81

Total	$1,482	$—	$—	$1,482	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2022 and 2021 ($ in millions):

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—

Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—

Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Policy reserves:
Direct	$110,411	$100,726
Assumed	—	—
Ceded	(716)	(754)

Policy reserves	$109,695	$99,972

Policy claims:
Direct	$523	$525
Assumed	658	687
Ceded(1)	(132)	(150)

Policy claims	$1,049	$1,062

Reinsurance recoverable(2)	$45	$71

(1)	Includes reinsurance recoverable related to unpaid losses of $91 million and $100 million at December 31, 2022 and 2021, respectively.
(2)	Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020
Premiums:
Direct(1)	$20,379	$13,461	$13,200
Assumed	1,185	1,090	5
Ceded	(531)	(539)	(548)

Premiums	$21,033	$14,012	$12,657

Benefit payments:
Direct	$14,387	$14,265	$13,063
Assumed	1,344	1,388	9
Ceded	(606)	(739)	(655)

Benefit payments	$15,125	$14,914	$12,417

(1)	Includes considerations for supplementary contracts with life contingencies of $42 million, $48 million and $58 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance Assumed

On December 31, 2020, New York Life acquired LINA as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions. Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2022 and 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $653 million and $686 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 0% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which have a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 42% and 45% of total life insurance in-force at December 31, 2022 and 2021.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Defined benefit pension	$31	$32	$30
Defined contribution	10	10	10
Postretirement life and health	5	6	6
Postemployment	2	2	2

Total	$48	$50	$48

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2022 and 2021, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $725 million and $875 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2022 and 2021.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $717 million and $578 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $960 million and $999 million at December 31, 2022 and 2021, respectively. Unfunded commitments on LIHTC amounted to $153 million and $86 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2022 and 2021 was as follows (in millions):

	2022	2021
Membership stock - Class B (1)	$25	$29
Activity stock	—	—

Aggregate total	$25	$29

Actual or estimated borrowing capacity as determined by the insurer	$6,759	$6,232

(1)	Membership stock is not eligible for redemption.

At December 31, 2022 and 2021, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2022 and 2021 was as follows (in millions):

	2022		2021
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,175	$—	$1,665	$—
Carrying Value	$1,175	$—	$1,665	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2022 and 2021 (in millions):

	2022			2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,433	$475	$1,908	$1,168	$277	$1,445	$265	$198	$463
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,433	475	1,908	1,168	277	1,445	265	198	463
Nonadmitted DTAs (1)	545	—	545	331	—	331	214	—	214

Subtotal net admitted DTAs	888	475	1,363	837	277	1,114	51	198	249
Gross DTLs	262	552	814	292	419	711	(30)	133	103

Net admitted DTAs (2)	$626	$(77)	$549	$545	$(142)	$403	$81	$65	$146

(1)	DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2)	The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$54	$54	$—	$19	$19	$—	$35	$35
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,198	N/A	N/A	1,400	N/A	N/A	(202)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	393	421	814	452	258	710	(59)	163	104

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$888	$475	$1,363	$837	$277	$1,114	$51	$198	$249

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2022 and 2021 (in millions):

	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount.	812%	967%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$7,987	$9,331

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2022 and 2021.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2022 and 2021. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

Significant components of the current federal and foreign income taxes for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Federal(1)	$114	$187	$102	$(73)	$85
Foreign	—	—	—	—	—

Subtotal	114	187	102	(73)	85

Federal income tax on net capital gains (losses)	16	47	62	(31)	(15)
Other	—	—	—	—	—

Total federal and foreign income taxes	$130	$234	$164	$(104)	$70

(1)	The Company had investment tax credits of $28 million, $27 million and $31 million for the years ended December 31, 2022, 2021 and 2020, respectively.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2022 and 2021 were as follows (in millions):

	2022	2021	Change
DTAs
Ordinary:
Policyholder reserves	$859	$654	$205
Deferred acquisition costs	376	337	39
Investments	151	137	14
Pension accrual	21	24	(3)
Receivables - nonadmitted	21	12	9
Fixed assets	2	2	—
Other	3	2	1

Subtotal	1,433	1,168	265
Nonadmitted	545	331	214

Admitted ordinary DTAs	888	837	51

Capital:
Investments	475	277	198

Subtotal	475	277	198
Nonadmitted	—	—	—

Admitted capital DTAs	475	277	198

Total admitted DTAs	1,363	1,114	249

DTLs
Ordinary:
Policyholder reserves	124	159	(35)
Investments	138	133	5

Subtotal	262	292	(30)

Capital:
Investments	552	419	133

Subtotal	552	419	133

Total DTLs	814	711	103

Net admitted DTAs	$549	$403	$146

Change in deferred income tax on change in net unrealized capital gains/ losses			$49
Change in net deferred taxes related to other items			311
Change in DTAs nonadmitted			(214)

Change in net admitted DTAs			$146

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2022, 2021 and 2020 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$(106)	$141	$97	$(247)	$44
Net realized capital gains (losses) at statutory rate	(15)	(38)	(11)	23	(27)
Tax exempt income	(35)	(39)	(40)	4	1
Tax credits, net of withholding	(40)	(37)	(34)	(3)	(3)
Amortization of IMR	(6)	(10)	(7)	4	(3)
Dividend from MCF	(37)	(29)	(14)	(8)	(15)
Partnership income from MCF	54	46	11	8	35
Prior year audit liability and settlement	1	(1)	6	2	(7)
Non-admitted assets	(6)	—	—	(6)	—
Other items impacting surplus	4	96	(7)	(92)	103
Other	5	(1)	1	6	(2)

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$114	$187	$102	$(73)	$85
Capital gains tax expense (benefit) incurred	16	47	62	(31)	(15)
Change in net DTAs	(311)	(106)	(162)	(205)	56
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

For years ended December 31, 2022, 2021 and 2020, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2022, 2021, and 2020, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2022	$14
Year 2021	$120
Year 2020	$86

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 22-02 to apply to December 31, 2022. Following that guidance, the Company has not determined as of the reporting date if it will be an applicable corporation and if it will be liable for CAMT in 2023. The accompanying statutory financial statements do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

At December 31, 2022 and 2021, the Company recorded a current income tax (payable)/receivable of $(31) million and $(4) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2022, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2022 and 2021. For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2022, 2021 and 2020, principally include the effects of the following (in millions):

	2022	2021	2020
Surplus withdrawn from separate accounts	$48	$55	$45
Changes in surplus relating to separate accounts	(29)	(44)	(44)
Change in liability for reinsurance in unauthorized companies	(2)	(2)	—

Total	$17	$9	$1

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2022, the amount of earned surplus of the Company available for the payment of dividends was $4,054 million. The maximum amount of dividends that may be paid in 2023 without prior notice to or approval of the Commissioner is $851 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2022, 2021 and 2020, the Company paid dividends to its sole stockholder, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2022 and 2021 were as follows (in millions):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$418	$418	$388	$388

(1)	Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2022.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	154	144	10	144	144	12/31/2022
02151HAA3	27	26	1	26	26	12/31/2022
05946XY72	300	268	32	268	269	12/31/2022
12498NAD5	591	548	43	548	552	12/31/2022
12544ABN4	287	265	22	265	263	12/31/2022
12544TAH7	225	212	13	212	213	12/31/2022
12544VAB5	18	17	1	17	17	12/31/2022
12667F5H4	1,690	1,544	146	1,544	1,546	12/31/2022
12667GRG0	992	915	77	915	916	12/31/2022
12668AQ65	860	831	29	831	835	12/31/2022
12668AY25	507	480	27	480	481	12/31/2022
12668AYL3	529	470	59	470	466	12/31/2022
12668BFL2	163	154	9	154	154	12/31/2022
12668BKG7	226	220	5	220	221	12/31/2022
12668BKH5	196	192	5	192	192	12/31/2022
126694DT2	89	88	1	88	88	12/31/2022
17029PAA3	1,622	703	919	703	703	12/31/2022
17029RAA9	34	18	17	18	12	12/31/2022
225458XZ6	3,589	3,333	256	3,333	3,339	12/31/2022
251513BC0	316	309	6	309	314	12/31/2022
36185MBN1	23	23	—	23	23	12/31/2022
3622MPAB4	202	192	10	192	193	12/31/2022
57643MCG7	89	88	—	88	86	12/31/2022
69336QAL6	419	417	2	417	393	12/31/2022
76111XZW6	1,093	1,078	15	1,078	1,075	12/31/2022
81744HAF0	235	224	11	224	225	12/31/2022
863579VS4	1,798	1,785	13	1,785	1,796	12/31/2022
93934FEM0	527	526	1	526	489	12/31/2022
93934FLW0	616	615	1	615	565	12/31/2022
94983UAB3	173	157	15	157	169	12/31/2022
94984MAG9	206	199	8	199	204	12/31/2022
94988PAB9	8,172	5,280	2,892	5,280	4,683	12/31/2022
94988PAC7	1,443	—	1,443	—	—	12/31/2022
94988PAD5	34,433	28,380	6,053	28,380	33,690	12/31/2022
94988PAE3	13,504	10,230	3,274	10,230	11,934	12/31/2022

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAC8	640	—	640	—	—	12/31/2022
94988YAE4	634	—	634	—	634	12/31/2022
94988YAH7	2,114	1,771	343	1,771	2,114	12/31/2022
94989FAD6	513	399	114	399	—	12/31/2022
94989FAH7	2,367	2,159	207	2,159	2,367	12/31/2022
L2287*AC1	6,867	6,867	—	6,867	7,019	12/31/2022
02147QAF9	161	158	3	158	150	9/30/2022
05946XY72	303	303	—	303	272	9/30/2022
12544ABN4	302	290	11	290	273	9/30/2022
12544TAH7	236	230	6	230	220	9/30/2022
12544VAB5	18	18	—	18	17	9/30/2022
12667F5H4	1,079	987	92	987	946	9/30/2022
12667GRG0	1,033	1,008	25	1,008	948	9/30/2022
12668AYL3	562	548	13	548	502	9/30/2022
12668BFL2	168	166	2	166	159	9/30/2022
17029PAA3	2,083	1,622	461	1,622	1,542	9/30/2022
225458XZ6	3,720	3,665	55	3,665	3,468	9/30/2022
251513AV9	875	853	22	853	831	9/30/2022
36228F3Q7	6	6	—	6	6	9/30/2022
69336QAL6	427	420	7	420	398	9/30/2022
81744HAF0	240	237	3	237	234	9/30/2022
86359AWR0	163	154	10	154	151	9/30/2022
87222PAD5	264	202	62	202	217	9/30/2022
93934FEM0	537	534	3	534	491	9/30/2022
93934FLW0	567	566	—	566	519	9/30/2022
94988PAE3	16,144	13,504	2,640	13,504	16,144	9/30/2022
02147QAF9	178	167	11	167	165	6/30/2022
05946XY72	305	305	—	305	286	6/30/2022
05951FAK0	193	187	6	187	185	6/30/2022
05951KAZ6	36	36	—	36	36	6/30/2022
05951KBA0	31	30	2	30	30	6/30/2022
12544ABN4	327	315	11	315	311	6/30/2022
12544TAH7	254	238	16	238	234	6/30/2022
12544VAB5	21	19	2	19	19	6/30/2022
12667GRG0	1,114	1,042	71	1,042	1,029	6/30/2022
12667GXM0	856	855	1	855	793	6/30/2022
12667GXN8	306	299	8	299	281	6/30/2022
12668AYL3	610	591	19	591	578	6/30/2022
15132EKT4	12	10	2	10	36	6/30/2022
17029RAA9	81	34	47	34	10	6/30/2022
225458XZ6	4,010	3,880	130	3,880	3,827	6/30/2022
46628BBD1	139	138	1	138	134	6/30/2022
61750YAB5	651	594	57	594	608	6/30/2022
61750YAE9	160	147	13	147	141	6/30/2022
61752RAJ1	669	628	41	628	585	6/30/2022
69336QAL6	191	177	14	177	175	6/30/2022

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
93934FEM0	549	542	6	542	529	6/30/2022
94988YAC8	3,695	2,871	824	2,871	2,880	6/30/2022
94988YAD6	812	—	812	—	—	6/30/2022
94988YAE4	3,685	2,871	814	2,871	2,871	6/30/2022
94988YAF1	813	—	813	—	—	6/30/2022
05951KAZ6	40	38	2	38	38	3/31/2022
12544VAB5	22	22	—	22	21	3/31/2022
12667FJ55	846	838	8	838	809	3/31/2022
15132EKT4	23	13	10	13	—	3/31/2022
161546GK6	1,680	1,676	5	1,676	1,614	3/31/2022
26827EAA3	2,717	2,307	410	2,307	2,256	3/31/2022
3622ELAG1	214	213	1	213	198	3/31/2022
46628SAG8	1,179	1,124	54	1,124	1,136	3/31/2022
61750YAD1	1,158	1,056	102	1,056	1,126	3/31/2022
61750YAJ8	313	285	28	285	306	3/31/2022
61751DAE4	290	280	11	280	282	3/31/2022
61751JAH4	1,048	957	91	957	959	3/31/2022
61751JAJ0	1,041	952	88	952	963	3/31/2022
61752RAH5	315	287	28	287	303	3/31/2022
61752RAM4	658	625	33	625	632	3/31/2022
69337AAM8	512	507	5	507	458	3/31/2022
86359AWR0	142	141	1	141	137	3/31/2022
94984UAE6	604	534	69	534	602	3/31/2022

Subtotal - General Account	XXX	XXX	$25,440	XXX	XXX

Guaranteed Separate Accounts
02147QAF9	$205	$192	$13	$192	$192	12/31/2022
12544VAB5	7	7	—	7	7	12/31/2022
12668BFL2	217	205	12	205	205	12/31/2022
12668BKH5	293	287	6	287	288	12/31/2022
94988PAB9	1,114	720	395	720	639	12/31/2022
94988PAC7	197	—	197	—	—	12/31/2022
94988PAD5	4,695	3,870	826	3,870	4,594	12/31/2022
94988PAE3	1,841	1,395	446	1,395	1,627	12/31/2022
94988YAC8	87	—	87	—	—	12/31/2022
94988YAE4	86	—	86	—	86	12/31/2022
94988YAH7	288	242	47	242	288	12/31/2022
94989FAD6	70	54	16	54	—	12/31/2022
94989FAH7	323	294	28	294	323	12/31/2022
00256DAB8	67	52	14	52	69	9/30/2022
02147QAF9	215	211	4	211	201	9/30/2022
04546KAB4	148	120	28	120	115	9/30/2022
12544VAB5	7	7	—	7	7	9/30/2022

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12668BFL2	225	222	3	222	213	9/30/2022
36228F3Q7	1	1	—	1	1	9/30/2022
94988PAE3	2,201	1,841	360	1,841	2,201	9/30/2022
001406AB3	42	32	10	32	32	6/30/2022
00256DAB8	105	68	36	68	60	6/30/2022
02147QAF9	237	223	15	223	220	6/30/2022
04546KAB4	173	149	24	149	150	6/30/2022
12544VAB5	8	8	—	8	8	6/30/2022
61750YAB5	75	69	7	69	71	6/30/2022
61750YAE9	40	37	3	37	35	6/30/2022
94988YAC8	504	392	112	392	393	6/30/2022
94988YAD6	111	—	111	—	—	6/30/2022
94988YAE4	502	391	111	391	392	6/30/2022
94988YAF1	111	—	111	—	—	6/30/2022
26827EAA3	298	253	45	253	247	3/31/2022
61750YAJ8	117	107	10	107	115	3/31/2022
61751DAE4	41	40	2	40	40	3/31/2022

Subtotal - Guaranteed Separate Accounts	XXX	XXX	3,165	XXX	XXX
Grand Total	XXX	XXX	$28,605	XXX	XXX

(1)	Only the impaired lots within each CUSIP are included within this table.
(2)	CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At March 9, 2023, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
National Association of Insurance Commissioners’ Accounting Practices and
NAIC SAP	Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
the Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
Valuation manual requirements for maximum valuation interest rates for income
VM-22	annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2022

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$175,531,636
Other bonds (unaffiliated)	3,061,489,041
Bonds of affiliates	123,799,792
Preferred stocks (unaffiliated)	174,033
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	23,179,268
Common stocks of affiliates	—
Mortgage loans	637,964,876
Real estate	19,496,916
Premium notes, policy loans and liens	53,439,318
Cash on hand and on deposit	1,627,435
Short-term investments	54,654,839
Derivative instruments	71,419,639
Other invested assets	189,234,203
Aggregate write-ins for investment income	8,186,793

Gross investment income	$4,420,197,789

Real Estate Owned - Book Value less Encumbrances	$93,448,989

Mortgage Loans - Book Value:
Residential mortgages	$4,870,870
Commercial mortgages	15,057,718,950
Mezzanine real estate loans	481,623,689

Total mortgage loans	$15,544,213,509

Mortgage Loans by Standing - Book Value:
Good standing	$15,434,713,509

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,311,608,253

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,149,044,376

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$11,699,369,101
Over one year through five years	35,958,415,844
Over five years through 10 years	26,066,334,465
Over 10 years through 20 years	10,611,847,339
Over 20 years	15,922,974,723

Total by maturity	$100,258,941,472

Bonds by NAIC designation - statement value
NAIC 1	$62,674,135,962
NAIC 2	33,234,271,021
NAIC 3	2,412,617,176
NAIC 4	1,669,400,389
NAIC 5	238,377,535
NAIC 6	30,139,389

Total by NAIC designation	$100,258,941,472

Total bonds publicly traded	$55,842,777,955

Total bonds privately placed	$44,416,163,517

Preferred Stocks - Statement Value	$49,218,802

Common Stocks - Fair Value	$1,235,674,603

Short-Term Investments - Book Value	$2,126,480,872

Options, Caps and Floors Owned - Statement Value	$124,834,410

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$908,849,578

Future Contracts Open - Current Value	$65,364

Cash on Deposit	$(210,734,650)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$180,614

Credit life	$—

Group life	$718,316

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$859

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,671

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$364,238,119

Income payable	$54,215,028

Ordinary - involving life contingencies
Income payable	$48,450,621

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$1,877,073,487

Deferred - fully paid account balance	$49,947,648,824

Deferred - not fully paid - account balance	$36,766,258,551

Group
Amount of income payable	$82,094,315

Fully paid account balance	$1,492,213

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$251,760,494

Dividend accumulations - account balance	$—

Claim Payments 2022 (in thousands):
Group accident and health - year ended December 31, 2019
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other accident and health
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2022	$845

2021	$924

2020	$954

2019	$774

2018	$575

Prior	$26

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2022

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,531,683,288	4.497%	$5,531,683,283	—	$5,531,683,283	4.498%
All other governments	172,327,488	0.140	172,327,487	—	172,327,487	0.140
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,805,487,728	8.784	10,805,487,683	—	10,805,487,683	8.786
Industrial and miscellaneous	72,752,304,867	59.141	72,752,304,919	—	72,752,304,919	59.153
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,149,044,376	2.560	3,149,044,376	—	3,149,044,376	2.560
SVO identified funds	835,335,850	0.679	835,335,850	—	835,335,850	0.679
Unaffiliated Bank loans	570,682,544	0.464	570,682,543	—	570,682,543	0.464
Total long-term bonds	93,816,866,141	76.264	93,816,866,141	—	93,816,866,141	76.280
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	385,493,436	0.313	385,493,436	—	385,493,436	0.313
Industrial and miscellaneous Other (Unaffiliated)	126,314,707	0.103	126,314,707	—	126,314,707	0.103
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	238,775,243	0.194	238,775,243	—	238,775,243	0.194
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	485,091,240	0.394	485,091,240	—	485,091,240	0.394
Total common stocks	1,235,674,626	1.004	1,235,674,626	—	1,235,674,626	1.005
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,870,869	0.004	4,870,869	—	4,870,869	0.004
Commercial mortgages	15,057,718,950	12.240	15,057,718,950	—	15,057,718,950	12.243
Mezzanine real estate loans	481,623,690	0.392	481,623,690	—	481,623,690	0.392
Total valuation allowance	—	—	—	—	—	—
Total mortgage loans	15,544,213,509	12.636	15,544,213,509	—	15,544,213,509	12.639

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Properties held for sale	—	—	—	—	—	—
Total real estate	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Cash, cash equivalents and short-term investments:
Cash	(210,734,650)	(0.171)	(210,734,650)	—	(210,734,650)	(0.171)
Cash equivalents	4,485,047,955	3.646	4,485,047,958	—	4,485,047,958	3.647
Short-term investments	2,126,480,874	1.729	2,126,480,872	—	2,126,480,872	1.729
Total cash, cash equivalents and short-term investments	6,400,794,179	5.203	6,400,794,180	—	6,400,794,180	5.204
Contract loans	883,296,200	0.718	862,222,852	—	862,222,852	0.701
Derivatives	1,360,005,309	1.106	1,360,005,309	—	1,360,005,309	1.106
Other invested assets	3,316,159,880	2.696	3,311,608,253	—	3,311,608,253	2.693
Receivables for securities	9,801,295	0.008	9,801,295	—	9,801,295	0.008
Securities Lending	—	—	—	—	—	—
Other invested assets	306,127,919	0.249	306,127,919	—	306,127,919	0.249

Total invested assets	$123,015,606,850	100.000%	$122,989,981,876	—	$122,989,981,876	100.000%

*	Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2022

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $135,178,524,462

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,503,205,356	2.59%
WELLS FARGO	Bonds/Equity/Derivatives	$1,229,202,528	0.91%
JP MORGAN	Bonds/Equity/Derivatives	$1,043,613,415	0.77%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.56%
MORGAN STANLEY	Bonds/Equity/Derivatives	$745,952,116	0.55%
CITIGROUP	Bonds/Equity	$713,016,133	0.53%
GS MORTGAGE	Bonds	$696,779,745	0.52%
ISHARES IBOXX INVESTMENT GRADE CORPORATE BOND FUND ETF	Equity	$611,177,710	0.45%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.35%
THE MACERICH COMPANY	Mortgage Loans	$442,460,791	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$62,674,135,959	46.36%	P/RP - 1	$69,323	—%
NAIC – 2	$33,234,271,021	24.59%	P/RP - 2	$15,069,052	0.01%
NAIC – 3	$2,412,617,176	1.78%	P/RP - 3	$—	—%
NAIC – 4	$1,669,400,389	1.23%	P/RP - 4	$—	—%
NAIC – 5	$238,377,535	0.18%	P/RP - 5	$—	—%
NAIC – 6	$30,139,389	0.02%	P/RP - 6	$34,080,427	0.03%

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$15,986,879,856	11.83%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$15,395,227,353	11.39%
Countries rated NAIC-2	$396,046,897	0.29%
Countries rated NAIC-3 or below	$195,605,607	0.14%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,261,976,527	3.15%
CAYMAN ISLANDS	$3,932,552,494	2.91%
Countries rated NAIC-2:
MEXICO	$176,502,927	0.13%
INDONESIA	$44,823,440	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$57,589,280	0.04%
COLOMBIA	$32,547,587	0.02%
7. Aggregate unhedged foreign currency exposure	$406,523,506	0.29%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$395,491,598	0.29%
Countries rated NAIC-2:	$9,042,890	0.01%
Countries rated NAIC-3 or below:	$1,989,018	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$155,302,465	0.11%
UNITED KINGDOM	$112,807,599	0.08%
Countries rated NAIC-2:
ITALY	$4,931,077	—%
INDIA	$2,912,701	—%
Countries rated NAIC-3 or below:
BRAZIL	$969,124	—%
SOUTH AFRICA	$684,850	—%

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
BANCO SANTANDER SA	2.A FE	$148,047,955	0.11%
SMITH & NEPHEW PLC	2.B	$144,500,000	0.11%
STATNETT SF	1.F	$123,800,000	0.09%
TRITAX BIG BOX REIT PLC	2.A	$120,590,768	0.09%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$113,396,384	0.08%
GROSVENOR GROUP LTD	1.G IF	$113,553,801	0.08%
KERRY GRP PLC	2.A FE	$112,646,076	0.08%
INTERTEK GROUP PLC	2.A	$110,000,000	0.08%
LLOYDS BANKING GROUP PLC	1.G FE	$109,784,232	0.08%
ANGLIAN WATER GROUP LTD	1.G FE	$101,999,596	0.08%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?    Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,316,387,456	0.97%
VANGUARD 500 INDEX FUND	$246,086,617	0.18%
SPDR S&P 500 ETF TRUST	$200,487,015	0.15%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$101,548,884	0.08%
BONAVISTA ENERGY CORP	$90,565,028	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$74,687,131	0.06%
MSSDF MEMBER LLC	$67,252,165	0.05%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$61,590,937	0.05%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$55,809,309	0.04%

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [    ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,354,946,739	$—	$1,354,946,739
BLACKROCK ADVISORS, LLC	$835,837,927	$835,837,927	$—
CANDRIAM LUXEMBOURG	$251,868,501	$—	$251,868,501
THE VANGUARD GROUP, INC.	$246,086,617	$246,086,617	$—
STATE STREET GLOBAL ADVISORS	$200,487,015	$200,487,015	$—
APOGEM CAPITAL	$160,983,988	$—	$160,983,988
NYL INVESTORS LLC— REAL ESTATE INVESTORS	$131,697,485	$—	$131,697,485
MACKAY SHIELDS LLC	$74,923,052	$—	$74,923,052
FIDELITY MANAGEMENT & RESEARCH COMPANY	$66,000,100	$66,000,100	$—
WHITEHORSE	$51,196,747	$—	$51,196,747

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type (Residential, Commercial, Agricultural)
COMMERCIAL	$405,500,000	0.30%
COMMERCIAL	$306,245,000	0.23%
COMMERCIAL	$257,133,167	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$236,500,920	0.17%
COMMERCIAL	$228,900,000	0.17%
COMMERCIAL	$228,335,053	0.17%
COMMERCIAL	$224,516,000	0.17%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$391,520,899	0.29%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$44,158,245	0.03%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$121,202,679	0.09%	$—	—%
91% to 95%	$—	—%	$109,500,000	0.08%	$—	—%
81% to 90%	$—	—%	$148,484,618	0.11%	$—	—%
71% to 80%	$—	—%	$976,660,618	0.72%	$—	—%
Below 70%	$4,870,870	—%	$14,183,494,724	10.49%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$739,877,475	0.55%	$674,931,920	$722,872,021	$759,419,303
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$185,315,000	0.14%	$130,797,000	$130,787,000	$150,991,000
Dollar repurchase agreements	$—	—%	$823,725	$1,138,703	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$124,846,670	0.09%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$153,623,145	0.11%	$134,617,570	$154,564,664	$150,325,328
Income generation	$—	—%	$—	$—	$—
Replications	$253,129,993	0.19%	$155,409,519	$204,751,226	$253,917,551
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$4,147,057	—%	$318,360	$168,350	$184,200
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2022

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

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